UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Gregory F. Niland

American Funds Target Date Retirement Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2022

A balanced approach
that seeks to build
and preserve wealth
through retirement

Depending on the proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. Each fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to balance total return and stability over time.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class R-6 shares. Class A share results are shown at net asset value unless otherwise indicated. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended March 31, 2022 (the most recent calendar quarter-end). Class A share returns reflect the 5.75% maximum sales charge. Also shown are the expense ratios as of the series prospectus dated January 1, 2022. The expense ratios are as of each fund’s prospectus available at the time of publication.

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime*	Expense ratios

Class R-6 shares
American Funds 2065 Target Date Retirement Fund®	3.67%	—	—	25.87%	0.44	%†
American Funds 2060 Target Date Retirement Fund®	3.69	11.82%	—	10.29	0.38
American Funds 2055 Target Date Retirement Fund®	3.76	11.86	11.26%	11.23	0.38
American Funds 2050 Target Date Retirement Fund®	4.11	11.95	11.32	8.26	0.37
American Funds 2045 Target Date Retirement Fund®	4.56	11.89	11.28	8.23	0.37
American Funds 2040 Target Date Retirement Fund®	4.67	11.72	11.15	8.16	0.36
American Funds 2035 Target Date Retirement Fund®	4.56	11.14	10.78	7.91	0.35
American Funds 2030 Target Date Retirement Fund®	3.93	9.71	9.92	7.38	0.33
American Funds 2025 Target Date Retirement Fund®	3.65	8.62	8.99	6.72	0.31
American Funds 2020 Target Date Retirement Fund®	3.83	7.57	7.89	6.02	0.30
American Funds 2015 Target Date Retirement Fund®	3.82	7.04	7.22	5.71	0.29
American Funds 2010 Target Date Retirement Fund®	3.59	6.54	6.65	5.38	0.28

Class A shares
American Funds 2065 Target Date Retirement Fund®	–2.69%	—	—	21.79%	0.83	%†
American Funds 2060 Target Date Retirement Fund®	–2.64	10.13%	—	9.00	0.71
American Funds 2055 Target Date Retirement Fund®	–2.53	10.18	10.26%	10.33	0.70
American Funds 2050 Target Date Retirement Fund®	–2.19	10.26	10.30	7.49	0.69
American Funds 2045 Target Date Retirement Fund®	–1.78	10.22	10.27	7.47	0.68
American Funds 2040 Target Date Retirement Fund®	–1.68	10.04	10.14	7.39	0.68
American Funds 2035 Target Date Retirement Fund®	–1.80	9.46	9.76	7.15	0.67
American Funds 2030 Target Date Retirement Fund®	–2.37	8.04	8.90	6.61	0.66
American Funds 2025 Target Date Retirement Fund®	–2.66	6.99	7.98	5.96	0.64
American Funds 2020 Target Date Retirement Fund®	–2.53	5.94	6.88	5.24	0.64
American Funds 2015 Target Date Retirement Fund®	–2.47	5.43	6.22	4.94	0.62
American Funds 2010 Target Date Retirement Fund®	–2.66	4.93	5.64	4.60	0.61

*	Since February 1, 2007, for all funds except 2065 Fund, which commenced operations on March 27, 2020, 2060 Fund, which commenced operations on March 27, 2015, and 2055 Fund, which commenced operations on February 1, 2010.
†	The net expense ratios for American Funds 2065 Target Date Retirement Fund were 0.40% for Class R-6 shares and 0.79% for Class A shares as of the series prospectus dated January 1, 2022.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds Target Date Retirement Series for the periods ended April 30, 2022, are shown in the table below, as well as results of each fund’s benchmark.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

4	Investment approach for American Funds Target Date Retirement Series

5	Investment portfolios

29	Financial statements

40	Notes to financial statements

68	Financial highlights

The target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower and net expenses higher. The investment adviser is currently reimbursing a portion of other expenses for 2065 Fund. This reimbursement will be in effect through at least January 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Visit capitalgroup.com for more information. The expense ratios include the weighted average expenses of the underlying American Funds.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2022, with all distributions reinvested for Class R-6 and A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2065 Target Date Retirement Fund
Class R-6 shares	–15.05%	–8.72%	—	—	19.67%[1]
Class A shares	–15.17	–9.05	—	—	19.25	[1]
S&P Target Date 2065+ Index	–10.39	–5.11	—	—	22.13	[1,4]
S&P Target Date Through 2065+ Index	–10.39	–4.95	—	—	22.55	[1]

American Funds 2060 Target Date Retirement Fund
Class R-6 shares	–15.04	–8.70	9.53%	—	8.82	[2]
Class A shares	–15.20	–9.02	9.17	—	8.46	[2]
S&P Target Date 2060 Index	–10.40	–5.22	8.95	—	8.18	[2,4]
S&P Target Date Through 2060 Index	–10.43	–5.03	9.10	—	8.30	[2]

American Funds 2055 Target Date Retirement Fund
Class R-6 shares	–14.91	–8.58	9.58	10.30%	10.37	[3]
Class A shares	–15.04	–8.85	9.22	9.95	10.01	[3]
S&P Target Date 2055 Index	–10.37	–5.17	8.88	9.53	9.80	[3,4]
S&P Target Date Through 2055 Index	–10.38	–4.98	9.10	9.74	9.97	[3]

American Funds 2050 Target Date Retirement Fund
Class R-6 shares	–14.33	–8.03	9.72	10.38	7.61
Class A shares	–14.46	–8.34	9.35	10.02	7.27
S&P Target Date 2050 Index	–10.37	–5.18	8.80	9.37	6.45	[4]
S&P Target Date Through 2050 Index	–10.39	–5.03	9.07	9.70	6.75

American Funds 2045 Target Date Retirement Fund
Class R-6 shares	–13.53	–7.30	9.74	10.38	7.61
Class A shares	–13.71	–7.62	9.37	10.02	7.27
S&P Target Date 2045 Index	–10.30	–5.18	8.63	9.13	6.31	[4]
S&P Target Date Through 2045 Index	–10.32	–5.01	8.97	9.57	6.67

American Funds 2040 Target Date Retirement Fund
Class R-6 shares	–12.98	–6.90	9.62	10.28	7.55
Class A shares	–13.11	–7.17	9.27	9.92	7.21
S&P Target Date 2040 Index	–10.18	–5.27	8.33	8.82	6.22	[4]
S&P Target Date Through 2040 Index	–10.26	–5.14	8.61	9.29	6.59

American Funds 2035 Target Date Retirement Fund
Class R-6 shares	–11.70	–6.05	9.22	9.99	7.36
Class A shares	–11.85	–6.37	8.86	9.62	7.02
S&P Target Date 2035 Index	–9.95	–5.37	7.77	8.34	5.98	[4]
S&P Target Date Through 2035 Index	–10.04	–5.23	8.05	8.86	6.36

American Funds 2030 Target Date Retirement Fund
Class R-6 shares	–10.02	–5.19	8.06	9.23	6.90
Class A shares	–10.15	–5.50	7.69	8.87	6.56
S&P Target Date 2030 Index	–9.48	–5.37	6.99	7.69	5.68	[4]
S&P Target Date Through 2030 Index	–9.65	–5.35	7.30	8.28	6.08

American Funds 2025 Target Date Retirement Fund
Class R-6 shares	–8.51	–4.28	7.22	8.39	6.31
Class A shares	–8.63	–4.61	6.85	8.02	5.96
S&P Target Date 2025 Index	–9.05	–5.31	6.27	7.02	5.40	[4]
S&P Target Date Through 2025 Index	–9.27	–5.23	6.71	7.70	5.77

See page 3 for footnotes.

2	American Funds Target Date Retirement Series

Results at a glance (continued)

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 2/1/07)

American Funds 2020 Target Date Retirement Fund
Class R-6 shares	–6.73%	–3.12%	6.37%	7.36%	5.66%
Class A shares	–6.95	–3.46	6.00	6.99	5.30
S&P Target Date 2020 Index	–8.67	–5.25	5.45	6.29	5.05	[4]
S&P Target Date Through 2020 Index	–8.90	–5.26	6.05	6.97	5.39

American Funds 2015 Target Date Retirement Fund
Class R-6 shares	–6.04	–2.59	5.95	6.73	5.38
Class A shares	–6.24	–2.93	5.59	6.36	5.02
S&P Target Date 2015 Index	–8.29	–5.03	5.16	5.75	4.81	[4]
S&P Target Date Through 2015 Index	–8.50	–5.14	5.47	6.26	5.15

American Funds 2010 Target Date Retirement Fund
Class R-6 shares	–5.27	–2.18	5.56	6.20	5.09
Class A shares	–5.44	–2.50	5.21	5.83	4.72
S&P Target Date 2010 Index	–8.00	–5.14	4.68	5.05	4.45	[4]
S&P Target Date Through 2010 Index	–8.22	–5.12	5.00	5.53	4.87

S&P 500 Index	–9.65	0.21	13.66	13.67	9.34
MSCI All Country World Index (ACWI) ex USA	–11.87	–10.31	4.94	5.04	2.78
Bloomberg U.S. Aggregate Index	–9.47	–8.51	1.20	1.73	3.34

S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Source: Bloomberg Index Services Ltd. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The S&P Target Date Indexes are a series of unmanaged indexes composed of different allocations to stocks, bonds, and short-term investments that reflect reductions in potential risk over time. The S&P 500 Index and the S&P Target Date Style indexes are products of S&P Dow Jones Indices LLC and/or its affiliates and have been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

[1]	For the period March 27, 2020, commencement of 2065 Fund operations, through most recent fiscal year-end.
[2]	For the period March 27, 2015, commencement of 2060 Fund operations, through most recent fiscal year-end.
[3]	For the period February 1, 2010, commencement of 2055 Fund operations, through most recent fiscal year-end.
[4]	As of January 1, 2022, the series will be using the S&P Target Date Index (as opposed to the S&P Target Date Through Index) as its primary prospectus benchmark index because the S&P Target Date Index is more similar to how the fund is managed.

American Funds Target Date Retirement Series	3

Investment approach for
American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 12 target date funds manages risk over time, adjusting the blend of assets as its target retirement date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart below shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or longer for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 5 show a breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target retirement date will begin to shift their allocations sooner.

Distinguishing points of our glide path

•	The funds in the series are managed for approximately 30 years past retirement so that participants can use a single fund for their entire lives.

•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.

•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

Our Target Date Solutions Committee frequently monitors the funds in the series. Investment professionals manage the portfolio, moving it from a more growth-oriented strategy to a more income-oriented focus as the target date gets closer. The target date is the year that corresponds roughly to the year in which an investor is assumed to retire and begin taking withdrawals. The funds may be subject to an allocation approach that does not guarantee investors’ retirement goals will be met. The target allocations shown are as of April 30, 2022, and are subject to the oversight committee’s discretion. The investment adviser anticipates assets will be invested within a range that deviates no more than 10% above or below the allocations shown in the prospectus/characteristics statement. Underlying funds may be added or removed during the year. Visit capitalgroup.com for current allocations. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit americanfundsretirement.com.

4	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	868,309	$55,051
New Perspective Fund, Class R-6	1,025,349	55,020
AMCAP Fund, Class R-6[1]	1,068,119	38,484
The Growth Fund of America, Class R-6	658,077	38,484
The New Economy Fund, Class R-6[1]	580,798	27,460
New World Fund, Inc., Class R-6	313,220	22,057
EuroPacific Growth Fund, Class R-6	209,814	11,024
		247,580

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	918,362	49,518
Fundamental Investors, Class R-6	754,927	49,516
Washington Mutual Investors Fund, Class R-6	792,144	44,004
The Investment Company of America, Class R-6	856,128	38,491
American Mutual Fund, Class R-6	543,262	27,467
		208,996

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	970,920	32,973
American Balanced Fund, Class R-6	1,086,524	32,889
		65,862

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	2,192,898	28,771

Total investment securities 100% (cost: $622,504,000)		551,209
Other assets less liabilities 0%		(95)
Net assets 100%		$551,114

American Funds Target Date Retirement Series	5

American Funds 2065 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$38,455	$35,489	$190	$(30)	$(18,673)	$55,051	$—	$3,703
New Perspective Fund, Class R-6	38,455	30,526	33	(3)	(13,925)	55,020	271	2,802
AMCAP Fund, Class R-6[1]	26,918	21,107	22	— [3]	(9,519)	38,484	—	776
The Growth Fund of America, Class R-6	26,918	22,982	31	(3)	(11,382)	38,484	117	2,361
The New Economy Fund, Class R-6[1]	19,228	17,155	94	(9)	(8,820)	27,460	—	1,565
New World Fund, Inc., Class R-6	15,382	12,318	128	(17)	(5,498)	22,057	144	1,085
EuroPacific Growth Fund, Class R-6	7,691	6,168	54	(6)	(2,775)	11,024	145	318
						247,580

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	38,455	23,826	3,663	39	(9,139)	49,518	399	1,978
Fundamental Investors, Class R-6	34,609	23,482	12	(1)	(8,562)	49,516	395	2,616
Washington Mutual Investors Fund, Class R-6	30,764	15,990	13	— [3]	(2,737)	44,004	341	643
The Investment Company of America, Class R-6	30,764	17,185	3,694	89	(5,853)	38,491	255	1,469
American Mutual Fund, Class R-6	19,228	9,425	—	—	(1,186)	27,467	240	656
						208,996

Balanced funds 12%
American Funds Global Balanced Fund, Class R-6	19,228	18,781	49	(3)	(4,984)	32,973	300	1,099
American Balanced Fund, Class R-6	19,227	16,997	41	— [3]	(3,294)	32,889	216	666
						65,862

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	19,228	11,992	508	(11)	(1,930)	28,771	264	—
Total 100%				$45	$(108,277)	$551,209	$3,087	$21,737

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

See notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	9,166,251	$581,140
New Perspective Fund, Class R-6	10,801,893	579,630
AMCAP Fund, Class R-6[1]	11,232,238	404,698
The Growth Fund of America, Class R-6	6,920,272	404,698
The New Economy Fund, Class R-6[1]	6,094,084	288,128
New World Fund, Inc., Class R-6	3,330,165	234,510
EuroPacific Growth Fund, Class R-6	2,220,756	116,678
		2,609,482

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	9,546,500	514,747
Fundamental Investors, Class R-6	7,847,438	514,714
Washington Mutual Investors Fund, Class R-6	8,472,130	470,627
The Investment Company of America, Class R-6	8,855,522	398,144
American Mutual Fund, Class R-6	5,998,474	303,283
		2,201,515

Balanced funds 12%
American Balanced Fund, Class R-6	11,714,899	354,610
American Funds Global Balanced Fund, Class R-6	10,400,637	353,205
		707,815

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	23,601,283	309,649

Total investment securities 100% (cost: $5,882,290,000)		5,828,461
Other assets less liabilities 0%		(1,015)
Net assets 100%		$5,827,446

American Funds Target Date Retirement Series	7

American Funds 2060 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$591,348	$224,554	$926	$481	$(234,317)	$581,140	$—	$50,451
New Perspective Fund, Class R-6	603,869	147,319	926	454	(171,086)	579,630	3,691	38,177
AMCAP Fund, Class R-6[1]	420,886	99,610	1,698	312	(114,412)	404,698	—	10,546
The Growth Fund of America, Class R-6	425,249	122,356	2,726	432	(140,613)	404,698	1,577	31,932
The New Economy Fund, Class R-6[1]	299,182	97,793	459	211	(108,599)	288,128	—	21,154
New World Fund, Inc., Class R-6	235,623	67,310	370	162	(68,215)	234,510	1,938	14,633
EuroPacific Growth Fund, Class R-6	117,231	34,050	182	69	(34,490)	116,678	1,920	4,210
						2,609,482

Growth-and-income funds 38%
Capital World Growth and Income Fund, Class R-6	598,100	87,128	61,306	1,738	(110,913)	514,747	4,991	27,246
Fundamental Investors, Class R-6	538,279	82,229	2,213	390	(103,971)	514,714	5,054	35,912
Washington Mutual Investors Fund, Class R-6	478,484	23,644	1,736	328	(30,093)	470,627	4,390	9,040
The Investment Company of America, Class R-6	478,484	49,034	61,298	3,531	(71,607)	398,144	3,195	20,430
American Mutual Fund, Class R-6	298,995	18,244	481	176	(13,651)	303,283	3,161	9,278
						2,201,515

Balanced funds 12%
American Balanced Fund, Class R-6	298,856	95,578	1,132	131	(38,823)	354,610	2,753	9,290
American Funds Global Balanced Fund, Class R-6	298,855	118,724	4,297	(71)	(60,006)	353,205	3,752	15,039
						707,815

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	298,663	36,343	2,548	(17)	(22,792)	309,649	3,256	—
Total 100%				$8,327	$(1,323,588)	$5,828,461	$39,678	$297,338

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 45%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6[1]	17,800,620	$1,128,560
New Perspective Fund, Class R-6	20,988,510	1,126,244
AMCAP Fund, Class R-6[1]	22,959,682	827,237
The Growth Fund of America, Class R-6	14,145,645	827,237
The New Economy Fund, Class R-6[1]	12,438,925	588,113
New World Fund, Inc., Class R-6	6,805,557	479,247
EuroPacific Growth Fund, Class R-6	4,520,002	237,481
American Funds Global Insight Fund, Class R-6	6,030,546	114,581
		5,328,700

Growth-and-income funds 38%
Fundamental Investors, Class R-6	15,944,068	1,045,771
Capital World Growth and Income Fund, Class R-6	19,372,641	1,044,573
Washington Mutual Investors Fund, Class R-6	17,857,730	991,997
The Investment Company of America, Class R-6	16,967,062	762,839
American Mutual Fund, Class R-6	13,748,081	695,103
		4,540,283

Balanced funds 12%
American Balanced Fund, Class R-6	24,167,921	731,563
American Funds Global Balanced Fund, Class R-6	21,300,130	723,352
		1,454,915

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	48,197,439	632,350

Total investment securities 100% (cost: $11,612,349,000)		11,956,248
Other assets less liabilities 0%		(2,098)
Net assets 100%		$11,954,150

American Funds Target Date Retirement Series	9

American Funds 2055 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 45%
SMALLCAP World Fund, Inc., Class R-6[1]	$1,217,119	$381,565	$1,196	$664	$(469,592)	$1,128,560	$—	$102,511
New Perspective Fund, Class R-6	1,242,674	243,851	18,414	1,443	(343,310)	1,126,244	7,500	77,570
AMCAP Fund, Class R-6[1]	903,641	167,724	5,732	789	(239,185)	827,237	—	22,334
The Growth Fund of America, Class R-6	912,693	227,796	19,712	2,272	(295,812)	827,237	3,333	67,484
The New Economy Fund, Class R-6[1]	640,709	174,776	616	345	(227,101)	588,113	—	44,642
New World Fund, Inc., Class R-6	499,790	122,436	499	228	(142,708)	479,247	4,085	30,846
EuroPacific Growth Fund, Class R-6	248,027	61,445	246	100	(71,845)	237,481	4,020	8,813
American Funds Global Insight Fund, Class R-6	99,751	30,944	101	3	(16,016)	114,581	904	—
						5,328,700

Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,145,755	118,503	2,556	534	(216,465)	1,045,771	10,691	76,484
Capital World Growth and Income Fund, Class R-6	1,273,515	126,885	128,078	3,639	(231,388)	1,044,573	10,472	58,027
Washington Mutual Investors Fund, Class R-6	1,030,140	34,912	10,520	577	(63,112)	991,997	9,318	19,234
The Investment Company of America, Class R-6	973,813	50,714	128,260	18,999	(152,427)	762,839	6,359	41,087
American Mutual Fund, Class R-6	686,610	42,355	2,973	244	(31,133)	695,103	7,257	21,333
						4,540,283

Balanced funds 12%
American Balanced Fund, Class R-6	637,312	176,022	782	251	(81,240)	731,563	5,877	19,924
American Funds Global Balanced Fund, Class R-6	637,292	212,718	776	203	(126,085)	723,352	7,890	32,060
						1,454,915

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	635,255	45,566	663	45	(47,853)	632,350	6,833	—
Total 100%				$30,336	$(2,755,272)	$11,956,248	$84,539	$622,349

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 43%	Shares	Value (000)
New Perspective Fund, Class R-6	31,722,099	$1,702,208
SMALLCAP World Fund, Inc., Class R-6[1]	25,406,039	1,610,743
AMCAP Fund, Class R-6[1]	36,582,122	1,318,054
The Growth Fund of America, Class R-6	22,538,541	1,318,054
The New Economy Fund, Class R-6[1]	17,720,182	837,810
New World Fund, Inc., Class R-6	9,420,545	663,395
American Funds Global Insight Fund, Class R-6	24,926,545	473,604
EuroPacific Growth Fund, Class R-6	7,201,739	378,379
		8,302,247

Growth-and-income funds 38%
Washington Mutual Investors Fund, Class R-6	29,304,348	1,627,857
Fundamental Investors, Class R-6	24,470,588	1,605,026
Capital World Growth and Income Fund, Class R-6	29,057,622	1,566,787
American Mutual Fund, Class R-6	26,624,817	1,346,151
The Investment Company of America, Class R-6	23,549,945	1,058,805
		7,204,626

Equity-income funds 2%
The Income Fund of America, Class R-6	7,711,784	188,707
Capital Income Builder, Class R-6	2,851,942	187,259
		375,966

Balanced funds 12%
American Balanced Fund, Class R-6	41,782,250	1,264,749
American Funds Global Balanced Fund, Class R-6	31,264,945	1,061,757
		2,326,506

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	76,054,274	997,832

Total investment securities 100% (cost: $18,062,793,000)		19,207,177
Other assets less liabilities 0%		(3,516)
Net assets 100%		$19,203,661

American Funds Target Date Retirement Series	11

American Funds 2050 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
New Perspective Fund, Class R-6	$1,915,758	$343,415	$37,988	$4,149	$(523,126)	$1,702,208	$11,361	$117,500
SMALLCAP World Fund, Inc., Class R-6[1]	1,793,018	498,325	3,100	1,911	(679,411)	1,610,743	—	148,261
AMCAP Fund, Class R-6[1]	1,485,765	234,124	16,678	2,924	(388,081)	1,318,054	—	36,259
The Growth Fund of America, Class R-6	1,502,328	330,366	41,365	6,724	(479,999)	1,318,054	5,379	108,923
The New Economy Fund, Class R-6[1]	971,361	200,864	1,647	1,063	(333,831)	837,810	—	66,494
New World Fund, Inc., Class R-6	732,651	136,852	1,305	633	(205,436)	663,395	5,939	44,849
American Funds Global Insight Fund, Class R-6	493,932	50,140	878	22	(69,612)	473,604	4,449	—
EuroPacific Growth Fund, Class R-6	406,064	89,240	717	306	(116,514)	378,379	6,559	14,380
						8,302,247

Growth-and-income funds 38%
Washington Mutual Investors Fund, Class R-6	1,696,143	54,315	20,089	2,219	(104,731)	1,627,857	15,253	31,415
Fundamental Investors, Class R-6	1,795,952	146,549	3,164	1,750	(336,061)	1,605,026	16,707	119,246
Capital World Growth and Income Fund, Class R-6	1,916,794	115,869	115,114	4,179	(354,941)	1,566,787	16,329	90,485
American Mutual Fund, Class R-6	1,342,021	69,090	5,139	1,228	(61,049)	1,346,151	14,046	41,265
The Investment Company of America, Class R-6	1,319,485	65,853	140,781	27,304	(213,056)	1,058,805	8,826	57,028
						7,204,626

Equity-income funds 2%
The Income Fund of America, Class R-6	161,473	39,868	303	75	(12,406)	188,707	2,962	6,355
Capital Income Builder, Class R-6	161,462	35,767	303	65	(9,732)	187,259	3,808	—
						375,966

Balanced funds 12%
American Balanced Fund, Class R-6	1,210,697	195,143	2,423	1,089	(139,757)	1,264,749	10,197	34,572
American Funds Global Balanced Fund, Class R-6	1,042,756	208,681	2,104	548	(188,124)	1,061,757	11,882	48,695
						2,326,506

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,036,889	42,767	5,469	(57)	(76,298)	997,832	10,975	—
Total 100%				$56,132	$(4,292,165)	$19,207,177	$144,672	$965,727

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 41%	Shares	Value (000)
New Perspective Fund, Class R-6	32,659,614	$1,752,515
SMALLCAP World Fund, Inc., Class R-6[1]	25,968,748	1,646,419
The Growth Fund of America, Class R-6	26,146,894	1,529,070
AMCAP Fund, Class R-6[1]	42,438,090	1,529,044
The New Economy Fund, Class R-6[1]	18,218,061	861,350
American Funds Global Insight Fund, Class R-6	40,510,981	769,709
New World Fund, Inc., Class R-6	9,327,106	656,815
EuroPacific Growth Fund, Class R-6	8,332,019	437,764
		9,182,686

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	32,477,835	1,804,144
Fundamental Investors, Class R-6	26,026,290	1,707,064
American Mutual Fund, Class R-6	33,596,005	1,698,614
Capital World Growth and Income Fund, Class R-6	30,903,704	1,666,328
The Investment Company of America, Class R-6	22,340,674	1,004,437
		7,880,587

Equity-income funds 6%
The Income Fund of America, Class R-6	27,927,592	683,388
Capital Income Builder, Class R-6	8,694,353	570,871
		1,254,259

Balanced funds 13%
American Balanced Fund, Class R-6	56,087,804	1,697,778
American Funds Global Balanced Fund, Class R-6	32,868,498	1,116,214
		2,813,992

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	88,451,068	1,160,478

Total investment securities 100% (cost: $20,723,907,000)		22,292,002
Other assets less liabilities 0%		(3,967)
Net assets 100%		$22,288,035

American Funds Target Date Retirement Series	13

American Funds 2045 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 41%
New Perspective Fund, Class R-6	$2,013,613	$284,070	$1,104	$687	$(544,751)	$1,752,515	$12,012	$124,237
SMALLCAP World Fund, Inc., Class R-6[1]	1,827,036	510,034	1,003	622	(690,270)	1,646,419	—	151,463
The Growth Fund of America, Class R-6	1,735,761	346,582	2,163	749	(551,859)	1,529,070	6,250	126,555
AMCAP Fund, Class R-6[1]	1,721,828	255,479	943	599	(447,919)	1,529,044	—	42,468
The New Economy Fund, Class R-6[1]	970,093	229,217	523	341	(337,778)	861,350	—	66,515
American Funds Global Insight Fund, Class R-6	812,373	70,665	449	11	(112,891)	769,709	7,142	—
New World Fund, Inc., Class R-6	704,669	149,373	386	188	(197,029)	656,815	5,648	42,650
EuroPacific Growth Fund, Class R-6	469,879	100,254	253	112	(132,228)	437,764	7,423	16,274
						9,182,686

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	1,869,358	51,750	3,115	603	(114,452)	1,804,144	16,910	34,839
Fundamental Investors, Class R-6	1,913,690	149,830	1,071	612	(355,997)	1,707,064	17,713	126,827
American Mutual Fund, Class R-6	1,705,113	69,671	971	544	(75,743)	1,698,614	17,732	51,966
Capital World Growth and Income Fund, Class R-6	1,898,536	143,758	1,073	521	(375,414)	1,666,328	17,367	96,233
The Investment Company of America, Class R-6	1,120,636	62,473	630	312	(178,354)	1,004,437	8,373	54,100
						7,880,587

Equity-income funds 6%
The Income Fund of America, Class R-6	665,014	65,204	389	89	(46,530)	683,388	11,947	25,610
Capital Income Builder, Class R-6	568,398	32,336	333	65	(29,595)	570,871	13,139	—
						1,254,259

Balanced funds 13%
American Balanced Fund, Class R-6	1,776,670	104,913	1,023	453	(183,235)	1,697,778	13,556	45,863
American Funds Global Balanced Fund, Class R-6	1,196,455	114,091	689	181	(193,824)	1,116,214	12,260	50,139
						2,813,992

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,188,398	61,401	709	48	(88,660)	1,160,478	12,709	—
Total 100%				$6,737	$(4,656,529)	$22,292,002	$180,181	$1,055,739

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 38%	Shares	Value (000)
New Perspective Fund, Class R-6	35,673,289	$1,914,229
AMCAP Fund, Class R-6[1]	52,903,198	1,906,102
The Growth Fund of America, Class R-6	32,593,081	1,906,043
SMALLCAP World Fund, Inc., Class R-6[1]	28,066,410	1,779,410
American Funds Global Insight Fund, Class R-6	57,842,202	1,099,002
The New Economy Fund, Class R-6[1]	22,644,540	1,070,634
New World Fund, Inc., Class R-6	9,677,956	681,522
EuroPacific Growth Fund, Class R-6	5,847,869	307,247
		10,664,189

Growth-and-income funds 34%
American Mutual Fund, Class R-6	42,402,933	2,143,892
Fundamental Investors, Class R-6	31,534,115	2,068,323
Capital World Growth and Income Fund, Class R-6	37,264,467	2,009,300
Washington Mutual Investors Fund, Class R-6	35,816,387	1,989,600
The Investment Company of America, Class R-6	24,392,439	1,096,684
International Growth and Income Fund, Class R-6	5,919,631	197,834
		9,505,633

Equity-income funds 7%
The Income Fund of America, Class R-6	49,543,182	1,212,322
Capital Income Builder, Class R-6	13,702,945	899,735
		2,112,057

Balanced funds 13%
American Balanced Fund, Class R-6	75,474,891	2,284,625
American Funds Global Balanced Fund, Class R-6	40,666,864	1,381,047
		3,665,672

Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	145,218,751	1,905,270
American Funds Inflation Linked Bond Fund, Class R-6	25,552,834	267,794
		2,173,064

Total investment securities 100% (cost: $25,850,794,000)		28,120,615
Other assets less liabilities 0%		(4,980)
Net assets 100%		$28,115,635

American Funds Target Date Retirement Series	15

American Funds 2040 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 38%
New Perspective Fund, Class R-6	$2,177,784	$332,171	$4,304	$2,694	$(594,116)	$1,914,229	$12,972	$134,165
AMCAP Fund, Class R-6[1]	2,204,313	270,583	4,352	2,768	(567,210)	1,906,102	—	54,287
The Growth Fund of America, Class R-6	2,222,508	389,080	7,273	3,160	(701,432)	1,906,043	7,973	161,446
SMALLCAP World Fund, Inc., Class R-6[1]	2,010,214	527,155	3,957	2,467	(756,469)	1,779,410	—	165,525
American Funds Global Insight Fund, Class R-6	1,208,373	56,248	2,410	61	(163,270)	1,099,002	10,630	—
The New Economy Fund, Class R-6[1]	1,230,552	266,481	2,392	1,562	(425,569)	1,070,634	—	83,853
New World Fund, Inc., Class R-6	766,839	129,412	1,517	737	(213,949)	681,522	6,102	46,082
EuroPacific Growth Fund, Class R-6	391,082	19,321	760	337	(102,733)	307,247	6,052	13,269
						10,664,189

Growth-and-income funds 34%
American Mutual Fund, Class R-6	2,169,770	88,460	18,982	2,318	(97,674)	2,143,892	22,464	66,028
Fundamental Investors, Class R-6	2,328,486	175,129	4,685	2,713	(433,320)	2,068,323	21,462	153,667
Capital World Growth and Income Fund, Class R-6	2,311,508	154,440	4,672	2,278	(454,254)	2,009,300	20,941	116,041
Washington Mutual Investors Fund, Class R-6	2,066,090	57,041	8,019	2,536	(128,048)	1,989,600	18,643	38,401
The Investment Company of America, Class R-6	1,225,389	68,210	2,481	1,247	(195,681)	1,096,684	9,142	59,068
International Growth and Income Fund, Class R-6	205,101	38,001	459	155	(44,964)	197,834	2,055	9,680
						9,505,633

Equity-income funds 7%
The Income Fund of America, Class R-6	1,207,216	94,312	6,297	326	(83,235)	1,212,322	21,486	46,212
Capital Income Builder, Class R-6	902,996	45,174	1,893	355	(46,897)	899,735	20,707	—
						2,112,057

Balanced funds 13%
American Balanced Fund, Class R-6	2,438,726	98,222	5,052	2,260	(249,531)	2,284,625	18,510	62,758
American Funds Global Balanced Fund, Class R-6	1,515,366	110,988	3,145	818	(242,980)	1,381,047	15,464	63,377
						3,665,672

Fixed income funds 8%
U.S. Government Securities Fund, Class R-6	1,885,533	168,048	5,117	208	(143,402)	1,905,270	20,381	—
American Funds Inflation Linked Bond Fund, Class R-6	231,563	54,415	499	64	(17,749)	267,794	8,293	—
						2,173,064
Total 100%				$29,064	$(5,662,483)	$28,120,615	$243,277	$1,273,859

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 29%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	56,180,706	$2,024,191
The Growth Fund of America, Class R-6	34,608,905	2,023,929
New Perspective Fund, Class R-6	29,854,551	1,601,995
SMALLCAP World Fund, Inc., Class R-6[1]	24,676,254	1,564,475
American Funds Global Insight Fund, Class R-6	65,828,493	1,250,741
The New Economy Fund, Class R-6[1]	14,638,537	692,110
New World Fund, Inc., Class R-6	4,994,805	351,734
		9,509,175

Growth-and-income funds 32%
American Mutual Fund, Class R-6	48,050,565	2,429,437
Capital World Growth and Income Fund, Class R-6	38,617,599	2,082,261
Fundamental Investors, Class R-6	31,148,788	2,043,049
Washington Mutual Investors Fund, Class R-6	34,393,938	1,910,583
The Investment Company of America, Class R-6	27,490,435	1,235,970
International Growth and Income Fund, Class R-6	17,128,517	572,435
		10,273,735

Equity-income funds 8%
The Income Fund of America, Class R-6	55,188,546	1,350,464
Capital Income Builder, Class R-6	17,291,390	1,135,352
		2,485,816

Balanced funds 13%
American Balanced Fund, Class R-6	85,025,911	2,573,735
American Funds Global Balanced Fund, Class R-6	46,762,255	1,588,046
		4,161,781

Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	192,721,048	2,528,500
American Funds Inflation Linked Bond Fund, Class R-6	93,418,828	979,029
American Funds Mortgage Fund, Class R-6	85,389,773	810,349
Capital World Bond Fund, Class R-6	46,208,545	794,325
Intermediate Bond Fund of America, Class R-6	49,480,347	642,255
		5,754,458

Total investment securities 100% (cost: $29,863,002,000)		32,184,965
Other assets less liabilities 0%		(6,063)
Net assets 100%		$32,178,902

American Funds Target Date Retirement Series	17

American Funds 2035 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 29%
AMCAP Fund, Class R-6[1]	$2,369,241	$254,919	$1,400	$915	$(599,484)	$2,024,191	$—	$58,433
The Growth Fund of America, Class R-6	2,387,331	383,308	1,396	932	(746,246)	2,023,929	8,588	173,900
New Perspective Fund, Class R-6	1,971,356	152,027	1,166	750	(520,972)	1,601,995	11,759	121,625
SMALLCAP World Fund, Inc., Class R-6[1]	1,802,270	424,142	1,031	667	(661,573)	1,564,475	—	144,475
American Funds Global Insight Fund, Class R-6	1,294,673	137,404	772	19	(180,583)	1,250,741	11,482	—
The New Economy Fund, Class R-6[1]	931,023	63,534	542	371	(302,276)	692,110	—	63,534
New World Fund, Inc., Class R-6	437,734	29,244	258	130	(115,116)	351,734	3,420	25,825
						9,509,175

Growth-and-income funds 32%
American Mutual Fund, Class R-6	2,444,062	99,848	6,884	898	(108,487)	2,429,437	25,365	74,483
Capital World Growth and Income Fund, Class R-6	2,394,290	157,090	1,448	706	(468,377)	2,082,261	21,702	120,254
Fundamental Investors, Class R-6	2,296,695	172,989	1,383	810	(426,062)	2,043,049	21,200	151,790
Washington Mutual Investors Fund, Class R-6	1,977,561	54,772	1,213	708	(121,245)	1,910,583	17,902	36,870
The Investment Company of America, Class R-6	1,379,017	76,874	836	426	(219,511)	1,235,970	10,303	66,571
International Growth and Income Fund, Class R-6	666,145	35,705	397	139	(129,157)	572,435	5,946	28,011
						10,273,735

Equity-income funds 8%
The Income Fund of America, Class R-6	1,348,346	94,790	841	251	(92,082)	1,350,464	23,883	51,289
Capital Income Builder, Class R-6	1,128,616	65,709	713	153	(58,413)	1,135,352	26,096	—
						2,485,816

Balanced funds 13%
American Balanced Fund, Class R-6	2,714,517	139,392	1,686	559	(279,047)	2,573,735	20,777	70,183
American Funds Global Balanced Fund, Class R-6	1,679,239	184,817	1,050	275	(275,235)	1,588,046	17,557	71,286
						4,161,781

Fixed income funds 18%
U.S. Government Securities Fund, Class R-6	2,593,375	136,026	6,925	39	(194,015)	2,528,500	27,753	—
American Funds Inflation Linked Bond Fund, Class R-6	929,420	118,733	599	108	(68,633)	979,029	33,784	—
American Funds Mortgage Fund, Class R-6	656,826	208,031	425	5	(54,088)	810,349	3,570	—
Capital World Bond Fund, Class R-6	654,741	259,645	428	16	(119,649)	794,325	10,180	—
Intermediate Bond Fund of America, Class R-6	519,070	158,825	337	8	(35,311)	642,255	4,877	—
						5,754,458
Total 100%				$8,885	$(5,775,562)	$32,184,965	$306,144	$1,258,529

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

18	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 20%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	59,866,101	$2,156,976
The Growth Fund of America, Class R-6	31,213,916	1,825,390
American Funds Global Insight Fund, Class R-6	67,180,717	1,276,433
SMALLCAP World Fund, Inc., Class R-6[1]	17,241,763	1,093,128
New Perspective Fund, Class R-6	16,812,087	902,136
		7,254,063

Growth-and-income funds 29%
American Mutual Fund, Class R-6	54,711,753	2,766,226
Capital World Growth and Income Fund, Class R-6	44,311,636	2,389,283
Washington Mutual Investors Fund, Class R-6	34,883,984	1,937,805
Fundamental Investors, Class R-6	26,853,832	1,761,343
The Investment Company of America, Class R-6	29,185,453	1,312,178
International Growth and Income Fund, Class R-6	19,541,635	653,082
		10,819,917

Equity-income funds 8%
The Income Fund of America, Class R-6	62,770,169	1,535,986
Capital Income Builder, Class R-6	23,177,362	1,521,826
		3,057,812

Balanced funds 13%
American Balanced Fund, Class R-6	97,708,492	2,957,636
American Funds Global Balanced Fund, Class R-6	52,926,025	1,797,368
		4,755,004

Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	188,706,247	2,475,826
Intermediate Bond Fund of America, Class R-6	189,351,091	2,457,777
American Funds Mortgage Fund, Class R-6	199,235,749	1,890,747
Capital World Bond Fund, Class R-6	106,836,329	1,836,516
American Funds Inflation Linked Bond Fund, Class R-6	163,232,686	1,710,679
The Bond Fund of America, Class R-6	75,022,107	909,268
		11,280,813

Total investment securities 100% (cost: $35,242,675,000)		37,167,609
Other assets less liabilities 0%		(5,999)
Net assets 100%		$37,161,610

American Funds Target Date Retirement Series	19

American Funds 2030 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
AMCAP Fund, Class R-6[1]	$2,489,897	$308,737	$7,296	$4,968	$(639,330)	$2,156,976	$—	$61,258
The Growth Fund of America, Class R-6	2,227,142	304,889	22,801	6,338	(690,178)	1,825,390	7,934	160,651
American Funds Global Insight Fund, Class R-6	1,399,986	68,484	4,141	104	(188,000)	1,276,433	12,277	—
SMALLCAP World Fund, Inc., Class R-6[1]	1,332,833	236,296	3,783	2,647	(474,865)	1,093,128	—	104,059
New Perspective Fund, Class R-6	1,087,592	106,292	3,191	2,153	(290,710)	902,136	6,472	66,935
						7,254,063

Growth-and-income funds 29%
American Mutual Fund, Class R-6	2,806,502	114,328	32,091	5,170	(127,683)	2,766,226	29,009	85,319
Capital World Growth and Income Fund, Class R-6	2,771,976	162,887	8,257	3,999	(541,322)	2,389,283	24,901	137,985
Washington Mutual Investors Fund, Class R-6	2,010,672	55,553	6,114	3,612	(125,918)	1,937,805	18,157	37,396
Fundamental Investors, Class R-6	1,989,437	149,172	10,414	3,456	(370,308)	1,761,343	18,280	130,892
The Investment Company of America, Class R-6	1,467,648	81,614	4,413	2,252	(234,923)	1,312,178	10,938	70,675
International Growth and Income Fund, Class R-6	763,938	38,740	2,249	766	(148,113)	653,082	6,783	31,957
						10,819,917

Equity-income funds 8%
The Income Fund of America, Class R-6	1,547,141	98,097	4,747	1,508	(106,013)	1,535,986	27,173	58,371
Capital Income Builder, Class R-6	1,548,337	56,419	4,742	1,120	(79,308)	1,521,826	35,025	—
						3,057,812

Balanced funds 13%
American Balanced Fund, Class R-6	3,139,775	145,603	9,591	4,336	(322,487)	2,957,636	23,805	80,164
American Funds Global Balanced Fund, Class R-6	1,941,771	172,924	5,930	1,561	(312,958)	1,797,368	19,956	81,279
						4,755,004

Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	2,579,873	126,191	39,965	(1,538)	(188,735)	2,475,826	27,256	—
Intermediate Bond Fund of America, Class R-6	2,334,662	275,178	7,303	366	(145,126)	2,457,777	20,224	—
American Funds Mortgage Fund, Class R-6	1,938,075	97,822	6,080	273	(139,343)	1,890,747	9,326	—
Capital World Bond Fund, Class R-6	1,926,060	222,893	6,107	336	(306,666)	1,836,516	28,235	—
American Funds Inflation Linked Bond Fund, Class R-6	1,693,463	149,280	9,540	817	(123,341)	1,710,679	60,740	—
The Bond Fund of America, Class R-6	746,663	255,831	2,418	77	(90,885)	909,268	9,177	3,056
						11,280,813
Total 100%				$44,321	$(5,646,212)	$37,167,609	$395,668	$1,109,997

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

20	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 12%	Shares	Value (000)
AMCAP Fund, Class R-6[1]	37,897,932	$1,365,462
American Funds Global Insight Fund, Class R-6	46,617,477	885,732
The Growth Fund of America, Class R-6	11,592,603	677,935
New Perspective Fund, Class R-6	6,925,037	371,598
SMALLCAP World Fund, Inc., Class R-6[1]	5,458,290	346,056
		3,646,783

Growth-and-income funds 26%
American Mutual Fund, Class R-6	42,166,806	2,131,954
Capital World Growth and Income Fund, Class R-6	35,954,533	1,938,669
Washington Mutual Investors Fund, Class R-6	29,698,691	1,649,762
The Investment Company of America, Class R-6	20,548,069	923,841
Fundamental Investors, Class R-6	13,722,578	900,064
International Growth and Income Fund, Class R-6	13,805,568	461,382
		8,005,672

Equity-income funds 10%
The Income Fund of America, Class R-6	75,708,648	1,852,590
Capital Income Builder, Class R-6	21,552,282	1,415,123
		3,267,713

Balanced funds 12%
American Balanced Fund, Class R-6	83,495,772	2,527,417
American Funds Global Balanced Fund, Class R-6	40,747,474	1,383,784
		3,911,201

Fixed income funds 40%
Intermediate Bond Fund of America, Class R-6	222,834,992	2,892,399
The Bond Fund of America, Class R-6	167,730,510	2,032,894
American Funds Inflation Linked Bond Fund, Class R-6	180,591,492	1,892,599
U.S. Government Securities Fund, Class R-6	134,823,444	1,768,883
American Funds Mortgage Fund, Class R-6	181,672,801	1,724,075
Capital World Bond Fund, Class R-6	88,347,828	1,518,699
American High-Income Trust, Class R-6	75,602,854	731,080
		12,560,629

Total investment securities 100% (cost: $29,746,357,000)		31,391,998
Other assets less liabilities 0%		(5,874)
Net assets 100%		$31,386,124

American Funds Target Date Retirement Series	21

American Funds 2025 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 12%
AMCAP Fund, Class R-6[1]	$1,749,950	$73,779	$35,850	$3,783	$(426,200)	$1,365,462	$—	$42,453
American Funds Global Insight Fund, Class R-6	986,036	30,786	1,150	29	(129,969)	885,732	8,663	—
The Growth Fund of America, Class R-6	939,773	69,288	55,872	1,856	(277,110)	677,935	3,261	66,027
New Perspective Fund, Class R-6	485,336	32,428	19,844	(1,381)	(124,941)	371,598	2,859	29,569
SMALLCAP World Fund, Inc., Class R-6[1]	472,349	36,947	528	10	(162,722)	346,056	—	36,947
						3,646,783

Growth-and-income funds 26%
American Mutual Fund, Class R-6	2,279,860	92,756	144,882	4,656	(100,436)	2,131,954	23,318	69,438
Capital World Growth and Income Fund, Class R-6	2,244,124	132,913	2,633	1,324	(437,059)	1,938,669	20,201	111,918
Washington Mutual Investors Fund, Class R-6	1,717,679	47,546	11,389	1,412	(105,486)	1,649,762	15,540	32,006
The Investment Company of America, Class R-6	1,031,373	57,461	1,222	686	(164,457)	923,841	7,701	49,759
Fundamental Investors, Class R-6	1,012,406	76,211	1,191	777	(188,139)	900,064	9,340	66,871
International Growth and Income Fund, Class R-6	538,693	27,368	625	244	(104,298)	461,382	4,792	22,576
						8,005,672

Equity-income funds 10%
The Income Fund of America, Class R-6	1,824,963	154,336	2,199	753	(125,263)	1,852,590	32,352	68,832
Capital Income Builder, Class R-6	1,441,339	48,172	1,720	463	(73,131)	1,415,123	32,325	—
						3,267,713

Balanced funds 12%
American Balanced Fund, Class R-6	2,669,812	132,019	3,212	1,470	(272,672)	2,527,417	20,312	68,293
American Funds Global Balanced Fund, Class R-6	1,532,480	95,006	1,822	544	(242,424)	1,383,784	15,469	63,326
						3,911,201

Fixed income funds 40%
Intermediate Bond Fund of America, Class R-6	2,981,947	129,166	43,071	(1,126)	(174,517)	2,892,399	24,817	—
The Bond Fund of America, Class R-6	2,047,668	207,626	2,527	204	(220,077)	2,032,894	22,688	8,142
American Funds Inflation Linked Bond Fund, Class R-6	1,900,996	174,981	48,291	(951)	(134,136)	1,892,599	67,706	—
U.S. Government Securities Fund, Class R-6	1,862,900	52,078	10,385	(377)	(135,333)	1,768,883	19,463	—
American Funds Mortgage Fund, Class R-6	1,770,237	82,610	2,185	96	(126,683)	1,724,075	8,494	—
Capital World Bond Fund, Class R-6	1,631,184	145,598	2,031	159	(256,211)	1,518,699	23,896	—
American High-Income Trust, Class R-6	633,233	159,725	794	149	(61,233)	731,080	16,950	—
						12,560,629
Total 100%				$14,780	$(4,042,497)	$31,391,998	$380,147	$736,157

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

22	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 4%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	23,331,867	$443,306
AMCAP Fund, Class R-6[1]	9,534,636	343,533
		786,839

Growth-and-income funds 23%
American Mutual Fund, Class R-6	20,579,435	1,040,496
Capital World Growth and Income Fund, Class R-6	17,210,436	927,987
Washington Mutual Investors Fund, Class R-6	15,543,232	863,426
Fundamental Investors, Class R-6	7,881,485	516,947
The Investment Company of America, Class R-6	11,494,167	516,778
International Growth and Income Fund, Class R-6	2,832,142	94,650
		3,960,284

Equity-income funds 16%
The Income Fund of America, Class R-6	71,316,355	1,745,111
Capital Income Builder, Class R-6	14,676,289	963,645
		2,708,756

Balanced funds 12%
American Balanced Fund, Class R-6	46,746,314	1,415,011
American Funds Global Balanced Fund, Class R-6	20,129,749	683,606
		2,098,617

Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	122,240,885	1,586,687
The Bond Fund of America, Class R-6	115,159,396	1,395,732
American Funds Inflation Linked Bond Fund, Class R-6	117,155,000	1,227,784
American Funds Mortgage Fund, Class R-6	110,924,736	1,052,676
American High-Income Trust, Class R-6	92,014,561	889,781
U.S. Government Securities Fund, Class R-6	66,915,741	877,934
Capital World Bond Fund, Class R-6	48,731,595	837,696
		7,868,290

Total investment securities 100% (cost: $16,297,828,000)		17,422,786
Other assets less liabilities 0%		(3,368)
Net assets 100%		$17,419,418

American Funds Target Date Retirement Series	23

American Funds 2020 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 4%
American Funds Global Insight Fund, Class R-6	$513,980	$4,476	$8,637	$207	$(66,720)	$443,306	$4,475	$—
AMCAP Fund, Class R-6[1]	455,026	19,860	25,497	3,608	(109,464)	343,533	—	10,606
						786,839

Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,166,655	50,952	131,609	21,422	(66,924)	1,040,496	11,654	34,684
Capital World Growth and Income Fund, Class R-6	1,087,793	106,430	59,059	2,733	(209,910)	927,987	9,691	53,784
Washington Mutual Investors Fund, Class R-6	973,925	30,784	87,594	16,447	(70,136)	863,426	8,473	17,469
Fundamental Investors, Class R-6	588,468	53,720	18,773	4,926	(111,394)	516,947	5,316	37,893
The Investment Company of America, Class R-6	588,463	42,339	23,159	6,062	(96,927)	516,778	4,313	27,627
International Growth and Income Fund, Class R-6	120,693	6,043	10,341	1,316	(23,061)	94,650	1,031	5,012
						3,960,284

Equity-income funds 16%
The Income Fund of America, Class R-6	1,852,862	100,178	87,199	2,448	(123,178)	1,745,111	31,659	68,519
Capital Income Builder, Class R-6	1,037,879	23,609	48,560	2,185	(51,468)	963,645	22,817	—
						2,708,756

Balanced funds 12%
American Balanced Fund, Class R-6	1,550,498	50,774	32,404	3,256	(157,113)	1,415,011	11,542	39,231
American Funds Global Balanced Fund, Class R-6	767,977	39,025	3,583	939	(120,752)	683,606	7,655	31,371
						2,098,617

Fixed income funds 45%
Intermediate Bond Fund of America, Class R-6	1,715,701	54,017	85,309	(2,045)	(95,677)	1,586,687	13,891	—
The Bond Fund of America, Class R-6	1,529,179	56,066	34,502	(314)	(154,697)	1,395,732	16,163	5,949
American Funds Inflation Linked Bond Fund, Class R-6	1,327,250	79,867	89,460	1,195	(91,068)	1,227,784	46,222	—
American Funds Mortgage Fund, Class R-6	1,142,578	19,517	31,383	(1,304)	(76,732)	1,052,676	5,273	—
American High-Income Trust, Class R-6	956,034	34,338	22,700	680	(78,571)	889,781	22,707	—
U.S. Government Securities Fund, Class R-6	951,938	17,987	24,280	(1,163)	(66,548)	877,934	9,776	—
Capital World Bond Fund, Class R-6	946,186	45,514	10,287	(46)	(143,671)	837,696	13,570	—
						7,868,290
Total 100%				$62,552	$(1,914,011)	$17,422,786	$246,228	$332,145

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	3,122,135	$59,320
AMCAP Fund, Class R-6[1]	814,478	29,346
		88,666

Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,520,023	329,652
Capital World Growth and Income Fund, Class R-6	4,917,850	265,170
Washington Mutual Investors Fund, Class R-6	4,447,552	247,061
The Investment Company of America, Class R-6	3,604,509	162,059
Fundamental Investors, Class R-6	2,082,539	136,594
		1,140,536

Equity-income funds 18%
The Income Fund of America, Class R-6	28,212,327	690,356
Capital Income Builder, Class R-6	5,073,442	333,122
		1,023,478

Balanced funds 11%
American Balanced Fund, Class R-6	13,959,442	422,552
American Funds Global Balanced Fund, Class R-6	6,311,940	214,354
		636,906

Fixed income funds 48%
Intermediate Bond Fund of America, Class R-6	49,157,378	638,063
The Bond Fund of America, Class R-6	36,526,522	442,702
American Funds Inflation Linked Bond Fund, Class R-6	37,071,723	388,512
American Funds Mortgage Fund, Class R-6	35,350,624	335,477
American High-Income Trust, Class R-6	29,109,842	281,492
Capital World Bond Fund, Class R-6	15,338,517	263,669
U.S. Government Securities Fund, Class R-6	11,552,604	151,570
Short-Term Bond Fund of America, Class R-6	13,113,668	126,678
		2,628,163

Total investment securities 100% (cost: $5,084,007,000)		5,517,749
Other assets less liabilities 0%		(1,097)
Net assets 100%		$5,516,652

American Funds Target Date Retirement Series	25

American Funds 2015 Target Date Retirement Fund (continued)

Investments in affiliates2

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$75,185	$651	$7,268	$(59)	$(9,189)	$59,320	$651	$—
AMCAP Fund, Class R-6[1]	39,039	934	1,360	92	(9,359)	29,346	—	934
						88,666

Growth-and-income funds 21%
American Mutual Fund, Class R-6	361,928	18,371	36,320	5,596	(19,923)	329,652	3,644	10,821
Capital World Growth and Income Fund, Class R-6	301,167	35,499	13,012	69	(58,553)	265,170	2,731	15,046
Washington Mutual Investors Fund, Class R-6	277,949	9,492	25,070	5,358	(20,668)	247,061	2,429	5,034
The Investment Company of America, Class R-6	181,974	13,039	4,428	1,411	(29,937)	162,059	1,345	8,635
Fundamental Investors, Class R-6	157,924	13,979	6,710	1,454	(30,053)	136,594	1,441	10,315
						1,140,536

Equity-income funds 18%
The Income Fund of America, Class R-6	748,636	46,123	56,433	719	(48,689)	690,356	12,741	27,687
Capital Income Builder, Class R-6	361,747	9,321	20,860	981	(18,067)	333,122	7,948	—
						1,023,478

Balanced funds 11%
American Balanced Fund, Class R-6	461,980	15,048	8,837	486	(46,125)	422,552	3,426	11,623
American Funds Global Balanced Fund, Class R-6	239,792	12,237	124	38	(37,589)	214,354	2,400	9,837
						636,906

Fixed income funds 48%
Intermediate Bond Fund of America, Class R-6	648,962	36,417	8,882	(361)	(38,073)	638,063	5,423	—
The Bond Fund of America, Class R-6	474,983	16,924	377	26	(48,854)	442,702	5,080	1,857
American Funds Inflation Linked Bond Fund, Class R-6	415,777	17,047	15,840	246	(28,718)	388,512	14,565	—
American Funds Mortgage Fund, Class R-6	356,436	4,206	475	4	(24,694)	335,477	1,663	—
American High-Income Trust, Class R-6	298,208	7,936	158	28	(24,522)	281,492	7,107	—
Capital World Bond Fund, Class R-6	292,998	15,798	158	7	(44,976)	263,669	4,247	—
U.S. Government Securities Fund, Class R-6	193,631	1,806	31,632	(561)	(11,674)	151,570	1,807	—
Short-Term Bond Fund of America, Class R-6	110,155	20,800	62	— [3]	(4,215)	126,678	574	—
						2,628,163
Total 100%				$15,534	$(553,878)	$5,517,749	$79,222	$101,789

[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[3]	Amount less than one thousand.

See notes to financial statements.

26	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited

Investment portfolio April 30, 2022

Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	4,527,270	$228,899
Capital World Growth and Income Fund, Class R-6	3,082,947	166,233
Washington Mutual Investors Fund, Class R-6	2,984,717	165,801
The Investment Company of America, Class R-6	2,732,942	122,873
Fundamental Investors, Class R-6	964,691	63,274
		747,080

Equity-income funds 22%
The Income Fund of America, Class R-6	26,582,167	650,465
Capital Income Builder, Class R-6	4,163,308	273,363
		923,828

Balanced funds 10%
American Balanced Fund, Class R-6	9,659,836	292,403
American Funds Global Balanced Fund, Class R-6	3,713,963	126,126
		418,529

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	52,078,655	675,982
The Bond Fund of America, Class R-6	31,249,703	378,746
Short-Term Bond Fund of America, Class R-6	32,645,907	315,359
American Funds Mortgage Fund, Class R-6	28,680,375	272,177
American Funds Inflation Linked Bond Fund, Class R-6	24,391,679	255,625
American High-Income Trust, Class R-6	11,211,880	108,419
Capital World Bond Fund, Class R-6	6,307,090	108,419
		2,114,727

Total investment securities 100% (cost: $3,974,794,000)		4,204,164
Other assets less liabilities 0%		(706)
Net assets 100%		$4,203,458

American Funds Target Date Retirement Series	27

American Funds 2010 Target Date Retirement Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$249,578	$16,461	$27,280	$1,503	$(11,363)	$228,899	$2,529	$7,482
Capital World Growth and Income Fund, Class R-6	186,952	35,653	20,537	(110)	(35,725)	166,233	1,733	9,390
Washington Mutual Investors Fund, Class R-6	178,662	10,237	12,854	656	(10,900)	165,801	1,587	3,258
The Investment Company of America, Class R-6	134,332	16,693	6,940	1,012	(22,224)	122,873	1,013	6,407
Fundamental Investors, Class R-6	72,144	7,793	3,540	762	(13,885)	63,274	660	4,741
						747,080

Equity-income funds 22%
The Income Fund of America, Class R-6	667,274	49,792	22,469	858	(44,990)	650,465	11,557	24,804
Capital Income Builder, Class R-6	284,298	14,576	11,706	477	(14,282)	273,363	6,334	—
						923,828

Balanced funds 10%
American Balanced Fund, Class R-6	313,190	17,878	7,271	587	(31,981)	292,403	2,353	7,929
American Funds Global Balanced Fund, Class R-6	144,785	10,906	7,474	103	(22,194)	126,126	1,428	5,905
						418,529

Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	681,063	52,761	17,143	(524)	(40,175)	675,982	5,733	—
The Bond Fund of America, Class R-6	382,088	39,666	2,376	56	(40,688)	378,746	4,208	1,503
Short-Term Bond Fund of America, Class R-6	298,494	29,690	2,244	(14)	(10,567)	315,359	1,460	—
American Funds Mortgage Fund, Class R-6	279,014	13,808	878	35	(19,802)	272,177	1,328	—
American Funds Inflation Linked Bond Fund, Class R-6	277,896	9,540	13,122	256	(18,945)	255,625	9,539	—
American High-Income Trust, Class R-6	142,109	3,132	26,284	(502)	(10,036)	108,419	3,132	—
Capital World Bond Fund, Class R-6	141,156	2,461	15,991	(295)	(18,912)	108,419	1,874	—
						2,114,727
Total 100%				$4,860	$(366,669)	$4,204,164	$56,468	$71,419

[1]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

See notes to financial statements.

28	American Funds Target Date Retirement Series

Financial statements

Statements of assets and liabilities	unaudited
at April 30, 2022	(dollars in thousands)

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Assets:
Investment securities of affiliated issuers, at value	$551,209	$5,828,461	$11,956,248	$19,207,177	$22,292,002
Receivables for:
Sales of investments	—	—	—	—	—
Sales of fund’s shares	4,473	19,266	28,005	32,275	34,744
Dividends	78	848	1,743	2,754	3,201
Total assets	555,760	5,848,575	11,985,996	19,242,206	22,329,947

Liabilities:
Payables for:
Purchases of investments	3,544	12,171	20,321	21,967	22,249
Repurchases of fund’s shares	966	7,902	9,400	13,164	15,624
Services provided by related parties	135	1,038	2,078	3,329	3,940
Trustees’ deferred compensation	1	18	47	85	99
Total liabilities	4,646	21,129	31,846	38,545	41,912
Net assets at April 30, 2022	$551,114	$5,827,446	$11,954,150	$19,203,661	$22,288,035

Net assets consist of:
Capital paid in on shares of beneficial interest	$600,039	$5,564,888	$10,938,136	$17,005,563	$19,616,774
Total (accumulated loss) distributable earnings	(48,925)	262,558	1,016,014	2,198,098	2,671,261
Net assets at April 30, 2022	$551,114	$5,827,446	$11,954,150	$19,203,661	$22,288,035

Investment securities of affiliated issuers, at cost	$622,504	$5,882,290	$11,612,349	$18,062,793	$20,723,907

See notes to financial statements.

American Funds Target Date Retirement Series	29

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Assets:
Investment securities of affiliated issuers, at value	$28,120,615	$32,184,965	$37,167,609	$31,391,998	$17,422,786
Receivables for:
Sales of investments	—	—	—	1,010	4,869
Sales of fund’s shares	31,421	41,501	37,300	27,068	11,886
Dividends	5,246	9,330	16,490	20,883	14,005
Total assets	28,157,282	32,235,796	37,221,399	31,440,959	17,453,546

Liabilities:
Payables for:
Purchases of investments	19,392	27,629	22,304	20,883	14,005
Repurchases of fund’s shares	17,299	23,289	30,773	28,181	16,811
Services provided by related parties	4,822	5,823	6,525	5,601	3,190
Trustees’ deferred compensation	134	153	187	170	122
Total liabilities	41,647	56,894	59,789	54,835	34,128
Net assets at April 30, 2022	$28,115,635	$32,178,902	$37,161,610	$31,386,124	$17,419,418

Net assets consist of:
Capital paid in on shares of beneficial interest	$24,480,684	$28,507,290	$33,960,208	$28,866,045	$15,820,615
Total (accumulated loss) distributable earnings	3,634,951	3,671,612	3,201,402	2,520,079	1,598,803
Net assets at April 30, 2022	$28,115,635	$32,178,902	$37,161,610	$31,386,124	$17,419,418

Investment securities of affiliated issuers, at cost	$25,850,794	$29,863,002	$35,242,675	$29,746,357	$16,297,828

See notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Assets:
Investment securities of affiliated issuers, at value	$5,517,749	$4,204,164
Receivables for:
Sales of investments	3,348	16,358
Sales of fund’s shares	2,314	4,864
Dividends	4,490	3,441
Total assets	5,527,901	4,228,827

Liabilities:
Payables for:
Purchases of investments	4,490	3,441
Repurchases of fund’s shares	5,659	21,192
Services provided by related parties	1,053	703
Trustees’ deferred compensation	47	33
Total liabilities	11,249	25,369
Net assets at April 30, 2022	$5,516,652	$4,203,458

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,940,821	$3,881,294
Total (accumulated loss) distributable earnings	575,831	322,164
Net assets at April 30, 2022	$5,516,652	$4,203,458

Investment securities of affiliated issuers, at cost	$5,084,007	$3,974,794

See notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$77,174	$585,933	$1,038,927	$1,718,071	$1,912,082
	Shares outstanding	5,444	39,140	46,736	96,450	105,391
	Net asset value per share	$14.18	$14.97	$22.23	$17.81	$18.14
Class C:	Net assets	$5,550	$68,318	$90,567	$141,107	$146,084
	Shares outstanding	395	4,641	4,167	8,129	8,253
	Net asset value per share	$14.07	$14.72	$21.73	$17.36	$17.70
Class T:	Net assets	$14	$14	$13	$13	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$14.24	$15.03	$22.27	$17.84	$18.17
Class F-1:	Net assets	$1,286	$31,274	$49,545	$77,100	$90,173
	Shares outstanding	91	2,089	2,244	4,363	5,009
	Net asset value per share	$14.20	$14.97	$22.07	$17.67	$18.00
Class F-2:	Net assets	$4,859	$49,021	$54,655	$90,582	$114,872
	Shares outstanding	341	3,256	2,456	5,086	6,327
	Net asset value per share	$14.23	$15.06	$22.25	$17.81	$18.16
Class F-3:	Net assets	$118	$3,531	$10,734	$11,834	$9,751
	Shares outstanding	8	235	481	663	536
	Net asset value per share	$14.24	$15.03	$22.30	$17.86	$18.18
Class R-1:	Net assets	$630	$5,825	$9,328	$16,898	$23,744
	Shares outstanding	44	395	432	974	1,344
	Net asset value per share	$14.15	$14.76	$21.60	$17.35	$17.66
Class R-2:	Net assets	$46,538	$268,901	$510,742	$766,242	$970,131
	Shares outstanding	3,309	18,275	23,593	44,172	55,110
	Net asset value per share	$14.07	$14.71	$21.65	$17.35	$17.60
Class R-2E:	Net assets	$3,892	$60,833	$124,235	$195,089	$297,389
	Shares outstanding	275	4,107	5,695	11,172	16,719
	Net asset value per share	$14.13	$14.81	$21.82	$17.46	$17.79
Class R-3:	Net assets	$50,242	$358,016	$722,680	$1,188,014	$1,356,797
	Shares outstanding	3,552	24,093	32,930	67,625	75,891
	Net asset value per share	$14.14	$14.86	$21.95	$17.57	$17.88
Class R-4:	Net assets	$33,408	$336,821	$788,197	$1,224,928	$1,356,061
	Shares outstanding	2,356	22,488	35,520	68,934	74,893
	Net asset value per share	$14.18	$14.98	$22.19	$17.77	$18.11
Class R-5E:	Net assets	$22,022	$196,217	$385,219	$596,786	$731,874
	Shares outstanding	1,549	13,084	17,378	33,603	40,483
	Net asset value per share	$14.22	$15.00	$22.17	$17.76	$18.08
Class R-5:	Net assets	$10,747	$96,018	$231,755	$339,692	$384,335
	Shares outstanding	755	6,365	10,323	18,876	20,951
	Net asset value per share	$14.23	$15.09	$22.45	$18.00	$18.34
Class R-6:	Net assets	$294,634	$3,766,724	$7,937,553	$12,837,305	$14,894,729
	Shares outstanding	20,690	249,442	353,052	715,827	815,381
	Net asset value per share	$14.24	$15.10	$22.48	$17.93	$18.27

See notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$2,540,865	$2,971,152	$3,777,336	$3,741,874	$2,480,528
	Shares outstanding	143,316	174,531	239,263	258,056	189,897
	Net asset value per share	$17.73	$17.02	$15.79	$14.50	$13.06
Class C:	Net assets	$176,023	$206,919	$248,131	$232,135	$151,000
	Shares outstanding	10,168	12,433	16,088	16,374	11,797
	Net asset value per share	$17.31	$16.64	$15.42	$14.18	$12.80
Class T:	Net assets	$13	$13	$12	$12	$11
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$17.75	$17.05	$15.80	$14.52	$13.07
Class F-1:	Net assets	$146,385	$185,400	$166,910	$105,010	$53,339
	Shares outstanding	8,321	10,969	10,667	7,302	4,112
	Net asset value per share	$17.59	$16.90	$15.65	$14.38	$12.97
Class F-2:	Net assets	$153,495	$206,502	$293,455	$258,967	$165,515
	Shares outstanding	8,659	12,129	18,595	17,873	12,689
	Net asset value per share	$17.73	$17.03	$15.78	$14.49	$13.04
Class F-3:	Net assets	$16,482	$33,002	$32,735	$33,265	$17,437
	Shares outstanding	927	1,935	2,070	2,289	1,333
	Net asset value per share	$17.77	$17.06	$15.82	$14.53	$13.08
Class R-1:	Net assets	$29,619	$31,972	$44,077	$30,319	$11,515
	Shares outstanding	1,711	1,933	2,842	2,132	892
	Net asset value per share	$17.31	$16.54	$15.51	$14.22	$12.91
Class R-2:	Net assets	$1,164,029	$1,406,839	$1,390,365	$1,177,598	$580,392
	Shares outstanding	67,479	84,859	90,353	83,238	45,315
	Net asset value per share	$17.25	$16.58	$15.39	$14.15	$12.81
Class R-2E:	Net assets	$285,409	$390,238	$421,919	$397,557	$199,022
	Shares outstanding	16,408	23,403	27,242	27,943	15,521
	Net asset value per share	$17.39	$16.67	$15.49	$14.23	$12.82
Class R-3:	Net assets	$1,718,132	$2,079,488	$2,424,141	$2,002,471	$1,060,772
	Shares outstanding	98,112	123,751	155,451	139,774	81,966
	Net asset value per share	$17.51	$16.80	$15.59	$14.33	$12.94
Class R-4:	Net assets	$1,785,498	$2,019,336	$2,501,261	$2,051,081	$1,183,726
	Shares outstanding	100,941	118,908	158,769	141,716	90,726
	Net asset value per share	$17.69	$16.98	$15.75	$14.47	$13.05
Class R-5E:	Net assets	$911,650	$969,128	$1,148,773	$1,009,673	$565,209
	Shares outstanding	51,576	57,069	72,980	69,823	43,419
	Net asset value per share	$17.68	$16.98	$15.74	$14.46	$13.02
Class R-5:	Net assets	$476,463	$564,289	$660,703	$542,255	$288,457
	Shares outstanding	26,598	32,819	41,432	37,048	21,891
	Net asset value per share	$17.91	$17.19	$15.95	$14.64	$13.18
Class R-6:	Net assets	$18,711,572	$21,114,624	$24,051,792	$19,803,907	$10,662,495
	Shares outstanding	1,048,693	1,233,293	1,515,304	1,357,397	812,078
	Net asset value per share	$17.84	$17.12	$15.87	$14.59	$13.13

See notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)

Statements of assets and liabilities	unaudited
at April 30, 2022 (continued)	(dollars and shares in thousands, except per-share amounts)

		2015 Fund	2010 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$946,118	$610,548
	Shares outstanding	78,443	53,162
	Net asset value per share	$12.06	$11.48
Class C:	Net assets	$40,892	$29,482
	Shares outstanding	3,448	2,610
	Net asset value per share	$11.86	$11.29
Class T:	Net assets	$11	$11
	Shares outstanding	1	1
	Net asset value per share	$12.06	$11.49
Class F-1:	Net assets	$14,019	$9,010
	Shares outstanding	1,170	789
	Net asset value per share	$11.98	$11.42
Class F-2:	Net assets	$53,539	$39,452
	Shares outstanding	4,446	3,442
	Net asset value per share	$12.04	$11.46
Class F-3:	Net assets	$7,393	$8,628
	Shares outstanding	612	751
	Net asset value per share	$12.08	$11.49
Class R-1:	Net assets	$6,816	$1,747
	Shares outstanding	575	152
	Net asset value per share	$11.86	$11.47
Class R-2:	Net assets	$192,546	$95,990
	Shares outstanding	16,241	8,480
	Net asset value per share	$11.86	$11.32
Class R-2E:	Net assets	$69,732	$65,929
	Shares outstanding	5,887	5,842
	Net asset value per share	$11.85	$11.29
Class R-3:	Net assets	$357,918	$230,396
	Shares outstanding	29,924	20,198
	Net asset value per share	$11.96	$11.41
Class R-4:	Net assets	$291,709	$272,191
	Shares outstanding	24,207	23,733
	Net asset value per share	$12.05	$11.47
Class R-5E:	Net assets	$149,295	$130,498
	Shares outstanding	12,430	11,409
	Net asset value per share	$12.01	$11.44
Class R-5:	Net assets	$87,264	$61,992
	Shares outstanding	7,182	5,360
	Net asset value per share	$12.15	$11.56
Class R-6:	Net assets	$3,299,400	$2,647,584
	Shares outstanding	272,766	229,746
	Net asset value per share	$12.10	$11.52

See notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2022	(dollars in thousands)

	2065 Fund		2060 Fund	2055 Fund	2050 Fund	2045 Fund
Investment income:
Income:
Dividends from affiliated issuers	$3,087		$39,678	$84,539	$144,672	$180,181

Fees and expenses*:
Distribution services	448		3,884	7,511	12,030	14,065
Transfer agent services	180		1,568	3,137	4,962	5,915
Reports to shareholders	2		20	42	69	79
Registration statement and prospectus	35		237	397	595	659
Trustees’ compensation	1		7	16	26	29
Auditing and legal	—	†	2	4	6	7
Custodian	—	†	2	5	7	9
Other	—	†	2	4	7	8
Total fees and expenses before reimbursement	666		5,722	11,116	17,702	20,771
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	39		—	—	—	—
Total fees and expenses after reimbursement	627		5,722	11,116	17,702	20,771
Net investment income	2,460		33,956	73,423	126,970	159,410

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	45		4,546	24,821	37,827	135
Net realized gain on in-kind redemptions	—		3,781	5,515	18,305	6,602
Capital gain distributions received from affiliated issuers	21,737		297,338	622,349	965,727	1,055,739
	21,782		305,665	652,685	1,021,859	1,062,476
Net unrealized depreciation on investments in affiliated issuers	(108,277)		(1,323,588)	(2,755,272)	(4,292,165)	(4,656,529)
Net realized gain and unrealized depreciation	(86,495)		(1,017,923)	(2,102,587)	(3,270,306)	(3,594,053)

Net decrease in net assets resulting from operations	$(84,035)		$(983,967)	$(2,029,164)	$(3,143,336)	$(3,434,643)

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2022 (continued)	(dollars in thousands)

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund
Investment income:
Income:
Dividends from affiliated issuers	$243,277	$306,144	$395,668	$380,147	$246,228

Fees and expenses*:
Distribution services	17,558	20,890	23,659	21,075	11,907
Transfer agent services	7,380	8,688	9,802	8,525	4,743
Reports to shareholders	101	115	133	113	63
Registration statement and prospectus	812	940	1,049	817	327
Trustees’ compensation	37	42	48	41	23
Auditing and legal	8	10	11	10	6
Custodian	11	12	15	12	7
Other	10	11	13	11	6
Total fees and expenses before reimbursement	25,917	30,708	34,730	30,604	17,082
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Total fees and expenses after reimbursement	25,917	30,708	34,730	30,604	17,082
Net investment income	217,360	275,436	360,938	349,543	229,146

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	(63)	(38)	(17)	1,666	36,607
Net realized gain on in-kind redemptions	29,127	8,923	44,338	13,114	25,945
Capital gain distributions received from affiliated issuers	1,273,859	1,258,529	1,109,997	736,157	332,145
	1,302,923	1,267,414	1,154,318	750,937	394,697
Net unrealized depreciation on investments in affiliated issuers	(5,662,483)	(5,775,562)	(5,646,212)	(4,042,497)	(1,914,011)
Net realized gain and unrealized depreciation	(4,359,560)	(4,508,148)	(4,491,894)	(3,291,560)	(1,519,314)

Net decrease in net assets resulting from operations	$(4,142,200)	$(4,232,712)	$(4,130,956)	$(2,942,017)	$(1,290,168)

See end of statements of operations for footnotes.

See notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of operations	unaudited
for the six months ended April 30, 2022 (continued)	(dollars in thousands)

	2015 Fund	2010 Fund
Investment income:
Income:
Dividends from affiliated issuers	$79,222	$56,468

Fees and expenses*:
Distribution services	3,895	2,543
Transfer agent services	1,527	1,017
Reports to shareholders	20	15
Registration statement and prospectus	98	86
Trustees’ compensation	7	6
Auditing and legal	1	1
Custodian	2	2
Other	2	1
Total fees and expenses before reimbursement	5,552	3,671
Less reimbursement of fees and expenses:
Miscellaneous fee reimbursement	—	—
Total fees and expenses after reimbursement	5,552	3,671
Net investment income	73,670	52,797

Net realized gain and unrealized depreciation:
Net realized gain (loss) on sale of investments in affiliated issuers	14,599	1,639
Net realized gain on in-kind redemptions	935	3,221
Capital gain distributions received from affiliated issuers	101,789	71,419
	117,323	76,279
Net unrealized depreciation on investments in affiliated issuers	(553,878)	(366,669)
Net realized gain and unrealized depreciation	(436,555)	(290,390)
Net decrease in net assets resulting from operations	$(362,885)	$(237,593)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	2065 Fund		2060 Fund		2055 Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$2,460	$1,353	$33,956	$42,518	$73,423	$98,974
Net realized gain	21,782	4,161	305,665	190,264	652,685	489,179
Net unrealized (depreciation) appreciation	(108,277)	35,713	(1,323,588)	1,036,764	(2,755,272)	2,355,347
Net (decrease) increase in net assets resulting from operations	(84,035)	41,227	(983,967)	1,269,546	(2,029,164)	2,943,500

Distributions paid to shareholders	(6,270)	(476)	(216,856)	(101,778)	(539,939)	(279,621)

Net capital share transactions	256,957	300,160	1,047,230	1,518,470	1,741,483	2,094,440

Total increase (decrease) in net assets	166,652	340,911	(153,593)	2,686,238	(827,620)	4,758,319

Net assets:
Beginning of period	384,462	43,551	5,981,039	3,294,801	12,781,770	8,023,451
End of period	$551,114	$384,462	$5,827,446	$5,981,039	$11,954,150	$12,781,770

	2050 Fund		2045 Fund		2040 Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$126,970	$171,450	$159,410	$213,084	$217,360	$293,523
Net realized gain	1,021,859	822,745	1,062,476	1,021,914	1,302,923	1,364,435
Net unrealized (depreciation) appreciation	(4,292,165)	3,942,941	(4,656,529)	4,430,983	(5,662,483)	5,463,774
Net (decrease) increase in net assets resulting from operations	(3,143,336)	4,937,136	(3,434,643)	5,665,981	(4,142,200)	7,121,732

Distributions paid to shareholders	(913,877)	(499,780)	(1,121,283)	(592,874)	(1,514,768)	(786,145)

Net capital share transactions	2,279,885	2,849,117	2,690,744	2,988,728	3,078,473	3,528,061

Total increase (decrease) in net assets	(1,777,328)	7,286,473	(1,865,182)	8,061,835	(2,578,495)	9,863,648

Net assets:
Beginning of period	20,980,989	13,694,516	24,153,217	16,091,382	30,694,130	20,830,482
End of period	$19,203,661	$20,980,989	$22,288,035	$24,153,217	$28,115,635	$30,694,130

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

38	American Funds Target Date Retirement Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	2035 Fund		2030 Fund		2025 Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$275,436	$358,844	$360,938	$476,077	$349,543	$462,801
Net realized gain	1,267,414	1,645,711	1,154,318	2,349,037	750,937	1,930,650
Net unrealized (depreciation) appreciation	(5,775,562)	5,418,519	(5,646,212)	4,527,231	(4,042,497)	3,116,584
Net (decrease) increase in net assets resulting from operations	(4,232,712)	7,423,074	(4,130,956)	7,352,345	(2,942,017)	5,510,035

Distributions paid to shareholders	(1,812,589)	(958,701)	(2,518,868)	(1,160,645)	(2,069,029)	(1,028,604)

Net capital share transactions	3,655,101	4,231,161	4,075,500	4,521,835	2,649,197	3,039,117

Total increase (decrease) in net assets	(2,390,200)	10,695,534	(2,574,324)	10,713,535	(2,361,849)	7,520,548

Net assets:
Beginning of period	34,569,102	23,873,568	39,735,934	29,022,399	33,747,973	26,227,425
End of period	$32,178,902	$34,569,102	$37,161,610	$39,735,934	$31,386,124	$33,747,973

	2020 Fund		2015 Fund		2010 Fund
	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021	Six months ended April 30, 2022*	Year ended October 31, 2021
Operations:
Net investment income	$229,146	$344,511	$73,670	$112,041	$52,797	$80,333
Net realized gain	394,697	1,067,295	117,323	247,744	76,279	139,176
Net unrealized (depreciation) appreciation	(1,914,011)	1,556,128	(553,878)	534,621	(366,669)	363,982
Net (decrease) increase in net assets resulting from operations	(1,290,168)	2,967,934	(362,885)	894,406	(237,593)	583,491

Distributions paid to shareholders	(1,173,412)	(750,954)	(294,879)	(226,836)	(170,312)	(152,768)

Net capital share transactions	613,551	246,459	177,085	31,801	179,147	167,843

Total increase (decrease) in net assets	(1,850,029)	2,463,439	(480,679)	699,371	(228,758)	598,566

Net assets:
Beginning of period	19,269,447	16,806,008	5,997,331	5,297,960	4,432,216	3,833,650
End of period	$17,419,418	$19,269,447	$5,516,652	$5,997,331	$4,203,458	$4,432,216

*	Unaudited.

See notes to financial statements.

American Funds Target Date Retirement Series	39

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 12 funds (the “funds”) — American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*Class T shares of each fund are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

40	American Funds Target Date Retirement Series

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

In-kind redemptions — The funds normally redeem shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in each fund’s statement of operations.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2022, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

American Funds Target Date Retirement Series	41

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher

42	American Funds Target Date Retirement Series

quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield and, given the current low interest rate environment, risks associated with rising rates are currently heightened.

American Funds Target Date Retirement Series	43

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

44	American Funds Target Date Retirement Series

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund	2040 Fund
As of October 31, 2021
Undistributed ordinary income	$1,467	$32,175	$51,828	$93,985	$96,628	$127,964
Undistributed long-term capital gains	3,197	161,955	438,929	734,731	918,549	1,243,097
As of April 30, 2022
Gross unrealized appreciation on investments	1,782	173,134	599,191	1,339,114	1,722,214	2,545,003
Gross unrealized depreciation on investments	(73,427)	(227,475)	(259,930)	(204,785)	(166,677)	(286,796)
Net unrealized (depreciation) appreciation on investments	(71,645)	(54,341)	339,261	1,134,329	1,555,537	2,258,207
Cost of investments	622,854	5,882,802	11,616,987	18,072,848	20,736,465	25,862,408

	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2021
Undistributed ordinary income	$158,982	$200,763	$184,821	$136,477	$53,282	$41,994
Undistributed long-term capital gains	1,473,659	2,089,391	1,671,983	900,022	197,901	97,941
As of April 30, 2022
Gross unrealized appreciation on investments	2,852,784	2,896,873	2,704,292	1,622,075	596,248	336,220
Gross unrealized depreciation on investments	(544,006)	(981,802)	(1,072,805)	(511,752)	(167,894)	(113,442)
Net unrealized (depreciation) appreciation on investments	2,308,778	1,915,071	1,631,487	1,110,323	428,354	222,778
Cost of investments	29,876,187	35,252,538	29,760,511	16,312,463	5,089,395	3,981,386

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

2065 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$430		$474		$904		$61		$6		$67
Class C	9		30		39		3		1		4
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	6		7		13		2		—	*	2
Class F-2	31		27		58		3		—	*	3
Class F-3	1		1		2		—	*	—	*	—	*
Class R-1	2		5		7		—	*	—	*	—	*
Class R-2	40		292		332		47		7		54
Class R-2E	9		23		32		4		1		5
Class R-3	175		304		479		51		7		58
Class R-4	177		199		376		39		4		43
Class R-5E	133		124		257		24		2		26
Class R-5	70		60		130		13		1		14
Class R-6	1,987		1,654		3,641		185		15		200
Total	$3,070		$3,200		$6,270		$432		$44		$476

See end of tables for footnote.

American Funds Target Date Retirement Series	45

2060 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$4,919		$16,762	$21,681	$2,449		$8,452		$10,901
Class C	90		2,052	2,142	—	*	1,137		1,137
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	253		874	1,127	110		367		477
Class F-2	522		1,400	1,922	261		661		922
Class F-3	36		89	125	12		28		40
Class R-1	13		167	180	3		71		74
Class R-2	249		8,267	8,516	—	*	4,781		4,781
Class R-2E	264		1,864	2,128	111		939		1,050
Class R-3	1,925		10,330	12,255	944		5,449		6,393
Class R-4	2,865		10,133	12,998	1,388		5,352		6,740
Class R-5E	1,791		5,143	6,934	1,031		2,759		3,790
Class R-5	1,089		2,836	3,925	604		1,488		2,092
Class R-6	40,841		102,081	142,922	18,953		44,428		63,381
Total	$54,857		$161,999	$216,856	$25,866		$75,912		$101,778

2055 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$7,460		$39,268		$46,728		$5,403		$20,288		$25,691
Class C	—		3,595		3,595		18		1,949		1,967
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	346		1,921		2,267		258		957		1,215
Class F-2	518		2,030		2,548		318		894		1,212
Class F-3	113		409		522		71		185		256
Class R-1	—		389		389		17		194		211
Class R-2	—		20,793		20,793		—	*	11,989		11,989
Class R-2E	308		4,892		5,200		273		2,598		2,871
Class R-3	2,839		28,139		30,978		2,342		15,379		17,721
Class R-4	5,522		31,149		36,671		4,195		17,776		21,971
Class R-5E	3,297		14,118		17,415		2,708		8,070		10,778
Class R-5	2,326		8,900		11,226		1,970		5,405		7,375
Class R-6	78,221		283,386		361,607		48,875		127,489		176,364
Total	$100,950		$438,989		$539,939		$66,448		$213,173		$279,621

See end of tables for footnote.

46	American Funds Target Date Retirement Series

2050 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$13,878		$67,710	$81,588	$9,517		$37,811		$47,328
Class C	80		5,776	5,856	35		3,293		3,328
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	610		3,086	3,696	373		1,469		1,842
Class F-2	920		3,436	4,356	579		1,728		2,307
Class F-3	126		435	561	54		149		203
Class R-1	3		745	748	8		438		446
Class R-2	—		32,136	32,136	—	*	19,760		19,760
Class R-2E	610		7,975	8,585	434		4,636		5,070
Class R-3	5,474		47,766	53,240	4,055		28,850		32,905
Class R-4	9,715		50,690	60,405	6,772		30,614		37,386
Class R-5E	5,560		22,589	28,149	4,578		14,540		19,118
Class R-5	3,815		13,898	17,713	3,047		8,867		11,914
Class R-6	138,256		478,587	616,843	84,600		233,573		318,173
Total	$179,047		$734,830	$913,877	$114,052		$385,728		$499,780

2045 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$15,048		$81,029	$96,077	$11,986		$41,717		$53,703
Class C	54		6,463	6,517	142		3,377		3,519
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	676		3,804	4,480	499		1,714		2,213
Class F-2	1,179		4,836	6,015	818		2,187		3,005
Class F-3	110		418	528	63		157		220
Class R-1	9		1,097	1,106	36		543		579
Class R-2	—		43,949	43,949	706		24,510		25,216
Class R-2E	931		13,024	13,955	852		6,770		7,622
Class R-3	6,003		58,588	64,591	5,584		31,946		37,530
Class R-4	10,293		60,318	70,611	8,845		34,744		43,589
Class R-5E	6,749		30,157	36,906	6,144		17,332		23,476
Class R-5	4,116		16,481	20,597	3,770		9,826		13,596
Class R-6	157,495		598,455	755,950	108,592		270,014		378,606
Total	$202,663		$918,620	$1,121,283	$148,037		$444,837		$592,874

See end of tables for footnote.

American Funds Target Date Retirement Series	47

2040 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$21,184		$115,173	$136,357	$17,673		$56,247		$73,920
Class C	154		8,277	8,431	268		4,099		4,367
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,195		6,707	7,902	928		2,932		3,860
Class F-2	1,584		6,597	8,181	1,119		2,794		3,913
Class F-3	177		685	862	110		258		368
Class R-1	13		1,397	1,410	46		681		727
Class R-2	334		56,238	56,572	1,614		29,802		31,416
Class R-2E	1,012		13,376	14,388	1,002		6,734		7,736
Class R-3	8,482		80,112	88,594	8,432		42,088		50,520
Class R-4	14,879		86,132	101,011	13,124		45,785		58,909
Class R-5E	8,776		39,721	48,497	8,458		22,291		30,749
Class R-5	5,462		22,217	27,679	5,053		12,329		17,382
Class R-6	208,251		806,632	1,014,883	150,706		351,572		502,278
Total	$271,503		$1,243,265	$1,514,768	$208,533		$577,612		$786,145

2035 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$27,653		$139,426	$167,079	$25,298		$65,550		$90,848
Class C	397		10,080	10,477	678		4,904		5,582
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,674		8,694	10,368	1,464		3,726		5,190
Class F-2	2,375		9,417	11,792	1,861		3,925		5,786
Class F-3	382		1,417	1,799	229		457		686
Class R-1	50		1,502	1,552	121		707		828
Class R-2	1,796		70,134	71,930	4,731		37,046		41,777
Class R-2E	1,841		19,165	21,006	2,159		9,458		11,617
Class R-3	12,505		100,377	112,882	14,211		51,352		65,563
Class R-4	18,671		99,511	118,182	18,767		52,231		70,998
Class R-5E	10,555		45,095	55,650	11,050		24,293		35,343
Class R-5	6,914		26,794	33,708	6,934		14,329		21,263
Class R-6	254,028		942,135	1,196,163	201,663		401,557		603,220
Total	$338,841		$1,473,748	$1,812,589	$289,166		$669,535		$958,701

See end of tables for footnote.

48	American Funds Target Date Retirement Series

2030 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$38,543		$216,778	$255,321	$45,479		$72,481		$117,960
Class C	745		14,702	15,447	1,683		5,097		6,780
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,665		9,652	11,317	2,088		3,280		5,368
Class F-2	3,693		16,529	20,222	3,678		5,001		8,679
Class F-3	424		1,784	2,208	373		486		859
Class R-1	123		2,616	2,739	280		823		1,103
Class R-2	3,209		85,914	89,123	10,466		32,974		43,440
Class R-2E	2,359		25,209	27,568	4,010		8,956		12,966
Class R-3	16,932		143,216	160,148	26,779		53,515		80,294
Class R-4	26,104		151,616	177,720	33,480		55,644		89,124
Class R-5E	13,691		65,693	79,384	18,711		26,375		45,086
Class R-5	8,786		38,470	47,256	10,759		14,441		25,200
Class R-6	313,111		1,317,303	1,630,414	314,245		409,541		723,786
Total	$429,385		$2,089,483	$2,518,868	$472,031		$688,614		$1,160,645

2025 Fund

	Six months ended April 30, 2022				Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains		Total distributions paid
Class A	$42,120		$201,333	$243,453	$56,198		$63,529		$119,727
Class C	905		13,169	14,074	2,355		4,399		6,754
Class T	—	*	1	1	—	*	—	*	—	*
Class F-1	1,177		5,832	7,009	1,822		2,019		3,841
Class F-2	3,505		13,598	17,103	4,221		4,181		8,402
Class F-3	509		1,860	2,369	366		350		716
Class R-1	93		1,688	1,781	322		601		923
Class R-2	3,911		68,411	72,322	12,765		24,832		37,597
Class R-2E	2,590		22,895	25,485	5,395		8,248		13,643
Class R-3	16,268		113,006	129,274	29,801		40,682		70,483
Class R-4	23,655		117,471	141,126	36,484		42,835		79,319
Class R-5E	13,130		54,379	67,509	20,060		20,410		40,470
Class R-5	8,090		30,761	38,851	11,755		11,496		23,251
Class R-6	280,933		1,027,739	1,308,672	319,088		304,390		623,478
Total	$396,886		$1,672,143	$2,069,029	$500,632		$527,972		$1,028,604

See end of tables for footnote.

American Funds Target Date Retirement Series	49

2020 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$34,850		$127,697		$162,547		$54,380		$47,128		$101,508
Class C	1,028		8,236		9,264		2,449		3,063		5,512
Class T	—	*	1		1		—	*	—	*	—	*
Class F-1	757		2,876		3,633		1,378		1,195		2,573
Class F-2	2,756		8,437		11,193		3,565		2,781		6,346
Class F-3	315		918		1,233		288		217		505
Class R-1	37		608		645		233		319		552
Class R-2	3,402		32,343		35,745		10,879		13,996		24,875
Class R-2E	1,798		10,548		12,346		4,102		4,470		8,572
Class R-3	11,512		57,626		69,138		24,706		25,003		49,709
Class R-4	17,449		65,783		83,232		31,819		28,272		60,091
Class R-5E	8,943		29,119		38,062		17,160		13,697		30,857
Class R-5	5,354		16,124		21,478		8,673		6,701		15,374
Class R-6	185,127		539,768		724,895		253,075		191,405		444,480
Total	$273,328		$900,084		$1,173,412		$412,707		$338,247		$750,954

2015 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$15,336		$34,307		$49,643		$24,128		$15,555		$39,683
Class C	356		1,547		1,903		769		716		1,485
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	215		497		712		393		255		648
Class F-2	1,004		1,904		2,908		1,365		800		2,165
Class F-3	143		261		404		91		52		143
Class R-1	48		240		288		132		129		261
Class R-2	1,596		7,459		9,055		3,878		3,642		7,520
Class R-2E	790		2,600		3,390		1,607		1,290		2,897
Class R-3	4,627		13,470		18,097		9,320		6,898		16,218
Class R-4	4,927		11,295		16,222		8,467		5,618		14,085
Class R-5E	2,624		5,316		7,940		5,296		3,161		8,457
Class R-5	1,738		3,255		4,993		2,577		1,495		4,072
Class R-6	63,525		115,799		179,324		82,352		46,850		129,202
Total	$96,929		$197,950		$294,879		$140,375		$86,461		$226,836

See end of tables for footnote.

50	American Funds Target Date Retirement Series

2010 Fund

	Six months ended April 30, 2022						Year ended October 31, 2021
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$9,660		$14,482		$24,142		$14,684		$8,047		$22,731
Class C	262		714		976		455		360		815
Class T	—	*	—	*	—	*	—	*	—	*	—	*
Class F-1	149		227		376		220		122		342
Class F-2	691		887		1,578		866		431		1,297
Class F-3	144		177		321		151		73		224
Class R-1	15		44		59		36		27		63
Class R-2	748		2,361		3,109		1,798		1,422		3,220
Class R-2E	724		1,560		2,284		1,216		819		2,035
Class R-3	2,771		5,583		8,354		5,903		3,759		9,662
Class R-4	4,374		6,782		11,156		7,689		4,249		11,938
Class R-5E	2,294		3,097		5,391		3,756		1,903		5,659
Class R-5	1,258		1,589		2,847		1,863		919		2,782
Class R-6	49,247		60,472		109,719		62,023		29,977		92,000
Total	$72,337		$97,975		$170,312		$100,660		$52,108		$152,768

*	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2022, unreimbursed expenses subject to reimbursement totaled $27,000 for 2065 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.

American Funds Target Date Retirement Series	51

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the six months ended April 30, 2022, were as follows (dollars in thousands):

2065 Fund

Share class	Distribution services	Transfer agent services
Class A	$102	$26
Class C	23	2
Class T	—	—	*
Class F-1	1	1
Class F-2	Not applicable	2
Class F-3	Not applicable	—	*
Class R-1	3	—	*
Class R-2	159	77
Class R-2E	10	3
Class R-3	113	35
Class R-4	37	15
Class R-5E	Not applicable	15
Class R-5	Not applicable	2
Class R-6	Not applicable	2
Total class-specific expenses	$448	$180

2060 Fund

Share class	Distribution services	Transfer agent services
Class A	$782	$230
Class C	362	27
Class T	—	—	*
Class F-1	41	19
Class F-2	Not applicable	22
Class F-3	Not applicable	—	*
Class R-1	31	3
Class R-2	1,087	521
Class R-2E	194	67
Class R-3	934	286
Class R-4	453	185
Class R-5E	Not applicable	149
Class R-5	Not applicable	26
Class R-6	Not applicable	33
Total class-specific expenses	$3,884	$1,568

2055 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,372	$417
Class C	488	37
Class T	—	—	*
Class F-1	68	32
Class F-2	Not applicable	24
Class F-3	Not applicable	—	*
Class R-1	53	5
Class R-2	2,103	1,005
Class R-2E	403	138
Class R-3	1,946	595
Class R-4	1,078	440
Class R-5E	Not applicable	308
Class R-5	Not applicable	65
Class R-6	Not applicable	71
Total class-specific expenses	$7,511	$3,137

2050 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,346	$696
Class C	760	58
Class T	—	—	*
Class F-1	105	50
Class F-2	Not applicable	40
Class F-3	Not applicable	—	*
Class R-1	98	10
Class R-2	3,165	1,513
Class R-2E	637	219
Class R-3	3,218	985
Class R-4	1,701	694
Class R-5E	Not applicable	484
Class R-5	Not applicable	97
Class R-6	Not applicable	116
Total class-specific expenses	$12,030	$4,962

See end of tables for footnote.

52	American Funds Target Date Retirement Series

2045 Fund

Share class	Distribution services	Transfer agent services
Class A	$2,535	$773
Class C	789	60
Class T	—	—	*
Class F-1	121	58
Class F-2	Not applicable	52
Class F-3	Not applicable	—	*
Class R-1	134	13
Class R-2	3,985	1,906
Class R-2E	964	331
Class R-3	3,662	1,123
Class R-4	1,875	766
Class R-5E	Not applicable	589
Class R-5	Not applicable	109
Class R-6	Not applicable	135
Total class-specific expenses	$14,065	$5,915

2040 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,355	$1,028
Class C	952	72
Class T	—	—	*
Class F-1	199	95
Class F-2	Not applicable	67
Class F-3	Not applicable	—	*
Class R-1	162	16
Class R-2	4,792	2,293
Class R-2E	931	319
Class R-3	4,670	1,431
Class R-4	2,497	1,019
Class R-5E	Not applicable	735
Class R-5	Not applicable	135
Class R-6	Not applicable	170
Total class-specific expenses	$17,558	$7,380

2035 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,955	$1,193
Class C	1,108	84
Class T	—	—	*
Class F-1	246	118
Class F-2	Not applicable	91
Class F-3	Not applicable	—	*
Class R-1	168	17
Class R-2	5,751	2,755
Class R-2E	1,270	435
Class R-3	5,613	1,722
Class R-4	2,779	1,138
Class R-5E	Not applicable	789
Class R-5	Not applicable	157
Class R-6	Not applicable	189
Total class-specific expenses	$20,890	$8,688

2030 Fund

Share class	Distribution services	Transfer agent services
Class A	$4,883	$1,505
Class C	1,316	99
Class T	—	—	*
Class F-1	223	107
Class F-2	Not applicable	129
Class F-3	Not applicable	—	*
Class R-1	238	24
Class R-2	5,688	2,729
Class R-2E	1,370	470
Class R-3	6,507	1,997
Class R-4	3,434	1,406
Class R-5E	Not applicable	939
Class R-5	Not applicable	182
Class R-6	Not applicable	215
Total class-specific expenses	$23,659	$9,802

2025 Fund

Share class	Distribution services	Transfer agent services
Class A	$5,145	$1,485
Class C	1,252	94
Class T	—	—	*
Class F-1	140	67
Class F-2	Not applicable	113
Class F-3	Not applicable	—	*
Class R-1	162	16
Class R-2	4,828	2,323
Class R-2E	1,306	451
Class R-3	5,424	1,665
Class R-4	2,818	1,156
Class R-5E	Not applicable	825
Class R-5	Not applicable	153
Class R-6	Not applicable	177
Total class-specific expenses	$21,075	$8,525

2020 Fund

Share class	Distribution services	Transfer agent services
Class A	$3,391	$985
Class C	816	61
Class T	—	—	*
Class F-1	73	35
Class F-2	Not applicable	73
Class F-3	Not applicable	—	*
Class R-1	63	6
Class R-2	2,395	1,156
Class R-2E	640	221
Class R-3	2,887	888
Class R-4	1,642	672
Class R-5E	Not applicable	466
Class R-5	Not applicable	83
Class R-6	Not applicable	97
Total class-specific expenses	$11,907	$4,743

See end of tables for footnote.

American Funds Target Date Retirement Series	53

2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$1,237	$377
Class C	221	16
Class T	—	—	*
Class F-1	18	9
Class F-2	Not applicable	24
Class F-3	Not applicable	—	*
Class R-1	34	3
Class R-2	784	376
Class R-2E	226	78
Class R-3	970	300
Class R-4	405	167
Class R-5E	Not applicable	123
Class R-5	Not applicable	24
Class R-6	Not applicable	30
Total class-specific expenses	$3,895	$1,527

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$794	$239
Class C	155	12
Class T	—	—	*
Class F-1	12	6
Class F-2	Not applicable	17
Class F-3	Not applicable	—	*
Class R-1	10	1
Class R-2	382	185
Class R-2E	204	70
Class R-3	617	190
Class R-4	369	151
Class R-5E	Not applicable	106
Class R-5	Not applicable	17
Class R-6	Not applicable	23
Total class-specific expenses	$2,543	$1,017

*	Amount less than one thousand.

Miscellaneous fee reimbursement — CRMC reimbursed a portion of miscellaneous fees and expenses for 2065 Fund during its startup period. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the six months ended April 30, 2022, total fees and expenses reimbursed by CRMC were $39,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
2065 Fund	$1	$— *	$1
2060 Fund	8	(1)	7
2055 Fund	17	(1)	16
2050 Fund	28	(2)	26
2045 Fund	32	(3)	29
2040 Fund	41	(4)	37
2035 Fund	46	(4)	42
2030 Fund	53	(5)	48
2025 Fund	45	(4)	41
2020 Fund	25	(2)	23
2015 Fund	8	(1)	7
2010 Fund	6	— *	6

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

54	American Funds Target Date Retirement Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2022, as follows (dollars in thousands):

	Purchases	Sales
2065 Fund	$283,423	$8,533
2060 Fund	1,303,917	142,298
2055 Fund	2,218,212	321,125
2050 Fund	2,857,230	398,569
2045 Fund	2,801,101	16,827
2040 Fund	3,142,893	88,269
2035 Fund	3,407,826	31,731
2030 Fund	3,227,229	201,173
2025 Fund	2,058,797	393,419
2020 Fund	835,499	834,339
2015 Fund	295,628	238,006
2010 Fund	331,045	198,108

American Funds Target Date Retirement Series	55

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2065 Fund

	Sales*		Reinvestments of distributions				Repurchases*		Net increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$44,213	2,779	$905		54		$(9,319)	(592)	$35,799	2,241
Class C	2,942	190	39		3		(360)	(23)	2,621	170
Class T	—	—	—		—		—	—	—	—
Class F-1	681	44	12		1		(189)	(12)	504	33
Class F-2	2,628	166	58		3		(293)	(19)	2,393	150
Class F-3	41	2	1		—	†	— †	— †	42	2
Class R-1	38	2	7		—	†	(2)	— †	43	2
Class R-2	24,545	1,573	332		20		(8,653)	(550)	16,224	1,043
Class R-2E	2,572	165	32		2		(890)	(57)	1,714	110
Class R-3	27,215	1,729	478		28		(8,648)	(547)	19,045	1,210
Class R-4	19,227	1,217	376		22		(4,875)	(310)	14,728	929
Class R-5E	13,050	828	257		15		(3,610)	(225)	9,697	618
Class R-5	6,976	436	131		8		(1,964)	(123)	5,143	321
Class R-6	189,698	11,908	3,641		215		(44,335)	(2,805)	149,004	9,318
Total net increase (decrease)	$333,826	21,039	$6,269		371		$(83,138)	(5,263)	$256,957	16,147

Year ended October 31, 2021

Class A	$45,911	2,933	$67		5		$(4,393)	(279)	$41,585	2,659
Class C	3,350	215	3		—	†	(265)	(17)	3,088	198
Class T	—	—	—		—		—	—	—	—
Class F-1	876	57	2		—	†	(178)	(11)	700	46
Class F-2	2,936	184	3		—	†	(264)	(17)	2,675	167
Class F-3	38	3	—	†	—	†	— †	— †	38	3
Class R-1	647	41	—	†	—	†	(2)	— †	645	41
Class R-2	36,798	2,398	54		4		(10,407)	(669)	26,445	1,733
Class R-2E	2,725	176	4		—	†	(1,134)	(71)	1,595	105
Class R-3	37,893	2,461	57		4		(10,988)	(713)	26,962	1,752
Class R-4	24,272	1,566	43		3		(6,450)	(405)	17,865	1,164
Class R-5E	16,509	1,062	26		2		(5,163)	(332)	11,372	732
Class R-5	7,340	471	14		1		(2,178)	(142)	5,176	330
Class R-6	202,965	12,944	201		14		(41,152)	(2,665)	162,014	10,293
Total net increase (decrease)	$382,260	24,511	$474		33		$(82,574)	(5,321)	$300,160	19,223

See end of tables for footnotes.

56	American Funds Target Date Retirement Series

2060 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$111,824	6,660	$21,514	1,209	$(43,705)	(2,598)	$89,633	5,271
Class C	11,621	702	2,138	122	(6,190)	(374)	7,569	450
Class T	—	—	—	—	—	—	—	—
Class F-1	10,785	633	1,122	63	(4,905)	(292)	7,002	404
Class F-2	9,917	588	1,917	107	(7,317)	(421)	4,517	274
Class F-3	1,093	65	124	7	(295)	(17)	922	55
Class R-1	1,794	108	180	10	(620)	(38)	1,354	80
Class R-2	59,208	3,603	8,514	485	(46,531)	(2,796)	21,191	1,292
Class R-2E	16,294	977	2,129	121	(13,076)	(773)	5,347	325
Class R-3	91,443	5,498	12,250	693	(54,330)	(3,232)	49,363	2,959
Class R-4	86,559	5,162	12,998	730	(71,807)	(4,265)	27,750	1,627
Class R-5E	65,830	3,906	6,934	389	(24,595)	(1,437)	48,169	2,858
Class R-5	21,736	1,285	3,917	219	(15,182)	(904)	10,471	600
Class R-6	971,024	57,458	142,921	7,971	(340,003)	(19,999)	773,942	45,430
Total net increase (decrease)	$1,459,128	86,645	$216,658	12,126	$(628,556)	(37,146)	$1,047,230	61,625

Year ended October 31, 2021

Class A	$184,122	10,973	$10,770	691	$(64,583)	(3,855)	$130,309	7,809
Class C	20,625	1,255	1,135	74	(12,004)	(731)	9,756	598
Class T	—	—	—	—	—	—	—	—
Class F-1	16,329	976	475	31	(6,944)	(410)	9,860	597
Class F-2	22,152	1,310	919	59	(7,580)	(449)	15,491	920
Class F-3	2,006	117	40	3	(335)	(20)	1,711	100
Class R-1	2,279	136	74	5	(735)	(43)	1,618	98
Class R-2	108,590	6,585	4,773	310	(79,367)	(4,811)	33,996	2,084
Class R-2E	30,302	1,831	1,049	68	(16,843)	(1,024)	14,508	875
Class R-3	157,872	9,474	6,390	412	(97,071)	(5,843)	67,191	4,043
Class R-4	158,732	9,489	6,740	432	(156,079)	(9,548)	9,393	373
Class R-5E	99,167	5,924	3,790	243	(73,744)	(4,264)	29,213	1,903
Class R-5	36,376	2,143	2,092	133	(19,849)	(1,178)	18,619	1,098
Class R-6	1,643,773	97,104	63,379	4,039	(530,347)	(31,573)	1,176,805	69,570
Total net increase (decrease)	$2,482,325	147,317	$101,626	6,500	$(1,065,481)	(63,749)	$1,518,470	90,068

See end of tables for footnotes.

American Funds Target Date Retirement Series	57

2055 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$147,693	5,927	$46,686	1,770	$(72,144)	(2,899)	$122,235	4,798
Class C	11,192	458	3,593	139	(7,034)	(290)	7,751	307
Class T	—	—	—	—	—	—	—	—
Class F-1	6,544	262	2,260	86	(4,533)	(182)	4,271	166
Class F-2	10,854	432	2,539	96	(5,164)	(207)	8,229	321
Class F-3	1,748	71	521	20	(1,124)	(47)	1,145	44
Class R-1	1,790	74	389	15	(1,681)	(72)	498	17
Class R-2	88,415	3,657	20,781	807	(87,494)	(3,552)	21,702	912
Class R-2E	21,052	862	5,200	200	(19,444)	(778)	6,808	284
Class R-3	141,848	5,772	30,974	1,188	(115,633)	(4,638)	57,189	2,322
Class R-4	142,801	5,740	36,670	1,392	(141,197)	(5,628)	38,274	1,504
Class R-5E	95,557	3,820	17,412	662	(48,362)	(1,916)	64,607	2,566
Class R-5	37,745	1,491	11,177	420	(59,136)	(2,281)	(10,214)	(370)
Class R-6	1,586,726	62,764	361,596	13,569	(529,334)	(20,915)	1,418,988	55,418
Total net increase (decrease)	$2,293,965	91,330	$539,798	20,364	$(1,092,280)	(43,405)	$1,741,483	68,289

Year ended October 31, 2021

Class A	$237,426	9,503	$25,666	1,104	$(118,094)	(4,737)	$144,998	5,870
Class C	21,459	883	1,965	86	(14,540)	(595)	8,884	374
Class T	—	—	—	—	—	—	—	—
Class F-1	17,455	707	1,212	52	(8,179)	(328)	10,488	431
Class F-2	20,155	807	1,209	52	(7,082)	(282)	14,282	577
Class F-3	3,171	128	256	11	(576)	(22)	2,851	117
Class R-1	5,908	250	212	9	(2,531)	(103)	3,589	156
Class R-2	167,006	6,841	11,978	526	(152,590)	(6,248)	26,394	1,119
Class R-2E	44,146	1,798	2,871	126	(30,969)	(1,277)	16,048	647
Class R-3	266,189	10,763	17,718	770	(222,382)	(9,014)	61,525	2,519
Class R-4	280,511	11,290	21,970	947	(413,220)	(16,876)	(110,739)	(4,639)
Class R-5E	160,137	6,456	10,777	465	(156,098)	(6,087)	14,816	834
Class R-5	77,256	3,046	7,334	313	(58,618)	(2,330)	25,972	1,029
Class R-6	2,759,858	109,166	176,359	7,514	(1,060,885)	(42,310)	1,875,332	74,370
Total net increase (decrease)	$4,060,677	161,638	$279,527	11,975	$(2,245,764)	(90,209)	$2,094,440	83,404

See end of tables for footnotes.

58	American Funds Target Date Retirement Series

2050 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$186,501	9,351	$81,484	3,877	$(113,524)	(5,687)	$154,461	7,541
Class C	16,754	864	5,849	285	(11,876)	(618)	10,727	531
Class T	—	—	—	—	—	—	—	—
Class F-1	9,803	490	3,686	177	(5,717)	(292)	7,772	375
Class F-2	18,630	933	4,337	206	(10,459)	(526)	12,508	613
Class F-3	2,343	114	560	27	(644)	(30)	2,259	111
Class R-1	2,323	119	748	36	(2,954)	(156)	117	(1)
Class R-2	121,000	6,254	32,113	1,564	(124,864)	(6,368)	28,249	1,450
Class R-2E	28,928	1,492	8,585	416	(30,006)	(1,510)	7,507	398
Class R-3	189,256	9,626	53,223	2,563	(163,813)	(8,229)	78,666	3,960
Class R-4	175,038	8,815	60,405	2,881	(224,053)	(11,173)	11,390	523
Class R-5E	129,789	6,485	28,148	1,344	(71,126)	(3,532)	86,811	4,297
Class R-5	44,693	2,201	17,709	835	(80,060)	(3,904)	(17,658)	(868)
Class R-6	2,088,650	104,027	616,829	29,178	(808,403)	(40,016)	1,897,076	93,189
Total net increase (decrease)	$3,013,708	150,771	$913,676	43,389	$(1,647,499)	(82,041)	$2,279,885	112,119

Year ended October 31, 2021

Class A	$335,138	16,816	$47,277	2,547	$(207,513)	(10,446)	$174,902	8,917
Class C	30,746	1,583	3,323	183	(21,735)	(1,119)	12,334	647
Class T	—	—	—	—	—	—	—	—
Class F-1	30,330	1,554	1,836	100	(12,735)	(645)	19,431	1,009
Class F-2	31,732	1,595	2,292	124	(17,005)	(856)	17,019	863
Class F-3	6,861	350	199	11	(1,400)	(68)	5,660	293
Class R-1	6,257	327	446	25	(4,319)	(220)	2,384	132
Class R-2	223,104	11,473	19,742	1,087	(228,044)	(11,732)	14,802	828
Class R-2E	57,988	2,960	5,070	277	(46,780)	(2,402)	16,278	835
Class R-3	355,593	18,086	32,900	1,794	(354,412)	(18,077)	34,081	1,803
Class R-4	387,413	19,572	37,377	2,018	(617,826)	(31,768)	(193,036)	(10,178)
Class R-5E	202,098	10,218	19,118	1,034	(244,417)	(11,973)	(23,201)	(721)
Class R-5	98,003	4,832	11,902	636	(91,410)	(4,529)	18,495	939
Class R-6	3,979,771	198,644	318,159	17,060	(1,547,962)	(77,755)	2,749,968	137,949
Total net increase (decrease)	$5,745,034	288,010	$499,641	26,896	$(3,395,558)	(171,590)	$2,849,117	143,316

See end of tables for footnotes.

American Funds Target Date Retirement Series	59

2045 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$202,073	9,956	$95,941	4,513	$(131,824)	(6,484)	$166,190	7,985
Class C	16,757	849	6,516	314	(12,310)	(634)	10,963	529
Class T	—	—	—	—	—	—	—	—
Class F-1	13,839	686	4,456	211	(8,618)	(430)	9,677	467
Class F-2	17,147	846	5,995	282	(11,360)	(564)	11,782	564
Class F-3	1,374	68	505	24	(1,200)	(59)	679	33
Class R-1	2,408	122	1,107	53	(2,617)	(139)	898	36
Class R-2	137,185	7,020	43,912	2,123	(140,385)	(7,091)	40,712	2,052
Class R-2E	39,672	2,006	13,955	668	(34,379)	(1,712)	19,248	962
Class R-3	217,123	10,884	64,559	3,079	(191,112)	(9,476)	90,570	4,487
Class R-4	198,734	9,825	70,600	3,327	(248,757)	(12,231)	20,577	921
Class R-5E	151,733	7,486	36,905	1,743	(87,681)	(4,285)	100,957	4,944
Class R-5	47,462	2,314	20,587	959	(87,410)	(4,173)	(19,361)	(900)
Class R-6	2,316,537	113,544	755,928	35,357	(834,613)	(40,869)	2,237,852	108,032
Total net increase (decrease)	$3,362,044	165,606	$1,120,966	52,653	$(1,792,266)	(88,147)	$2,690,744	130,112

Year ended October 31, 2021

Class A	$341,703	16,911	$53,656	2,848	$(225,121)	(11,212)	$170,238	8,547
Class C	28,350	1,441	3,518	191	(19,859)	(1,009)	12,009	623
Class T	—	—	—	—	—	—	—	—
Class F-1	33,616	1,692	2,206	118	(13,504)	(668)	22,318	1,142
Class F-2	38,475	1,904	2,995	160	(16,414)	(808)	25,056	1,256
Class F-3	4,768	237	194	10	(1,168)	(57)	3,794	190
Class R-1	8,146	417	579	31	(3,832)	(193)	4,893	255
Class R-2	259,618	13,199	25,196	1,372	(268,447)	(13,682)	16,367	889
Class R-2E	72,198	3,638	7,622	411	(54,827)	(2,793)	24,993	1,256
Class R-3	411,690	20,659	37,497	2,016	(390,232)	(19,650)	58,955	3,025
Class R-4	401,583	19,989	43,580	2,318	(786,094)	(39,601)	(340,931)	(17,294)
Class R-5E	266,504	13,349	23,471	1,251	(303,699)	(14,681)	(13,724)	(81)
Class R-5	96,620	4,707	13,588	714	(93,381)	(4,599)	16,827	822
Class R-6	4,411,593	216,930	378,597	19,989	(1,802,257)	(89,250)	2,987,933	147,669
Total net increase (decrease)	$6,374,864	315,073	$592,699	31,429	$(3,978,835)	(198,203)	$2,988,728	148,299

See end of tables for footnotes.

60	American Funds Target Date Retirement Series

2040 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$243,041	12,306	$136,129	6,595	$(167,304)	(8,481)	$211,866	10,420
Class C	18,263	945	8,421	417	(14,837)	(772)	11,847	590
Class T	—	—	—	—	—	—	—	—
Class F-1	22,150	1,120	7,849	383	(16,336)	(843)	13,663	660
Class F-2	29,536	1,497	8,154	395	(13,650)	(693)	24,040	1,199
Class F-3	4,749	245	862	42	(2,846)	(151)	2,765	136
Class R-1	3,833	199	1,410	70	(2,996)	(158)	2,247	111
Class R-2	158,662	8,314	56,535	2,807	(170,189)	(8,830)	45,008	2,291
Class R-2E	36,536	1,905	14,388	709	(37,418)	(1,921)	13,506	693
Class R-3	240,627	12,369	88,574	4,340	(243,571)	(12,396)	85,630	4,313
Class R-4	229,952	11,674	100,987	4,902	(338,556)	(17,161)	(7,617)	(585)
Class R-5E	190,328	9,617	48,497	2,358	(110,937)	(5,567)	127,888	6,408
Class R-5	55,377	2,736	27,676	1,328	(91,688)	(4,518)	(8,635)	(454)
Class R-6	2,578,468	129,499	1,014,836	48,908	(1,037,039)	(52,041)	2,556,265	126,366
Total net increase (decrease)	$3,811,522	192,426	$1,514,318	73,254	$(2,247,367)	(113,532)	$3,078,473	152,148

Year ended October 31, 2021

Class A	$435,926	22,159	$73,846	4,009	$(310,572)	(15,848)	$199,200	10,320
Class C	34,220	1,778	4,362	242	(23,162)	(1,202)	15,420	818
Class T	—	—	—	—	—	—	—	—
Class F-1	50,254	2,584	3,847	210	(25,040)	(1,287)	29,061	1,507
Class F-2	48,204	2,445	3,902	212	(21,025)	(1,057)	31,081	1,600
Class F-3	8,621	439	364	20	(2,554)	(129)	6,431	330
Class R-1	10,827	572	727	40	(7,274)	(375)	4,280	237
Class R-2	280,316	14,574	31,395	1,744	(295,383)	(15,375)	16,328	943
Class R-2E	78,856	4,075	7,735	426	(66,948)	(3,495)	19,643	1,006
Class R-3	471,720	24,245	50,506	2,771	(496,790)	(25,593)	25,436	1,423
Class R-4	500,296	25,643	58,894	3,204	(845,397)	(43,671)	(286,207)	(14,824)
Class R-5E	259,883	13,270	30,749	1,676	(343,353)	(16,968)	(52,721)	(2,022)
Class R-5	109,142	5,465	17,380	936	(126,630)	(6,387)	(108)	14
Class R-6	5,158,759	260,349	502,264	27,134	(2,140,806)	(108,550)	3,520,217	178,933
Total net increase (decrease)	$7,447,024	377,598	$785,971	42,624	$(4,704,934)	(239,937)	$3,528,061	180,285

See end of tables for footnotes.

American Funds Target Date Retirement Series	61

2035 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$295,543	15,645	$166,737	8,528	$(209,021)	(11,081)	$253,259	13,092
Class C	21,371	1,164	10,464	546	(18,322)	(1,001)	13,513	709
Class T	—	—	—	—	—	—	—	—
Class F-1	25,942	1,397	10,310	531	(18,318)	(992)	17,934	936
Class F-2	30,817	1,639	11,438	585	(19,481)	(1,025)	22,774	1,199
Class F-3	8,438	448	1,800	92	(2,942)	(162)	7,296	378
Class R-1	4,159	227	1,545	81	(2,845)	(153)	2,859	155
Class R-2	168,440	9,251	71,892	3,764	(185,053)	(10,073)	55,279	2,942
Class R-2E	48,882	2,661	21,005	1,095	(50,761)	(2,742)	19,126	1,014
Class R-3	293,078	15,756	112,865	5,842	(294,606)	(15,742)	111,337	5,856
Class R-4	265,491	14,137	118,154	6,056	(342,475)	(18,274)	41,170	1,919
Class R-5E	180,969	9,587	55,648	2,854	(128,862)	(6,838)	107,755	5,603
Class R-5	61,521	3,217	33,672	1,707	(88,068)	(4,578)	7,125	346
Class R-6	2,922,046	153,981	1,196,115	60,902	(1,122,487)	(59,379)	2,995,674	155,504
Total net increase (decrease)	$4,326,697	229,110	$1,811,645	92,583	$(2,483,241)	(132,040)	$3,655,101	189,653

Year ended October 31, 2021

Class A	$573,306	30,368	$90,721	5,123	$(373,668)	(19,924)	$290,359	15,567
Class C	44,745	2,424	5,578	321	(30,391)	(1,646)	19,932	1,099
Class T	—	—	—	—	—	—	—	—
Class F-1	69,770	3,762	5,176	294	(32,314)	(1,726)	42,632	2,330
Class F-2	73,195	3,890	5,529	312	(29,930)	(1,590)	48,794	2,612
Class F-3	11,335	592	620	35	(1,113)	(60)	10,842	567
Class R-1	10,100	560	825	48	(4,220)	(230)	6,705	378
Class R-2	346,888	18,797	41,749	2,411	(384,284)	(20,854)	4,353	354
Class R-2E	108,976	5,905	11,617	667	(91,586)	(4,999)	29,007	1,573
Class R-3	590,634	31,763	65,531	3,743	(572,405)	(30,819)	83,760	4,687
Class R-4	550,931	29,410	70,980	4,017	(984,321)	(52,813)	(362,410)	(19,386)
Class R-5E	328,266	17,597	35,342	2,002	(381,417)	(19,772)	(17,809)	(173)
Class R-5	115,565	6,070	21,254	1,190	(119,042)	(6,272)	17,777	988
Class R-6	5,906,878	311,201	603,207	33,926	(2,452,866)	(129,642)	4,057,219	215,485
Total net increase (decrease)	$8,730,589	462,339	$958,129	54,089	$(5,457,557)	(290,347)	$4,231,161	226,081

See end of tables for footnotes.

62	American Funds Target Date Retirement Series

2030 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$365,043	20,983	$254,721	14,310	$(280,017)	(16,151)	$339,747	19,142
Class C	25,954	1,530	15,421	885	(20,589)	(1,224)	20,786	1,191
Class T	—	—	—	—	—	—	—	—
Class F-1	22,753	1,331	11,116	630	(21,898)	(1,271)	11,971	690
Class F-2	46,960	2,690	20,056	1,128	(31,101)	(1,788)	35,915	2,030
Class F-3	4,822	278	2,188	123	(1,744)	(100)	5,266	301
Class R-1	3,619	213	2,738	156	(3,829)	(225)	2,528	144
Class R-2	171,895	10,221	89,004	5,115	(217,656)	(12,890)	43,243	2,446
Class R-2E	51,893	3,064	27,568	1,576	(64,020)	(3,741)	15,441	899
Class R-3	316,495	18,507	160,107	9,097	(336,584)	(19,570)	140,018	8,034
Class R-4	318,836	18,467	177,708	10,000	(454,473)	(26,353)	42,071	2,114
Class R-5E	205,169	11,802	79,381	4,475	(169,783)	(9,766)	114,767	6,511
Class R-5	93,267	5,245	47,249	2,631	(110,851)	(6,303)	29,665	1,573
Class R-6	3,217,672	183,990	1,630,383	91,185	(1,573,973)	(89,863)	3,274,082	185,312
Total net increase (decrease)	$4,844,378	278,321	$2,517,640	141,311	$(3,286,518)	(189,245)	$4,075,500	230,387

Year ended October 31, 2021

Class A	$760,746	43,269	$117,698	7,056	$(493,756)	(28,102)	$384,688	22,223
Class C	51,413	2,994	6,764	413	(37,556)	(2,186)	20,621	1,221
Class T	—	—	—	—	—	—	—	—
Class F-1	57,845	3,332	5,351	324	(36,650)	(2,102)	26,546	1,554
Class F-2	103,502	5,885	8,612	517	(51,152)	(2,909)	60,962	3,493
Class F-3	16,457	937	858	51	(6,934)	(386)	10,381	602
Class R-1	15,907	929	1,103	67	(5,559)	(321)	11,451	675
Class R-2	338,609	19,705	43,387	2,657	(418,472)	(24,356)	(36,476)	(1,994)
Class R-2E	126,139	7,309	12,965	790	(96,529)	(5,590)	42,575	2,509
Class R-3	662,570	38,202	80,212	4,859	(702,786)	(40,478)	39,996	2,583
Class R-4	694,299	39,675	89,084	5,350	(1,058,374)	(60,782)	(274,991)	(15,757)
Class R-5E	358,020	20,457	45,086	2,711	(471,022)	(26,354)	(67,916)	(3,186)
Class R-5	127,079	7,142	25,185	1,497	(152,960)	(8,619)	(696)	20
Class R-6	6,521,365	368,892	723,769	43,210	(2,940,440)	(166,556)	4,304,694	245,546
Total net increase (decrease)	$9,833,951	558,728	$1,160,074	69,502	$(6,472,190)	(368,741)	$4,521,835	259,489

See end of tables for footnotes.

American Funds Target Date Retirement Series	63

2025 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$355,114	22,442	$242,847	15,093	$(325,794)	(20,645)	$272,167	16,890
Class C	18,500	1,202	14,064	892	(25,420)	(1,659)	7,144	435
Class T	—	—	—	—	—	—	—	—
Class F-1	11,618	744	6,955	436	(14,918)	(951)	3,655	229
Class F-2	52,096	3,272	16,921	1,054	(36,784)	(2,321)	32,233	2,005
Class F-3	5,310	326	2,362	146	(4,306)	(274)	3,366	198
Class R-1	3,613	235	1,781	113	(4,921)	(315)	473	33
Class R-2	132,252	8,625	72,272	4,591	(201,300)	(13,084)	3,224	132
Class R-2E	36,899	2,410	25,485	1,612	(70,030)	(4,510)	(7,646)	(488)
Class R-3	259,310	16,619	129,205	8,121	(348,128)	(22,278)	40,387	2,462
Class R-4	269,777	17,107	141,103	8,786	(419,745)	(26,745)	(8,865)	(852)
Class R-5E	167,532	10,633	67,509	4,212	(156,809)	(9,985)	78,232	4,860
Class R-5	46,861	2,917	38,845	2,395	(103,113)	(6,452)	(17,407)	(1,140)
Class R-6	2,611,426	163,869	1,308,609	80,928	(1,677,801)	(106,135)	2,242,234	138,662
Total net increase (decrease)	$3,970,308	250,401	$2,067,958	128,379	$(3,389,069)	(215,354)	$2,649,197	163,426

Year ended October 31, 2021

Class A	$792,482	49,535	$119,369	7,802	$(556,774)	(34,748)	$355,077	22,589
Class C	48,388	3,087	6,743	449	(39,072)	(2,487)	16,059	1,049
Class T	—	—	—	—	—	—	—	—
Class F-1	33,389	2,119	3,826	252	(29,661)	(1,872)	7,554	499
Class F-2	83,380	5,196	8,353	547	(60,547)	(3,742)	31,186	2,001
Class F-3	21,304	1,322	658	43	(6,916)	(434)	15,046	931
Class R-1	8,885	572	923	61	(6,800)	(432)	3,008	201
Class R-2	287,854	18,395	37,583	2,507	(361,881)	(23,114)	(36,444)	(2,212)
Class R-2E	105,194	6,701	13,643	907	(122,330)	(7,803)	(3,493)	(195)
Class R-3	554,356	35,107	70,449	4,653	(664,598)	(42,002)	(39,793)	(2,242)
Class R-4	582,929	36,529	79,304	5,194	(1,076,856)	(67,494)	(414,623)	(25,771)
Class R-5E	362,720	22,818	40,469	2,654	(447,296)	(27,474)	(44,107)	(2,002)
Class R-5	120,715	7,460	23,241	1,507	(162,364)	(10,039)	(18,408)	(1,072)
Class R-6	5,600,112	347,342	623,429	40,561	(3,055,486)	(189,643)	3,168,055	198,260
Total net increase (decrease)	$8,601,708	536,183	$1,027,990	67,137	$(6,590,581)	(411,284)	$3,039,117	192,036

See end of tables for footnotes.

64	American Funds Target Date Retirement Series

2020 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$181,204	12,829	$162,141	11,378	$(222,617)	(15,812)	$120,728	8,395
Class C	10,339	749	9,259	662	(17,663)	(1,289)	1,935	122
Class T	—	—	—	—	—	—	—	—
Class F-1	2,893	204	3,626	256	(6,528)	(466)	(9)	(6)
Class F-2	22,222	1,565	11,119	782	(20,753)	(1,467)	12,588	880
Class F-3	4,181	296	1,228	86	(3,733)	(273)	1,676	109
Class R-1	774	56	646	45	(3,213)	(224)	(1,793)	(123)
Class R-2	55,486	4,021	35,737	2,551	(106,495)	(7,728)	(15,272)	(1,156)
Class R-2E	24,431	1,788	12,346	882	(37,289)	(2,683)	(512)	(13)
Class R-3	119,646	8,607	69,090	4,886	(213,337)	(15,277)	(24,601)	(1,784)
Class R-4	136,911	9,766	83,181	5,841	(283,326)	(20,208)	(63,234)	(4,601)
Class R-5E	85,582	6,099	38,046	2,681	(113,343)	(8,020)	10,285	760
Class R-5	36,358	2,467	21,477	1,496	(73,105)	(5,123)	(15,270)	(1,160)
Class R-6	1,272,370	89,681	724,843	50,653	(1,410,183)	(99,503)	587,030	40,831
Total net increase (decrease)	$1,952,397	138,128	$1,172,739	82,199	$(2,511,585)	(178,073)	$613,551	42,254

Year ended October 31, 2021

Class A	$423,495	29,663	$101,123	7,392	$(487,911)	(34,196)	$36,707	2,859
Class C	28,260	2,011	5,506	410	(29,502)	(2,108)	4,264	313
Class T	—	—	—	—	—	—	—	—
Class F-1	14,181	1,003	2,553	188	(20,382)	(1,432)	(3,648)	(241)
Class F-2	57,797	4,067	6,281	460	(40,895)	(2,860)	23,183	1,667
Class F-3	8,284	570	490	35	(2,723)	(189)	6,051	416
Class R-1	3,207	230	551	41	(6,430)	(456)	(2,672)	(185)
Class R-2	125,677	8,983	24,851	1,846	(237,092)	(16,903)	(86,564)	(6,074)
Class R-2E	54,096	3,845	8,572	637	(84,916)	(6,064)	(22,248)	(1,582)
Class R-3	245,219	17,372	49,696	3,662	(462,426)	(32,691)	(167,511)	(11,657)
Class R-4	312,759	21,954	60,090	4,399	(695,678)	(48,792)	(322,829)	(22,439)
Class R-5E	183,845	12,931	30,857	2,266	(324,400)	(22,482)	(109,698)	(7,285)
Class R-5	69,668	4,852	15,358	1,115	(131,640)	(9,137)	(46,614)	(3,170)
Class R-6	3,105,037	216,315	444,472	32,372	(2,611,471)	(181,645)	938,038	67,042
Total net increase (decrease)	$4,631,525	323,796	$750,400	54,823	$(5,135,466)	(358,955)	$246,459	19,664

See end of tables for footnotes.

American Funds Target Date Retirement Series	65

2015 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$40,849	3,162	$49,488	3,789	$(77,586)	(6,010)	$12,751	941
Class C	1,925	151	1,903	148	(4,205)	(332)	(377)	(33)
Class T	—	—	—	—	—	—	—	—
Class F-1	932	74	710	55	(1,076)	(84)	566	45
Class F-2	6,130	473	2,889	222	(6,286)	(487)	2,733	208
Class F-3	1,186	91	354	27	(1,029)	(79)	511	39
Class R-1	1,132	91	287	22	(836)	(66)	583	47
Class R-2	16,307	1,293	9,052	703	(33,276)	(2,617)	(7,917)	(621)
Class R-2E	8,497	678	3,390	264	(14,809)	(1,165)	(2,922)	(223)
Class R-3	37,967	2,976	18,094	1,395	(69,945)	(5,451)	(13,884)	(1,080)
Class R-4	27,778	2,154	16,222	1,243	(64,679)	(5,028)	(20,679)	(1,631)
Class R-5E	21,611	1,690	7,941	611	(44,021)	(3,350)	(14,469)	(1,049)
Class R-5	16,386	1,213	4,993	380	(13,515)	(1,039)	7,864	554
Class R-6	453,674	34,808	179,293	13,707	(420,642)	(32,442)	212,325	16,073
Total net increase (decrease)	$634,374	48,854	$294,616	22,566	$(751,905)	(58,150)	$177,085	13,270

Year ended October 31, 2021

Class A	$104,287	8,034	$39,547	3,184	$(185,095)	(14,306)	$(41,261)	(3,088)
Class C	4,843	380	1,484	121	(8,705)	(683)	(2,378)	(182)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,502	117	640	52	(4,911)	(381)	(2,769)	(212)
Class F-2	11,222	866	2,148	173	(10,564)	(814)	2,806	225
Class F-3	4,692	360	103	8	(720)	(54)	4,075	314
Class R-1	713	56	261	21	(2,653)	(208)	(1,679)	(131)
Class R-2	34,862	2,736	7,493	611	(67,999)	(5,348)	(25,644)	(2,001)
Class R-2E	20,451	1,613	2,897	237	(31,690)	(2,516)	(8,342)	(666)
Class R-3	87,603	6,806	16,218	1,315	(166,065)	(12,928)	(62,244)	(4,807)
Class R-4	82,627	6,384	14,080	1,135	(192,063)	(14,807)	(95,356)	(7,288)
Class R-5E	50,231	3,916	8,457	685	(92,636)	(7,128)	(33,948)	(2,527)
Class R-5	13,955	1,070	4,070	326	(31,933)	(2,437)	(13,908)	(1,041)
Class R-6	1,007,732	77,557	129,200	10,386	(824,483)	(63,332)	312,449	24,611
Total net increase (decrease)	$1,424,720	109,895	$226,598	18,254	$(1,619,517)	(124,942)	$31,801	3,207

See end of tables for footnotes.

66	American Funds Target Date Retirement Series

2010 Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2022

Class A	$37,964	3,132	$23,987	1,947	$(52,529)	(4,306)	$9,422	773
Class C	3,241	270	973	80	(3,736)	(312)	478	38
Class T	—	—	—	—	—	—	—	—
Class F-1	385	32	374	30	(1,078)	(89)	(319)	(27)
Class F-2	6,551	544	1,578	128	(5,102)	(420)	3,027	252
Class F-3	1,687	138	321	26	(441)	(35)	1,567	129
Class R-1	197	16	59	5	(253)	(22)	3	(1)
Class R-2	13,873	1,158	3,102	255	(17,636)	(1,471)	(661)	(58)
Class R-2E	19,960	1,676	2,283	188	(20,155)	(1,691)	2,088	173
Class R-3	34,695	2,879	8,351	682	(53,408)	(4,408)	(10,362)	(847)
Class R-4	40,145	3,316	11,156	906	(66,905)	(5,513)	(15,604)	(1,291)
Class R-5E	15,162	1,250	5,390	439	(18,772)	(1,545)	1,780	144
Class R-5	8,132	654	2,848	230	(14,835)	(1,208)	(3,855)	(324)
Class R-6	477,899	39,024	109,712	8,884	(396,028)	(32,415)	191,583	15,493
Total net increase (decrease)	$659,891	54,089	$170,134	13,800	$(650,878)	(53,435)	$179,147	14,454

Year ended October 31, 2021

Class A	$94,363	7,766	$22,539	1,926	$(126,382)	(10,419)	$(9,480)	(727)
Class C	7,596	632	803	70	(5,937)	(497)	2,462	205
Class T	—	—	—	—	—	—	—	—
Class F-1	3,387	280	343	30	(3,405)	(282)	325	28
Class F-2	14,819	1,214	1,282	110	(8,562)	(702)	7,539	622
Class F-3	3,498	287	224	19	(2,020)	(168)	1,702	138
Class R-1	341	28	63	6	(613)	(51)	(209)	(17)
Class R-2	32,042	2,675	3,198	276	(41,695)	(3,488)	(6,455)	(537)
Class R-2E	21,470	1,819	2,036	177	(21,371)	(1,798)	2,135	198
Class R-3	72,955	6,038	9,659	830	(127,518)	(10,554)	(44,904)	(3,686)
Class R-4	65,745	5,431	11,937	1,022	(112,034)	(9,192)	(34,352)	(2,739)
Class R-5E	73,136	6,050	5,658	486	(89,484)	(7,323)	(10,690)	(787)
Class R-5	17,423	1,429	2,782	236	(29,189)	(2,394)	(8,984)	(729)
Class R-6	995,992	81,901	92,001	7,850	(819,239)	(67,320)	268,754	22,431
Total net increase (decrease)	$1,402,767	115,550	$152,525	13,038	$(1,387,449)	(114,188)	$167,843	14,400

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

American Funds Target Date Retirement Series	67

Financial highlights

2065 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$16.94	$.07	$(2.61)	$(2.54)	$(.09)	$(.13)	$(.22)	$14.18	(15.17)%[8]		$77		.39%[9]		.38%[9]		.75%[9]		.92%[9]
10/31/2021	12.66	.10	4.27	4.37	(.08)	(.01)	(.09)	16.94	34.61		54		.44		.40		.77		.60
10/31/2020[7,10]	10.00	.05	2.61	2.66	—	—	—	12.66	26.60	[8]	7		.60	[9]	.38	[9]	.75	[9]	.67	[9]
Class C:
4/30/2022[6,7]	16.80	.02	(2.60)	(2.58)	(.02)	(.13)	(.15)	14.07	(15.48)[8]		6		1.09	[9]	1.08	[9]	1.45	[9]	.20	[9]
10/31/2021	12.63	(.01)	4.25	4.24	(.06)	(.01)	(.07)	16.80	33.63		4		1.12		1.09		1.46		(.09)
10/31/2020[7,10]	10.00	— [11]	2.63	2.63	—	—	—	12.63	26.30	[8]	—	[12]	1.17	[9]	1.00	[9]	1.37	[9]	—	[9,13]
Class T:
4/30/2022[6,7]	17.01	.10	(2.63)	(2.53)	(.11)	(.13)	(.24)	14.24	(15.07)[8,14]		—	[12]	.08	[9,14]	.06	[9,14]	.43	[9,14]	1.28	[9,14]
10/31/2021	12.69	.16	4.27	4.43	(.10)	(.01)	(.11)	17.01	35.01	[14]	—	[12]	.24	[14]	.11	[14]	.48	[14]	1.02	[14]
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.48	[9,14]	.02	[9,14]	.39	[9,14]	.94	[9,14]
Class F-1:
4/30/2022[6,7]	16.96	.07	(2.62)	(2.55)	(.08)	(.13)	(.21)	14.20	(15.20)[8]		1		.37	[9]	.36	[9]	.73	[9]	.94	[9]
10/31/2021	12.68	.11	4.27	4.38	(.09)	(.01)	(.10)	16.96	34.73		1		.42		.37		.74		.67
10/31/2020[7,10]	10.00	.06	2.62	2.68	—	—	—	12.68	26.70	[8]	—	[12]	.47	[9]	.28	[9]	.65	[9]	.77	[9]
Class F-2:
4/30/2022[6,7]	17.01	.10	(2.63)	(2.53)	(.12)	(.13)	(.25)	14.23	(15.09)[8]		5		.09	[9]	.08	[9]	.45	[9]	1.22	[9]
10/31/2021	12.69	.15	4.27	4.42	(.09)	(.01)	(.10)	17.01	34.99		3		.12		.10		.47		.91
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.27	[9]	.03	[9]	.40	[9]	.86	[9]
Class F-3:
4/30/2022[6,7]	17.02	.11	(2.63)	(2.52)	(.13)	(.13)	(.26)	14.24	(15.05)[8]		—	[12]	.02	[9]	—	[9,13]	.37	[9]	1.36	[9]
10/31/2021	12.69	.17	4.27	4.44	(.10)	(.01)	(.11)	17.02	35.09		—	[12]	.10		.03		.40		1.08
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8]	—	[12]	.30	[9]	—	[9,13]	.37	[9]	.99	[9]
Class R-1:
4/30/2022[6,7]	16.91	.02	(2.62)	(2.60)	(.03)	(.13)	(.16)	14.15	(15.54)[8]		1		1.09	[9]	1.09	[9]	1.46	[9]	.25	[9]
10/31/2021	12.69	(.04)	4.36	4.32	(.09)	(.01)	(.10)	16.91	34.17		1		1.06		1.06		1.43		(.22)
10/31/2020[7,10]	10.00	.07	2.62	2.69	—	—	—	12.69	26.90	[8,14]	—	[12]	.45	[9,14]	.06	[9,14]	.43	[9,14]	.90	[9,14]
Class R-2:
4/30/2022[6,7]	16.78	.01	(2.59)	(2.58)	— [11]	(.13)	(.13)	14.07	(15.48)[8]		46		1.13	[9]	1.11	[9]	1.48	[9]	.18	[9]
10/31/2021	12.61	(.01)	4.24	4.23	(.05)	(.01)	(.06)	16.78	33.62		38		1.17		1.12		1.49		(.05)
10/31/2020[7,10]	10.00	— [11]	2.61	2.61	—	—	—	12.61	26.10	[8]	7		1.31	[9]	1.11	[9]	1.48	[9]	(.04)[9]
Class R-2E:
4/30/2022[6,7]	16.87	.04	(2.62)	(2.58)	(.03)	(.13)	(.16)	14.13	(15.42)[8]		4		.82	[9]	.80	[9]	1.17	[9]	.50	[9]
10/31/2021	12.64	.04	4.25	4.29	(.05)	(.01)	(.06)	16.87	34.02		3		.87		.82		1.19		.25
10/31/2020[7,10]	10.00	.02	2.62	2.64	—	—	—	12.64	26.40	[8]	1		1.01	[9]	.79	[9]	1.16	[9]	.27	[9]
Class R-3:
4/30/2022[6,7]	16.89	.05	(2.62)	(2.57)	(.05)	(.13)	(.18)	14.14	(15.36)[8]		50		.67	[9]	.65	[9]	1.02	[9]	.63	[9]
10/31/2021	12.64	.05	4.27	4.32	(.06)	(.01)	(.07)	16.89	34.29		39		.72		.67		1.04		.34
10/31/2020[7,10]	10.00	.03	2.61	2.64	—	—	—	12.64	26.40	[8]	8		.91	[9]	.66	[9]	1.03	[9]	.45	[9]
Class R-4:
4/30/2022[6,7]	16.95	.07	(2.62)	(2.55)	(.09)	(.13)	(.22)	14.18	(15.24)[8]		33		.37	[9]	.35	[9]	.72	[9]	.95	[9]
10/31/2021	12.67	.10	4.27	4.37	(.08)	(.01)	(.09)	16.95	34.63		24		.42		.38		.75		.65
10/31/2020[7,10]	10.00	.05	2.62	2.67	—	—	—	12.67	26.70	[8]	3		.57	[9]	.36	[9]	.73	[9]	.71	[9]
Class R-5E:
4/30/2022[6,7]	16.99	.09	(2.62)	(2.53)	(.11)	(.13)	(.24)	14.22	(15.10)[8]		22		.17	[9]	.15	[9]	.52	[9]	1.14	[9]
10/31/2021	12.68	.14	4.27	4.41	(.09)	(.01)	(.10)	16.99	34.90		16		.22		.17		.54		.85
10/31/2020[7,10]	10.00	.07	2.61	2.68	—	—	—	12.68	26.80	[8]	3		.35	[9]	.17	[9]	.54	[9]	.99	[9]

See end of tables for footnotes.

68	American Funds Target Date Retirement Series

Financial highlights (continued)

2065 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-5:
4/30/2022[6,7]	$17.01	$.10	$(2.63)	$(2.53)	$(.12)	$(.13)	$(.25)	$14.23	(15.08)%[8]		$11	.07%[9]		.05%[9]		.42%[9]		1.21%[9]
10/31/2021	12.69	.16	4.26	4.42	(.09)	(.01)	(.10)	17.01	34.99		7	.12		.08		.45		.98
10/31/2020[7,10]	10.00	.08	2.61	2.69	—	—	—	12.69	26.90	[8]	1	.33	[9]	.07	[9]	.44	[9]	1.03	[9]
Class R-6:
4/30/2022[6,7]	17.02	.10	(2.62)	(2.52)	(.13)	(.13)	(.26)	14.24	(15.05)[8]		295	.02	[9]	—	[9,13]	.37	[9]	1.29	[9]
10/31/2021	12.69	.15	4.29	4.44	(.10)	(.01)	(.11)	17.02	35.09		194	.07		.03		.40		.95
10/31/2020[7,10]	10.00	.09	2.60	2.69	—	—	—	12.69	26.90	[8]	14	.18	[9]	.04	[9]	.41	[9]	1.16	[9]

See end of tables for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2060 Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/2022[6,7]	$18.27	$.08		$(2.76)	$(2.68)	$(.13)	$(.49)	$(.62)	$14.97	(15.20)%[8]	$586		.34%[9]		.34%[9]		.71%[9]		.99%[9]
10/31/2021	13.92	.13		4.62	4.75	(.09)	(.31)	(.40)	18.27	34.65	619		.34		.34		.71		.77
10/31/2020	13.16	.15		1.05	1.20	(.10)	(.34)	(.44)	13.92	9.25	363		.38		.38		.76		1.15
10/31/2019	12.14	.16		1.26	1.42	(.09)	(.31)	(.40)	13.16	12.22	232		.40		.40		.79		1.27
10/31/2018	12.20	.14		(.01)	.13	(.08)	(.11)	(.19)	12.14	1.06	130		.37		.37		.77		1.10
10/31/2017	10.27	.13		2.04	2.17	(.11)	(.13)	(.24)	12.20	21.55	78		.40		.36		.76		1.19
Class C:
4/30/2022[6,7]	17.92	.02		(2.72)	(2.70)	(.01)	(.49)	(.50)	14.72	(15.51)[8]	68		1.08	[9]	1.08	[9]	1.45	[9]	.25	[9]
10/31/2021	13.68	.01		4.54	4.55	—	(.31)	(.31)	17.92	33.66	75		1.08		1.08		1.45		.04
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.43	49		1.11		1.11		1.49		.44
10/31/2019	11.96	.06		1.26	1.32	(.01)	(.31)	(.32)	12.96	11.46	34		1.12		1.12		1.51		.51
10/31/2018	12.05	.04		— [11]	.04	(.02)	(.11)	(.13)	11.96	.25	20		1.13		1.13		1.53		.34
10/31/2017	10.18	.04		2.03	2.07	(.07)	(.13)	(.20)	12.05	20.63	13		1.20		1.16		1.56		.36
Class T:
4/30/2022[6,7]	18.34	.11		(2.77)	(2.66)	(.16)	(.49)	(.65)	15.03	(15.05)[8,14]	—	[12]	.08	[9,14]	.08	[9,14]	.45	[9,14]	1.28	[9,14]
10/31/2021	13.97	.17		4.62	4.79	(.11)	(.31)	(.42)	18.34	34.86 [14]	—	[12]	.15	[14]	.15	[14]	.52	[14]	.99	[14]
10/31/2020	13.20	.19		1.05	1.24	(.13)	(.34)	(.47)	13.97	9.48 [14]	—	[12]	.16	[14]	.16	[14]	.54	[14]	1.45	[14]
10/31/2019	12.16	.20		1.25	1.45	(.10)	(.31)	(.41)	13.20	12.54 [14]	—	[12]	.16	[14]	.16	[14]	.55	[14]	1.58	[14]
10/31/2018	12.22	.17		(.02)	.15	(.10)	(.11)	(.21)	12.16	1.20 [14]	—	[12]	.17	[14]	.17	[14]	.57	[14]	1.36	[14]
10/31/2017[7,15]	10.94	.06		1.22	1.28	—	—	—	12.22	11.70 [8,14]	—	[12]	.18	[9,14]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2022[6,7]	18.27	.08		(2.76)	(2.68)	(.13)	(.49)	(.62)	14.97	(15.20)[8]	31		.38	[9]	.38	[9]	.75	[9]	.95	[9]
10/31/2021	13.93	.12		4.62	4.74	(.09)	(.31)	(.40)	18.27	34.57	31		.37		.37		.74		.73
10/31/2020	13.17	.15		1.05	1.20	(.10)	(.34)	(.44)	13.93	9.24	15		.38		.38		.76		1.15
10/31/2019	12.15	.15		1.27	1.42	(.09)	(.31)	(.40)	13.17	12.26	9		.39		.39		.78		1.23
10/31/2018	12.21	.13		— [11]	.13	(.08)	(.11)	(.19)	12.15	1.04	5		.39		.39		.79		.99
10/31/2017	10.29	.12		2.05	2.17	(.12)	(.13)	(.25)	12.21	21.55	1		.45		.41		.81		1.02
Class F-2:
4/30/2022[6,7]	18.39	.10		(2.77)	(2.67)	(.17)	(.49)	(.66)	15.06	(15.09)[8]	49		.09	[9]	.09	[9]	.46	[9]	1.22	[9]
10/31/2021	14.00	.17		4.65	4.82	(.12)	(.31)	(.43)	18.39	35.02	55		.09		.09		.46		1.00
10/31/2020	13.23	.19		1.05	1.24	(.13)	(.34)	(.47)	14.00	9.52	29		.10		.10		.48		1.41
10/31/2019	12.20	.18		1.27	1.45	(.11)	(.31)	(.42)	13.23	12.50	17		.12		.12		.51		1.46
10/31/2018	12.25	.16		.01	.17	(.11)	(.11)	(.22)	12.20	1.32	9		.13		.13		.53		1.27
10/31/2017	10.30	.15		2.05	2.20	(.12)	(.13)	(.25)	12.25	21.82	2		.19		.15		.55		1.33
Class F-3:
4/30/2022[6,7]	18.36	.11		(2.77)	(2.66)	(.18)	(.49)	(.67)	15.03	(15.05)[8]	3		.01	[9]	.01	[9]	.38	[9]	1.30	[9]
10/31/2021	13.98	.18		4.64	4.82	(.13)	(.31)	(.44)	18.36	35.08	3		.01		.01		.38		1.07
10/31/2020	13.21	.17		1.08	1.25	(.14)	(.34)	(.48)	13.98	9.59	1		.02		.02		.40		1.27
10/31/2019	12.17	.22		1.25	1.47	(.12)	(.31)	(.43)	13.21	12.69	6		.03		.03		.42		1.77
10/31/2018	12.23	.19		(.03)	.16	(.11)	(.11)	(.22)	12.17	1.28	7		.04		.04		.44		1.47
10/31/2017[7,16]	10.65	.09		1.49	1.58	—	—	—	12.23	14.84 [8]	6		.06	[9]	.02	[9]	.42	[9]	1.06	[9]
Class R-1:
4/30/2022[6,7]	17.98	.02		(2.73)	(2.71)	(.02)	(.49)	(.51)	14.76	(15.49)[8]	6		1.11	[9]	1.11	[9]	1.48	[9]	.20	[9]
10/31/2021	13.74	—	[11]	4.56	4.56	(.01)	(.31)	(.32)	17.98	33.60	6		1.11		1.11		1.48		(.01)
10/31/2020	13.01	.04		1.04	1.08	(.01)	(.34)	(.35)	13.74	8.40	3		1.14		1.14		1.52		.28
10/31/2019	12.01	.07		1.26	1.33	(.02)	(.31)	(.33)	13.01	11.47	1		1.10		1.10		1.49		.60
10/31/2018	12.10	.04		— [11]	.04	(.02)	(.11)	(.13)	12.01	.27	1		1.10		1.10		1.50		.33
10/31/2017	10.21	.04		2.04	2.08	(.06)	(.13)	(.19)	12.10	20.68	1		1.17		1.14		1.54		.32

See end of tables for footnotes.

70	American Funds Target Date Retirement Series

Financial highlights (continued)

2060 Fund (continued)

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class R-2:
4/30/2022[6,7]	$17.91	$.02		$(2.73)	$(2.71)	$— [11]	$(.49)	$(.49)	$14.71	(15.55)%[8]	$269	1.12%[9]		1.12%[9]		1.49%[9]		.22%[9]
10/31/2021	13.68	—	[11]	4.54	4.54	—	(.31)	(.31)	17.91	33.58	304	1.11		1.11		1.48		.02
10/31/2020	12.96	.06		1.02	1.08	(.02)	(.34)	(.36)	13.68	8.42	204	1.12		1.12		1.50		.44
10/31/2019	11.96	.07		1.25	1.32	(.01)	(.31)	(.32)	12.96	11.44	148	1.13		1.13		1.52		.53
10/31/2018	12.06	.04		(.01)	.03	(.02)	(.11)	(.13)	11.96	.22	92	1.14		1.14		1.54		.35
10/31/2017	10.18	.04		2.04	2.08	(.07)	(.13)	(.20)	12.06	20.71	58	1.19		1.15		1.55		.36
Class R-2E:
4/30/2022[6,7]	18.05	.04		(2.74)	(2.70)	(.05)	(.49)	(.54)	14.81	(15.39)[8]	61	.81	[9]	.81	[9]	1.18	[9]	.53	[9]
10/31/2021	13.77	.05		4.58	4.63	(.04)	(.31)	(.35)	18.05	34.05	68	.81		.81		1.18		.30
10/31/2020	13.04	.09		1.04	1.13	(.06)	(.34)	(.40)	13.77	8.74	40	.82		.82		1.20		.71
10/31/2019	12.04	.10		1.26	1.36	(.05)	(.31)	(.36)	13.04	11.75	27	.83		.83		1.22		.79
10/31/2018	12.14	.07		.01	.08	(.07)	(.11)	(.18)	12.04	.57	14	.84		.84		1.24		.58
10/31/2017	10.25	.06		2.05	2.11	(.09)	(.13)	(.22)	12.14	20.94	5	.85		.82		1.22		.52
Class R-3:
4/30/2022[6,7]	18.12	.06		(2.75)	(2.69)	(.08)	(.49)	(.57)	14.86	(15.34)[8]	358	.66	[9]	.66	[9]	1.03	[9]	.67	[9]
10/31/2021	13.82	.08		4.58	4.66	(.05)	(.31)	(.36)	18.12	34.22	383	.66		.66		1.03		.45
10/31/2020	13.08	.11		1.04	1.15	(.07)	(.34)	(.41)	13.82	8.91	236	.67		.67		1.05		.86
10/31/2019	12.07	.12		1.26	1.38	(.06)	(.31)	(.37)	13.08	11.91	158	.68		.68		1.07		.96
10/31/2018	12.15	.10		(.01)	.09	(.06)	(.11)	(.17)	12.07	.69	91	.69		.69		1.09		.77
10/31/2017	10.23	.09		2.05	2.14	(.09)	(.13)	(.22)	12.15	21.25	49	.74		.70		1.10		.79
Class R-4:
4/30/2022[6,7]	18.27	.08		(2.76)	(2.68)	(.12)	(.49)	(.61)	14.98	(15.17)[8]	337	.36	[9]	.36	[9]	.73	[9]	.98	[9]
10/31/2021	13.92	.12		4.62	4.74	(.08)	(.31)	(.39)	18.27	34.57	381	.36		.36		.73		.73
10/31/2020	13.16	.16		1.04	1.20	(.10)	(.34)	(.44)	13.92	9.27	285	.37		.37		.75		1.17
10/31/2019	12.13	.16		1.27	1.43	(.09)	(.31)	(.40)	13.16	12.30	190	.38		.38		.77		1.25
10/31/2018	12.20	.14		(.01)	.13	(.09)	(.11)	(.20)	12.13	.98	105	.39		.39		.79		1.07
10/31/2017	10.27	.12		2.05	2.17	(.11)	(.13)	(.24)	12.20	21.57	57	.43		.40		.80		1.04
Class R-5E:
4/30/2022[6,7]	18.31	.10		(2.77)	(2.67)	(.15)	(.49)	(.64)	15.00	(15.10)[8]	196	.16	[9]	.16	[9]	.53	[9]	1.15	[9]
10/31/2021	13.95	.16		4.63	4.79	(.12)	(.31)	(.43)	18.31	34.87	187	.16		.16		.53		.95
10/31/2020	13.18	.19		1.05	1.24	(.13)	(.34)	(.47)	13.95	9.50	116	.17		.17		.55		1.41
10/31/2019	12.16	.18		1.26	1.44	(.11)	(.31)	(.42)	13.18	12.43	75	.17		.17		.56		1.39
10/31/2018	12.22	.15		.01	.16	(.11)	(.11)	(.22)	12.16	1.22	27	.18		.18		.58		1.21
10/31/2017	10.28	.13		2.06	2.19	(.12)	(.13)	(.25)	12.22	21.79	7	.22		.19		.59		1.13
Class R-5:
4/30/2022[6,7]	18.42	.11		(2.78)	(2.67)	(.17)	(.49)	(.66)	15.09	(15.04)[8]	96	.06	[9]	.06	[9]	.43	[9]	1.28	[9]
10/31/2021	14.03	.18		4.65	4.83	(.13)	(.31)	(.44)	18.42	34.97	106	.06		.06		.43		1.05
10/31/2020	13.25	.20		1.06	1.26	(.14)	(.34)	(.48)	14.03	9.60	66	.07		.07		.45		1.51
10/31/2019	12.21	.20		1.26	1.46	(.11)	(.31)	(.42)	13.25	12.59	48	.08		.08		.47		1.61
10/31/2018	12.26	.18		(.01)	.17	(.11)	(.11)	(.22)	12.21	1.31	35	.10		.10		.50		1.38
10/31/2017	10.31	.14		2.07	2.21	(.13)	(.13)	(.26)	12.26	21.90	47	.13		.09		.49		1.25
Class R-6:
4/30/2022[6,7]	18.44	.11		(2.78)	(2.67)	(.18)	(.49)	(.67)	15.10	(15.04)[8]	3,767	.01	[9]	.01	[9]	.38	[9]	1.31	[9]
10/31/2021	14.04	.19		4.65	4.84	(.13)	(.31)	(.44)	18.44	35.07	3,763	.01		.01		.38		1.09
10/31/2020	13.26	.20		1.06	1.26	(.14)	(.34)	(.48)	14.04	9.64	1,888	.02		.02		.40		1.48
10/31/2019	12.22	.20		1.27	1.47	(.12)	(.31)	(.43)	13.26	12.64	1,069	.03		.03		.42		1.57
10/31/2018	12.27	.18		(.01)	.17	(.11)	(.11)	(.22)	12.22	1.36	477	.04		.04		.44		1.41
10/31/2017	10.32	.15		2.06	2.21	(.13)	(.13)	(.26)	12.27	21.90	186	.08		.05		.45		1.29

See end of tables for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2055 Fund

		(Loss) income from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2022[6,7]	$27.25	$.13		$(4.06)	$(3.93)	$(.17)	$(.92)	$(1.09)	$22.23	(15.04)%[8]	$1,039		.33%[9]		.70%[9]		1.02%[9]
10/31/2021	20.85	.20		6.90	7.10	(.15)	(.55)	(.70)	27.25	34.62	1,143		.33		.70		.79
10/31/2020	19.83	.24		1.58	1.82	(.17)	(.63)	(.80)	20.85	9.27	752		.35		.73		1.21
10/31/2019	18.45	.25		1.88	2.13	(.15)	(.60)	(.75)	19.83	12.31	581		.36		.75		1.33
10/31/2018	18.66	.22		(.02)	.20	(.14)	(.27)	(.41)	18.45	1.02	431		.34		.74		1.16
10/31/2017	15.82	.22		3.12	3.34	(.13)	(.37)	(.50)	18.66	21.70	369		.34		.74		1.28
Class C:
4/30/2022[6,7]	26.59	.03		(3.97)	(3.94)	—	(.92)	(.92)	21.73	(15.37)[8]	91		1.07	[9]	1.44	[9]	.28	[9]
10/31/2021	20.39	.01		6.75	6.76	(.01)	(.55)	(.56)	26.59	33.59	103		1.07		1.44		.05
10/31/2020	19.42	.09		1.55	1.64	(.04)	(.63)	(.67)	20.39	8.51	71		1.09		1.47		.48
10/31/2019	18.09	.11		1.85	1.96	(.03)	(.60)	(.63)	19.42	11.43	57		1.11		1.50		.58
10/31/2018	18.32	.07		(.01)	.06	(.02)	(.27)	(.29)	18.09	.29	42		1.11		1.51		.39
10/31/2017	15.58	.08		3.07	3.15	(.04)	(.37)	(.41)	18.32	20.66	35		1.13		1.53		.45
Class T:
4/30/2022[6,7]	27.30	.16		(4.05)	(3.89)	(.22)	(.92)	(1.14)	22.27	(14.90)[8,14]	—	[12]	.08	[9,14]	.45	[9,14]	1.29	[9,14]
10/31/2021	20.89	.25		6.89	7.14	(.18)	(.55)	(.73)	27.30	34.80 [14]	—	[12]	.14	[14]	.51	[14]	1.00	[14]
10/31/2020	19.85	.29		1.58	1.87	(.20)	(.63)	(.83)	20.89	9.56 [14]	—	[12]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	18.47	.30		1.87	2.17	(.19)	(.60)	(.79)	19.85	12.52 [14]	—	[12]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	18.68	.27		(.04)	.23	(.17)	(.27)	(.44)	18.47	1.21 [14]	—	[12]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	16.72	.10		1.86	1.96	—	—	—	18.68	11.72 [8,14]	—	[12]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2022[6,7]	27.06	.12		(4.02)	(3.90)	(.17)	(.92)	(1.09)	22.07	(15.07)[8]	49		.38	[9]	.75	[9]	.98	[9]
10/31/2021	20.73	.19		6.84	7.03	(.15)	(.55)	(.70)	27.06	34.49	56		.37		.74		.74
10/31/2020	19.71	.23		1.58	1.81	(.16)	(.63)	(.79)	20.73	9.30	34		.37		.75		1.17
10/31/2019	18.36	.25		1.86	2.11	(.16)	(.60)	(.76)	19.71	12.24	22		.38		.77		1.33
10/31/2018	18.58	.21		(.01)	.20	(.15)	(.27)	(.42)	18.36	1.02	18		.37		.77		1.07
10/31/2017	15.78	.17		3.15	3.32	(.15)	(.37)	(.52)	18.58	21.64	9		.37		.77		.98
Class F-2:
4/30/2022[6,7]	27.30	.16		(4.06)	(3.90)	(.23)	(.92)	(1.15)	22.25	(14.94)[8]	55		.09	[9]	.46	[9]	1.26	[9]
10/31/2021	20.89	.26		6.90	7.16	(.20)	(.55)	(.75)	27.30	34.89	58		.09		.46		1.02
10/31/2020	19.85	.29		1.59	1.88	(.21)	(.63)	(.84)	20.89	9.61	33		.10		.48		1.47
10/31/2019	18.48	.29		1.88	2.17	(.20)	(.60)	(.80)	19.85	12.55	24		.10		.49		1.55
10/31/2018	18.69	.25		(.01)	.24	(.18)	(.27)	(.45)	18.48	1.24	14		.11		.51		1.28
10/31/2017	15.85	.24		3.14	3.38	(.17)	(.37)	(.54)	18.69	21.92	4		.12		.52		1.40
Class F-3:
4/30/2022[6,7]	27.36	.17		(4.06)	(3.89)	(.25)	(.92)	(1.17)	22.30	(14.88)[8]	11		.01	[9]	.38	[9]	1.34	[9]
10/31/2021	20.93	.28		6.91	7.19	(.21)	(.55)	(.76)	27.36	35.00	12		.01		.38		1.10
10/31/2020	19.89	.31		1.59	1.90	(.23)	(.63)	(.86)	20.93	9.67	7		.01		.39		1.57
10/31/2019	18.51	.32		1.87	2.19	(.21)	(.60)	(.81)	19.89	12.65	6		.02		.41		1.70
10/31/2018	18.70	.28		(.01)	.27	(.19)	(.27)	(.46)	18.51	1.41	5		.01		.41		1.44
10/31/2017[7,16]	16.29	.06		2.35	2.41	—	—	—	18.70	14.79 [8]	1		.02	[9]	.42	[9]	.45	[9]
Class R-1:
4/30/2022[6,7]	26.43	.03		(3.94)	(3.91)	—	(.92)	(.92)	21.60	(15.35)[8]	9		1.11	[9]	1.48	[9]	.24	[9]
10/31/2021	20.31	—	[11]	6.72	6.72	(.05)	(.55)	(.60)	26.43	33.58	11		1.11		1.48		.01
10/31/2020	19.34	.08		1.54	1.62	(.02)	(.63)	(.65)	20.31	8.44	5		1.14		1.52		.42
10/31/2019	18.03	.10		1.84	1.94	(.03)	(.60)	(.63)	19.34	11.36	4		1.14		1.53		.57
10/31/2018	18.25	.07		(.01)	.06	(.01)	(.27)	(.28)	18.03	.27	4		1.14		1.54		.35
10/31/2017	15.49	.08		3.05	3.13	— [11]	(.37)	(.37)	18.25	20.63	2		1.15		1.55		.46

See end of tables for footnotes.

72	American Funds Target Date Retirement Series

Financial highlights (continued)

2055 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2022[6,7]	$26.49	$.03	$(3.95)	$(3.92)	$—	$(.92)	$(.92)	$21.65	(15.36)%[8]	$511	1.12%[9]		1.49%[9]		.25%[9]
10/31/2021	20.32	.01	6.71	6.72	— [11]	(.55)	(.55)	26.49	33.53	601	1.10		1.47		.03
10/31/2020	19.35	.09	1.54	1.63	(.03)	(.63)	(.66)	20.32	8.49	438	1.12		1.50		.48
10/31/2019	18.02	.11	1.84	1.95	(.02)	(.60)	(.62)	19.35	11.42	379	1.11		1.50		.60
10/31/2018	18.25	.08	(.02)	.06	(.02)	(.27)	(.29)	18.02	.29	306	1.12		1.52		.41
10/31/2017	15.51	.08	3.06	3.14	(.03)	(.37)	(.40)	18.25	20.69	267	1.12		1.52		.48
Class R-2E:
4/30/2022[6,7]	26.71	.07	(3.98)	(3.91)	(.06)	(.92)	(.98)	21.82	(15.23)[8]	124	.81	[9]	1.18	[9]	.54	[9]
10/31/2021	20.47	.08	6.77	6.85	(.06)	(.55)	(.61)	26.71	33.96	144	.81		1.18		.32
10/31/2020	19.50	.15	1.55	1.70	(.10)	(.63)	(.73)	20.47	8.79	98	.81		1.19		.75
10/31/2019	18.17	.15	1.87	2.02	(.09)	(.60)	(.69)	19.50	11.81	74	.81		1.20		.83
10/31/2018	18.44	.12	(.01)	.11	(.11)	(.27)	(.38)	18.17	.52	44	.81		1.21		.63
10/31/2017	15.69	.09	3.14	3.23	(.11)	(.37)	(.48)	18.44	21.10	22	.81		1.21		.51
Class R-3:
4/30/2022[6,7]	26.87	.09	(4.00)	(3.91)	(.09)	(.92)	(1.01)	21.95	(15.14)[8]	723	.66	[9]	1.03	[9]	.69	[9]
10/31/2021	20.59	.12	6.79	6.91	(.08)	(.55)	(.63)	26.87	34.11	823	.66		1.03		.47
10/31/2020	19.59	.18	1.56	1.74	(.11)	(.63)	(.74)	20.59	8.98	578	.67		1.05		.91
10/31/2019	18.24	.19	1.86	2.05	(.10)	(.60)	(.70)	19.59	11.92	478	.67		1.06		1.03
10/31/2018	18.46	.16	(.02)	.14	(.09)	(.27)	(.36)	18.24	.70	367	.67		1.07		.83
10/31/2017	15.67	.16	3.09	3.25	(.09)	(.37)	(.46)	18.46	21.27	304	.67		1.07		.92
Class R-4:
4/30/2022[6,7]	27.19	.12	(4.04)	(3.92)	(.16)	(.92)	(1.08)	22.19	(15.04)[8]	788	.36	[9]	.73	[9]	1.00	[9]
10/31/2021	20.81	.19	6.87	7.06	(.13)	(.55)	(.68)	27.19	34.50	925	.36		.73		.75
10/31/2020	19.78	.24	1.59	1.83	(.17)	(.63)	(.80)	20.81	9.34	804	.36		.74		1.22
10/31/2019	18.41	.25	1.87	2.12	(.15)	(.60)	(.75)	19.78	12.27	653	.36		.75		1.30
10/31/2018	18.62	.22	(.02)	.20	(.14)	(.27)	(.41)	18.41	1.01	444	.37		.77		1.12
10/31/2017	15.80	.20	3.12	3.32	(.13)	(.37)	(.50)	18.62	21.60	353	.36		.76		1.16
Class R-5E:
4/30/2022[6,7]	27.19	.15	(4.04)	(3.89)	(.21)	(.92)	(1.13)	22.17	(14.95)[8]	385	.16	[9]	.53	[9]	1.19	[9]
10/31/2021	20.81	.24	6.88	7.12	(.19)	(.55)	(.74)	27.19	34.81	403	.16		.53		.96
10/31/2020	19.78	.29	1.57	1.86	(.20)	(.63)	(.83)	20.81	9.53	291	.16		.54		1.46
10/31/2019	18.42	.28	1.87	2.15	(.19)	(.60)	(.79)	19.78	12.48	228	.16		.55		1.50
10/31/2018	18.63	.25	(.01)	.24	(.18)	(.27)	(.45)	18.42	1.23	131	.16		.56		1.29
10/31/2017	15.81	.23	3.13	3.36	(.17)	(.37)	(.54)	18.63	21.85	40	.16		.56		1.33
Class R-5:
4/30/2022[6,7]	27.54	.16	(4.09)	(3.93)	(.24)	(.92)	(1.16)	22.45	(14.93)[8]	232	.06	[9]	.43	[9]	1.27	[9]
10/31/2021	21.06	.27	6.96	7.23	(.20)	(.55)	(.75)	27.54	34.97	294	.06		.43		1.07
10/31/2020	20.00	.32	1.59	1.91	(.22)	(.63)	(.85)	21.06	9.66	203	.06		.44		1.60
10/31/2019	18.61	.32	1.87	2.19	(.20)	(.60)	(.80)	20.00	12.58	209	.07		.46		1.67
10/31/2018	18.81	.28	(.03)	.25	(.18)	(.27)	(.45)	18.61	1.30	193	.07		.47		1.44
10/31/2017	15.94	.25	3.16	3.41	(.17)	(.37)	(.54)	18.81	22.02	228	.07		.47		1.41
Class R-6:
4/30/2022[6,7]	27.58	.17	(4.10)	(3.93)	(.25)	(.92)	(1.17)	22.48	(14.91)[8]	7,937	.01	[9]	.38	[9]	1.33	[9]
10/31/2021	21.09	.28	6.97	7.25	(.21)	(.55)	(.76)	27.58	35.03	8,209	.01		.38		1.10
10/31/2020	20.03	.31	1.61	1.92	(.23)	(.63)	(.86)	21.09	9.70	4,709	.01		.39		1.51
10/31/2019	18.64	.31	1.89	2.20	(.21)	(.60)	(.81)	20.03	12.62	3,140	.02		.41		1.62
10/31/2018	18.83	.28	(.01)	.27	(.19)	(.27)	(.46)	18.64	1.39	1,711	.02		.42		1.44
10/31/2017	15.96	.26	3.16	3.42	(.18)	(.37)	(.55)	18.83	22.04	822	.02		.42		1.47

See end of tables for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2050 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[6,7]	$21.72	$.11	$(3.12)	$(3.01)	$(.15)	$(.75)	$(.90)	$17.81	(14.46)%[8]	$1,718		.34%[9]		.34%[9]		.70%[9]		1.09%[9]
10/31/2021	16.67	.16	5.48	5.64	(.12)	(.47)	(.59)	21.72	34.41	1,931		.33		.33		.69		.82
10/31/2020	15.88	.20	1.27	1.47	(.14)	(.54)	(.68)	16.67	9.36	1,334		.34		.34		.72		1.24
10/31/2019	14.83	.20	1.50	1.70	(.13)	(.52)	(.65)	15.88	12.23	1,109		.36		.36		.75		1.34
10/31/2018	15.02	.18	(.01)	.17	(.12)	(.24)	(.36)	14.83	1.06	872		.34		.34		.74		1.17
10/31/2017	12.78	.18	2.51	2.69	(.12)	(.33)	(.45)	15.02	21.66	773		.34		.34		.74		1.29
Class C:
4/30/2022[6,7]	21.12	.03	(3.03)	(3.00)	(.01)	(.75)	(.76)	17.36	(14.75)[8]	141		1.07	[9]	1.07	[9]	1.43	[9]	.35	[9]
10/31/2021	16.25	.01	5.33	5.34	— [11]	(.47)	(.47)	21.12	33.36	160		1.07		1.07		1.43		.07
10/31/2020	15.51	.08	1.24	1.32	(.04)	(.54)	(.58)	16.25	8.57	113		1.09		1.09		1.47		.48
10/31/2019	14.49	.09	1.48	1.57	(.03)	(.52)	(.55)	15.51	11.47	91		1.10		1.10		1.49		.59
10/31/2018	14.71	.06	(.02)	.04	(.02)	(.24)	(.26)	14.49	.23	68		1.11		1.11		1.51		.39
10/31/2017	12.55	.06	2.48	2.54	(.05)	(.33)	(.38)	14.71	20.77	54		1.12		1.12		1.52		.45
Class T:
4/30/2022[6,7]	21.76	.14	(3.12)	(2.98)	(.19)	(.75)	(.94)	17.84	(14.33)[8,14]	—	[12]	.08	[9,14]	.08	[9,14]	.44	[9,14]	1.37	[9,14]
10/31/2021	16.70	.20	5.48	5.68	(.15)	(.47)	(.62)	21.76	34.61 [14]	—	[12]	.14	[14]	.14	[14]	.50	[14]	1.02	[14]
10/31/2020	15.90	.23	1.28	1.51	(.17)	(.54)	(.71)	16.70	9.62 [14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.46	[14]
10/31/2019	14.84	.24	1.50	1.74	(.16)	(.52)	(.68)	15.90	12.52 [14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.60	[14]
10/31/2018	15.04	.22	(.03)	.19	(.15)	(.24)	(.39)	14.84	1.19 [14]	—	[12]	.14	[14]	.14	[14]	.54	[14]	1.39	[14]
10/31/2017[7,15]	13.46	.08	1.50	1.58	—	—	—	15.04	11.74 [8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	.95	[9,14]
Class F-1:
4/30/2022[6,7]	21.55	.10	(3.08)	(2.98)	(.15)	(.75)	(.90)	17.67	(14.46)[8]	77		.38	[9]	.38	[9]	.74	[9]	1.05	[9]
10/31/2021	16.56	.15	5.43	5.58	(.12)	(.47)	(.59)	21.55	34.28	86		.37		.37		.73		.76
10/31/2020	15.78	.19	1.27	1.46	(.14)	(.54)	(.68)	16.56	9.35	49		.37		.37		.75		1.18
10/31/2019	14.74	.19	1.50	1.69	(.13)	(.52)	(.65)	15.78	12.27	34		.38		.38		.77		1.30
10/31/2018	14.94	.17	(.01)	.16	(.12)	(.24)	(.36)	14.74	1.02	25		.37		.37		.77		1.08
10/31/2017	12.74	.14	2.52	2.66	(.13)	(.33)	(.46)	14.94	21.58	14		.37		.37		.77		1.04
Class F-2:
4/30/2022[6,7]	21.74	.13	(3.11)	(2.98)	(.20)	(.75)	(.95)	17.81	(14.35)[8]	91		.09	[9]	.09	[9]	.45	[9]	1.33	[9]
10/31/2021	16.68	.21	5.48	5.69	(.16)	(.47)	(.63)	21.74	34.74	97		.09		.09		.45		1.05
10/31/2020	15.89	.23	1.28	1.51	(.18)	(.54)	(.72)	16.68	9.61	60		.09		.09		.47		1.46
10/31/2019	14.83	.23	1.51	1.74	(.16)	(.52)	(.68)	15.89	12.60	44		.10		.10		.49		1.52
10/31/2018	15.03	.21	(.02)	.19	(.15)	(.24)	(.39)	14.83	1.22	30		.11		.11		.51		1.34
10/31/2017	12.79	.20	2.52	2.72	(.15)	(.33)	(.48)	15.03	21.94	12		.11		.11		.51		1.42
Class F-3:
4/30/2022[6,7]	21.80	.14	(3.11)	(2.97)	(.22)	(.75)	(.97)	17.86	(14.30)[8]	12		.01	[9]	.01	[9]	.37	[9]	1.41	[9]
10/31/2021	16.73	.22	5.49	5.71	(.17)	(.47)	(.64)	21.80	34.78	12		.01		.01		.37		1.07
10/31/2020	15.93	.30	1.23	1.53	(.19)	(.54)	(.73)	16.73	9.74	4		.01		.01		.39		1.87
10/31/2019	14.87	.24	1.52	1.76	(.18)	(.52)	(.70)	15.93	12.66	9		.01		.01		.40		1.56
10/31/2018	15.05	.21	.01	.22	(.16)	(.24)	(.40)	14.87	1.41	3		.01		.01		.41		1.32
10/31/2017[7,16]	13.11	.12	1.82	1.94	—	—	—	15.05	14.80 [8]	—	[12]	.02	[9]	.01	[9]	.41	[9]	1.09	[9]
Class R-1:
4/30/2022[6,7]	21.11	.03	(3.04)	(3.01)	— [11]	(.75)	(.75)	17.35	(14.79)[8]	17		1.11	[9]	1.11	[9]	1.47	[9]	.33	[9]
10/31/2021	16.24	.01	5.34	5.35	(.01)	(.47)	(.48)	21.11	33.40	21		1.11		1.11		1.47		.05
10/31/2020	15.49	.07	1.23	1.30	(.01)	(.54)	(.55)	16.24	8.46	14		1.14		1.14		1.52		.44
10/31/2019	14.46	.09	1.48	1.57	(.02)	(.52)	(.54)	15.49	11.46	12		1.13		1.13		1.52		.58
10/31/2018	14.67	.06	(.02)	.04	(.01)	(.24)	(.25)	14.46	.18	11		1.14		1.14		1.54		.37
10/31/2017	12.49	.07	2.46	2.53	(.02)	(.33)	(.35)	14.67	20.75	10		1.14		1.14		1.54		.50

See end of tables for footnotes.

74	American Funds Target Date Retirement Series

Financial highlights (continued)

2050 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2022[6,7]	$21.10	$.03	$(3.03)	$(3.00)	$—	$(.75)	$(.75)	$17.35	(14.76)%[8]	$766	1.12%[9]		1.12%[9]		1.48%[9]		.32%[9]
10/31/2021	16.23	.01	5.33	5.34	— [11]	(.47)	(.47)	21.10	33.36	902	1.10		1.10		1.46		.06
10/31/2020	15.49	.07	1.24	1.31	(.03)	(.54)	(.57)	16.23	8.52	680	1.11		1.11		1.49		.48
10/31/2019	14.47	.09	1.47	1.56	(.02)	(.52)	(.54)	15.49	11.40	598	1.11		1.11		1.50		.61
10/31/2018	14.68	.06	(.01)	.05	(.02)	(.24)	(.26)	14.47	.26	498	1.11		1.11		1.51		.41
10/31/2017	12.51	.07	2.46	2.53	(.03)	(.33)	(.36)	14.68	20.74	460	1.10		1.10		1.50		.51
Class R-2E:
4/30/2022[6,7]	21.26	.06	(3.05)	(2.99)	(.06)	(.75)	(.81)	17.46	(14.65)[8]	195	.81	[9]	.81	[9]	1.17	[9]	.62	[9]
10/31/2021	16.34	.07	5.36	5.43	(.04)	(.47)	(.51)	21.26	33.77	229	.81		.81		1.17		.34
10/31/2020	15.59	.12	1.25	1.37	(.08)	(.54)	(.62)	16.34	8.85	163	.81		.81		1.19		.77
10/31/2019	14.58	.13	1.47	1.60	(.07)	(.52)	(.59)	15.59	11.70	136	.81		.81		1.20		.86
10/31/2018	14.81	.10	— [11]	.10	(.09)	(.24)	(.33)	14.58	.59	94	.81		.81		1.21		.64
10/31/2017	12.64	.08	2.52	2.60	(.10)	(.33)	(.43)	14.81	21.15	54	.80		.80		1.20		.55
Class R-3:
4/30/2022[6,7]	21.40	.08	(3.07)	(2.99)	(.09)	(.75)	(.84)	17.57	(14.58)[8]	1,188	.66	[9]	.66	[9]	1.02	[9]	.77	[9]
10/31/2021	16.44	.10	5.40	5.50	(.07)	(.47)	(.54)	21.40	33.97	1,362	.66		.66		1.02		.50
10/31/2020	15.68	.15	1.24	1.39	(.09)	(.54)	(.63)	16.44	8.98	1,017	.66		.66		1.04		.93
10/31/2019	14.64	.16	1.48	1.64	(.08)	(.52)	(.60)	15.68	11.93	896	.66		.66		1.05		1.04
10/31/2018	14.84	.13	(.01)	.12	(.08)	(.24)	(.32)	14.64	.73	727	.67		.67		1.07		.85
10/31/2017	12.64	.13	2.48	2.61	(.08)	(.33)	(.41)	14.84	21.24	650	.66		.66		1.06		.94
Class R-4:
4/30/2022[6,7]	21.66	.11	(3.11)	(3.00)	(.14)	(.75)	(.89)	17.77	(14.45)[8]	1,225	.36	[9]	.36	[9]	.72	[9]	1.07	[9]
10/31/2021	16.62	.15	5.46	5.61	(.10)	(.47)	(.57)	21.66	34.35	1,482	.36		.36		.72		.77
10/31/2020	15.84	.20	1.26	1.46	(.14)	(.54)	(.68)	16.62	9.32	1,306	.36		.36		.74		1.23
10/31/2019	14.78	.20	1.50	1.70	(.12)	(.52)	(.64)	15.84	12.31	1,113	.36		.36		.75		1.32
10/31/2018	14.98	.18	(.02)	.16	(.12)	(.24)	(.36)	14.78	1.00	842	.37		.37		.77		1.14
10/31/2017	12.75	.16	2.52	2.68	(.12)	(.33)	(.45)	14.98	21.64	747	.36		.36		.76		1.19
Class R-5E:
4/30/2022[6,7]	21.67	.12	(3.09)	(2.97)	(.19)	(.75)	(.94)	17.76	(14.37)[8]	597	.16	[9]	.16	[9]	.52	[9]	1.26	[9]
10/31/2021	16.63	.20	5.46	5.66	(.15)	(.47)	(.62)	21.67	34.65	635	.15		.15		.51		.99
10/31/2020	15.84	.23	1.27	1.50	(.17)	(.54)	(.71)	16.63	9.58	500	.16		.16		.54		1.47
10/31/2019	14.80	.22	1.50	1.72	(.16)	(.52)	(.68)	15.84	12.45	423	.16		.16		.55		1.46
10/31/2018	14.99	.20	— [11]	.20	(.15)	(.24)	(.39)	14.80	1.26	227	.15		.15		.55		1.26
10/31/2017	12.76	.19	2.51	2.70	(.14)	(.33)	(.47)	14.99	21.89	80	.15		.15		.55		1.35
Class R-5:
4/30/2022[6,7]	21.96	.14	(3.14)	(3.00)	(.21)	(.75)	(.96)	18.00	(14.33)[8]	340	.06	[9]	.06	[9]	.42	[9]	1.36	[9]
10/31/2021	16.84	.22	5.53	5.75	(.16)	(.47)	(.63)	21.96	34.79	434	.06		.06		.42		1.10
10/31/2020	16.03	.26	1.27	1.53	(.18)	(.54)	(.72)	16.84	9.68	317	.06		.06		.44		1.61
10/31/2019	14.96	.26	1.50	1.76	(.17)	(.52)	(.69)	16.03	12.58	351	.06		.06		.45		1.69
10/31/2018	15.14	.23	(.01)	.22	(.16)	(.24)	(.40)	14.96	1.36	357	.07		.07		.47		1.48
10/31/2017	12.88	.20	2.54	2.74	(.15)	(.33)	(.48)	15.14	21.96	487	.06		.06		.46		1.45
Class R-6:
4/30/2022[6,7]	21.89	.14	(3.13)	(2.99)	(.22)	(.75)	(.97)	17.93	(14.33)[8]	12,837	.01	[9]	.01	[9]	.37	[9]	1.41	[9]
10/31/2021	16.79	.23	5.51	5.74	(.17)	(.47)	(.64)	21.89	34.84	13,630	.01		.01		.37		1.12
10/31/2020	15.98	.25	1.29	1.54	(.19)	(.54)	(.73)	16.79	9.76	8,138	.01		.01		.39		1.53
10/31/2019	14.92	.25	1.51	1.76	(.18)	(.52)	(.70)	15.98	12.61	5,959	.01		.01		.40		1.63
10/31/2018	15.10	.23	(.01)	.22	(.16)	(.24)	(.40)	14.92	1.41	3,578	.01		.01		.41		1.45
10/31/2017	12.85	.21	2.52	2.73	(.15)	(.33)	(.48)	15.10	21.98	2,004	.02		.02		.42		1.49

See end of tables for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2045 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class A:
4/30/2022[6,7]	$21.99	$.12	$(2.99)	$(2.87)	$(.15)	$(.83)	$(.98)	$18.14	(13.71)%[8]	$1,912		.33%[9]		.33%[9]		.69%[9]		1.20%[9]
10/31/2021	16.96	.18	5.46	5.64	(.14)	(.47)	(.61)	21.99	33.82	2,142		.32		.32		.68		.89
10/31/2020	16.20	.21	1.25	1.46	(.16)	(.54)	(.70)	16.96	9.14	1,507		.34		.34		.72		1.29
10/31/2019	15.13	.21	1.53	1.74	(.14)	(.53)	(.67)	16.20	12.30	1,254		.35		.35		.74		1.40
10/31/2018	15.34	.19	(.05)	.14	(.12)	(.23)	(.35)	15.13	.92	998		.33		.33		.72		1.22
10/31/2017	13.07	.18	2.54	2.72	(.12)	(.33)	(.45)	15.34	21.46	908		.33		.33		.73		1.31
Class C:
4/30/2022[6,7]	21.41	.05	(2.92)	(2.87)	(.01)	(.83)	(.84)	17.70	(14.02)[8]	146		1.07	[9]	1.07	[9]	1.43	[9]	.46	[9]
10/31/2021	16.55	.03	5.32	5.35	(.02)	(.47)	(.49)	21.41	32.80	166		1.07		1.07		1.43		.15
10/31/2020	15.83	.09	1.22	1.31	(.05)	(.54)	(.59)	16.55	8.39	117		1.09		1.09		1.47		.55
10/31/2019	14.80	.10	1.50	1.60	(.04)	(.53)	(.57)	15.83	11.43	98		1.10		1.10		1.49		.63
10/31/2018	15.04	.07	(.05)	.02	(.03)	(.23)	(.26)	14.80	.10	74		1.10		1.10		1.49		.44
10/31/2017	12.85	.07	2.50	2.57	(.05)	(.33)	(.38)	15.04	20.53	63		1.12		1.12		1.52		.48
Class T:
4/30/2022[6,7]	22.03	.15	(2.99)	(2.84)	(.19)	(.83)	(1.02)	18.17	(13.57)[8,14]	—	[12]	.08	[9,14]	.08	[9,14]	.44	[9,14]	1.48	[9,14]
10/31/2021	16.98	.22	5.47	5.69	(.17)	(.47)	(.64)	22.03	34.12 [14]	—	[12]	.14	[14]	.14	[14]	.50	[14]	1.09	[14]
10/31/2020	16.21	.25	1.25	1.50	(.19)	(.54)	(.73)	16.98	9.39 [14]	—	[12]	.15	[14]	.15	[14]	.53	[14]	1.52	[14]
10/31/2019	15.15	.25	1.51	1.76	(.17)	(.53)	(.70)	16.21	12.45 [14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.65	[14]
10/31/2018	15.36	.23	(.06)	.17	(.15)	(.23)	(.38)	15.15	1.12 [14]	—	[12]	.14	[14]	.14	[14]	.53	[14]	1.43	[14]
10/31/2017[7,15]	13.76	.08	1.52	1.60	—	—	—	15.36	11.63 [8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.54	[9,14]	.98	[9,14]
Class F-1:
4/30/2022[6,7]	21.83	.12	(2.97)	(2.85)	(.15)	(.83)	(.98)	18.00	(13.74)[8]	90		.38	[9]	.38	[9]	.74	[9]	1.15	[9]
10/31/2021	16.85	.17	5.42	5.59	(.14)	(.47)	(.61)	21.83	33.76	99		.37		.37		.73		.83
10/31/2020	16.09	.20	1.25	1.45	(.15)	(.54)	(.69)	16.85	9.18	57		.37		.37		.75		1.24
10/31/2019	15.05	.20	1.52	1.72	(.15)	(.53)	(.68)	16.09	12.19	43		.38		.38		.77		1.34
10/31/2018	15.27	.18	(.04)	.14	(.13)	(.23)	(.36)	15.05	.89	30		.37		.37		.76		1.12
10/31/2017	13.04	.15	2.55	2.70	(.14)	(.33)	(.47)	15.27	21.38	16		.37		.37		.77		1.02
Class F-2:
4/30/2022[6,7]	22.03	.15	(2.99)	(2.84)	(.20)	(.83)	(1.03)	18.16	(13.58)[8]	115		.09	[9]	.09	[9]	.45	[9]	1.44	[9]
10/31/2021	16.99	.23	5.46	5.69	(.18)	(.47)	(.65)	22.03	34.11	127		.09		.09		.45		1.11
10/31/2020	16.22	.25	1.26	1.51	(.20)	(.54)	(.74)	16.99	9.44	77		.10		.10		.48		1.54
10/31/2019	15.16	.25	1.52	1.77	(.18)	(.53)	(.71)	16.22	12.55	58		.10		.10		.49		1.59
10/31/2018	15.37	.21	(.03)	.18	(.16)	(.23)	(.39)	15.16	1.16	32		.10		.10		.49		1.33
10/31/2017	13.10	.20	2.55	2.75	(.15)	(.33)	(.48)	15.37	21.70	9		.11		.11		.51		1.40
Class F-3:
4/30/2022[6,7]	22.06	.15	(2.98)	(2.83)	(.22)	(.83)	(1.05)	18.18	(13.55)[8]	10		.01	[9]	.01	[9]	.37	[9]	1.53	[9]
10/31/2021	17.01	.24	5.47	5.71	(.19)	(.47)	(.66)	22.06	34.22	11		.01		.01		.37		1.17
10/31/2020	16.23	.25	1.28	1.53	(.21)	(.54)	(.75)	17.01	9.57	5		.01		.01		.39		1.54
10/31/2019	15.17	.27	1.51	1.78	(.19)	(.53)	(.72)	16.23	12.59	3		.01		.01		.40		1.73
10/31/2018	15.37	.24	(.04)	.20	(.17)	(.23)	(.40)	15.17	1.27	2		.01		.01		.40		1.51
10/31/2017[7,16]	13.40	.13	1.84	1.97	—	—	—	15.37	14.70 [8]	1		.02	[9]	.01	[9]	.41	[9]	1.14	[9]
Class R-1:
4/30/2022[6,7]	21.37	.04	(2.91)	(2.87)	(.01)	(.83)	(.84)	17.66	(14.05)[8]	24		1.11	[9]	1.11	[9]	1.47	[9]	.42	[9]
10/31/2021	16.53	.02	5.32	5.34	(.03)	(.47)	(.50)	21.37	32.79	28		1.11		1.11		1.47		.11
10/31/2020	15.81	.07	1.23	1.30	(.04)	(.54)	(.58)	16.53	8.30	17		1.13		1.13		1.51		.47
10/31/2019	14.78	.09	1.49	1.58	(.02)	(.53)	(.55)	15.81	11.34	13		1.13		1.13		1.52		.62
10/31/2018	15.01	.06	(.04)	.02	(.02)	(.23)	(.25)	14.78	.13	11		1.13		1.13		1.52		.41
10/31/2017	12.79	.08	2.48	2.56	(.01)	(.33)	(.34)	15.01	20.46	9		1.14		1.14		1.54		.55

See end of tables for footnotes.

76	American Funds Target Date Retirement Series

Financial highlights (continued)

2045 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class R-2:
4/30/2022[6,7]	$21.29	$.04	$(2.90)	$(2.86)	$—	$(.83)	$(.83)	$17.60	(14.03)%[8]	$970	1.12%[9]		1.12%[9]		1.48%[9]		.43%[9]
10/31/2021	16.46	.02	5.29	5.31	(.01)	(.47)	(.48)	21.29	32.75	1,130	1.10		1.10		1.46		.12
10/31/2020	15.75	.09	1.20	1.29	(.04)	(.54)	(.58)	16.46	8.30	859	1.11		1.11		1.49		.55
10/31/2019	14.72	.10	1.49	1.59	(.03)	(.53)	(.56)	15.75	11.43	784	1.11		1.11		1.50		.66
10/31/2018	14.95	.07	(.05)	.02	(.02)	(.23)	(.25)	14.72	.13	665	1.11		1.11		1.50		.45
10/31/2017	12.76	.07	2.49	2.56	(.04)	(.33)	(.37)	14.95	20.53	622	1.10		1.10		1.50		.53
Class R-2E:
4/30/2022[6,7]	21.53	.07	(2.92)	(2.85)	(.06)	(.83)	(.89)	17.79	(13.87)[8]	297	.81	[9]	.81	[9]	1.17	[9]	.73	[9]
10/31/2021	16.63	.08	5.35	5.43	(.06)	(.47)	(.53)	21.53	33.16	339	.81		.81		1.17		.41
10/31/2020	15.90	.13	1.23	1.36	(.09)	(.54)	(.63)	16.63	8.68	241	.81		.81		1.19		.83
10/31/2019	14.87	.14	1.50	1.64	(.08)	(.53)	(.61)	15.90	11.73	212	.81		.81		1.20		.91
10/31/2018	15.14	.11	(.04)	.07	(.11)	(.23)	(.34)	14.87	.43	151	.81		.81		1.20		.71
10/31/2017	12.94	.08	2.55	2.63	(.10)	(.33)	(.43)	15.14	20.92	103	.80		.80		1.20		.59
Class R-3:
4/30/2022[6,7]	21.65	.09	(2.95)	(2.86)	(.08)	(.83)	(.91)	17.88	(13.83)[8]	1,357	.66	[9]	.66	[9]	1.02	[9]	.87	[9]
10/31/2021	16.71	.11	5.38	5.49	(.08)	(.47)	(.55)	21.65	33.41	1,546	.66		.66		1.02		.56
10/31/2020	15.97	.16	1.23	1.39	(.11)	(.54)	(.65)	16.71	8.83	1,143	.66		.66		1.04		.99
10/31/2019	14.93	.17	1.49	1.66	(.09)	(.53)	(.62)	15.97	11.86	1,027	.66		.66		1.05		1.10
10/31/2018	15.15	.14	(.05)	.09	(.08)	(.23)	(.31)	14.93	.59	857	.66		.66		1.05		.89
10/31/2017	12.92	.13	2.52	2.65	(.09)	(.33)	(.42)	15.15	21.06	794	.66		.66		1.06		.97
Class R-4:
4/30/2022[6,7]	21.94	.12	(2.98)	(2.86)	(.14)	(.83)	(.97)	18.11	(13.69)[8]	1,356	.36	[9]	.36	[9]	.72	[9]	1.18	[9]
10/31/2021	16.91	.17	5.45	5.62	(.12)	(.47)	(.59)	21.94	33.82	1,623	.36		.36		.72		.84
10/31/2020	16.15	.21	1.24	1.45	(.15)	(.54)	(.69)	16.91	9.15	1,544	.36		.36		.74		1.29
10/31/2019	15.09	.21	1.52	1.73	(.14)	(.53)	(.67)	16.15	12.23	1,363	.36		.36		.75		1.37
10/31/2018	15.31	.19	(.06)	.13	(.12)	(.23)	(.35)	15.09	.86	1,020	.36		.36		.75		1.18
10/31/2017	13.05	.17	2.54	2.71	(.12)	(.33)	(.45)	15.31	21.42	930	.36		.36		.76		1.21
Class R-5E:
4/30/2022[6,7]	21.93	.14	(2.98)	(2.84)	(.18)	(.83)	(1.01)	18.08	(13.62)[8]	732	.16	[9]	.16	[9]	.52	[9]	1.37	[9]
10/31/2021	16.91	.21	5.45	5.66	(.17)	(.47)	(.64)	21.93	34.09	779	.15		.15		.51		1.06
10/31/2020	16.15	.25	1.23	1.48	(.18)	(.54)	(.72)	16.91	9.34	602	.16		.16		.54		1.55
10/31/2019	15.10	.23	1.53	1.76	(.18)	(.53)	(.71)	16.15	12.46	531	.16		.16		.55		1.52
10/31/2018	15.31	.20	(.02)	.18	(.16)	(.23)	(.39)	15.10	1.14	301	.15		.15		.54		1.28
10/31/2017	13.05	.20	2.54	2.74	(.15)	(.33)	(.48)	15.31	21.67	79	.15		.15		.55		1.39
Class R-5:
4/30/2022[6,7]	22.25	.15	(3.02)	(2.87)	(.21)	(.83)	(1.04)	18.34	(13.61)[8]	384	.06	[9]	.06	[9]	.42	[9]	1.45	[9]
10/31/2021	17.15	.24	5.51	5.75	(.18)	(.47)	(.65)	22.25	34.17	486	.06		.06		.42		1.17
10/31/2020	16.36	.27	1.26	1.53	(.20)	(.54)	(.74)	17.15	9.50	361	.06		.06		.44		1.67
10/31/2019	15.28	.27	1.52	1.79	(.18)	(.53)	(.71)	16.36	12.57	395	.06		.06		.45		1.75
10/31/2018	15.48	.24	(.05)	.19	(.16)	(.23)	(.39)	15.28	1.21	417	.07		.07		.46		1.49
10/31/2017	13.18	.21	2.58	2.79	(.16)	(.33)	(.49)	15.48	21.82	614	.06		.06		.46		1.47
Class R-6:
4/30/2022[6,7]	22.16	.15	(2.99)	(2.84)	(.22)	(.83)	(1.05)	18.27	(13.53)[8]	14,895	.01	[9]	.01	[9]	.37	[9]	1.52	[9]
10/31/2021	17.08	.25	5.49	5.74	(.19)	(.47)	(.66)	22.16	34.26	15,677	.01		.01		.37		1.20
10/31/2020	16.30	.26	1.27	1.53	(.21)	(.54)	(.75)	17.08	9.53	9,561	.01		.01		.39		1.59
10/31/2019	15.23	.26	1.53	1.79	(.19)	(.53)	(.72)	16.30	12.61	7,082	.01		.01		.40		1.69
10/31/2018	15.43	.24	(.04)	.20	(.17)	(.23)	(.40)	15.23	1.27	4,328	.01		.01		.40		1.50
10/31/2017	13.14	.22	2.56	2.78	(.16)	(.33)	(.49)	15.43	21.85	2,392	.01		.01		.41		1.54

See end of tables for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

2040 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2022[6,7]	$21.41	$.13	$(2.79)	$(2.66)	$(.16)	$(.86)	$(1.02)	$17.73	(13.11)%[8]	$2,541		.33%[9]		.68%[9]		1.31%[9]
10/31/2021	16.64	.19	5.18	5.37	(.14)	(.46)	(.60)	21.41	32.90	2,845		.33		.68		.96
10/31/2020	15.92	.22	1.19	1.41	(.16)	(.53)	(.69)	16.64	9.02	2,039		.34		.71		1.36
10/31/2019	14.90	.22	1.47	1.69	(.15)	(.52)	(.67)	15.92	12.15	1,735		.36		.74		1.44
10/31/2018	15.13	.20	(.07)	.13	(.13)	(.23)	(.36)	14.90	.86	1,399		.34		.73		1.27
10/31/2017	12.95	.19	2.45	2.64	(.13)	(.33)	(.46)	15.13	21.02	1,296		.34		.74		1.36
Class C:
4/30/2022[6,7]	20.86	.05	(2.72)	(2.67)	(.02)	(.86)	(.88)	17.31	(13.43)[8]	176		1.08	[9]	1.43	[9]	.56	[9]
10/31/2021	16.24	.04	5.07	5.11	(.03)	(.46)	(.49)	20.86	31.94	200		1.07		1.42		.21
10/31/2020	15.57	.10	1.16	1.26	(.06)	(.53)	(.59)	16.24	8.19	142		1.09		1.46		.61
10/31/2019	14.59	.10	1.45	1.55	(.05)	(.52)	(.57)	15.57	11.30	124		1.10		1.48		.69
10/31/2018	14.85	.07	(.06)	.01	(.04)	(.23)	(.27)	14.59	.05	95		1.10		1.49		.49
10/31/2017	12.74	.07	2.43	2.50	(.06)	(.33)	(.39)	14.85	20.14	78		1.11		1.51		.54
Class T:
4/30/2022[6,7]	21.45	.16	(2.80)	(2.64)	(.20)	(.86)	(1.06)	17.75	(13.01)[8,14]	—	[12]	.08	[9,14]	.43	[9,14]	1.58	[9,14]
10/31/2021	16.66	.23	5.19	5.42	(.17)	(.46)	(.63)	21.45	33.19 [14]	—	[12]	.14	[14]	.49	[14]	1.16	[14]
10/31/2020	15.94	.25	1.19	1.44	(.19)	(.53)	(.72)	16.66	9.21 [14]	—	[12]	.15	[14]	.52	[14]	1.58	[14]
10/31/2019	14.92	.26	1.46	1.72	(.18)	(.52)	(.70)	15.94	12.39 [14]	—	[12]	.14	[14]	.52	[14]	1.70	[14]
10/31/2018	15.15	.23	(.06)	.17	(.17)	(.23)	(.40)	14.92	1.06 [14]	—	[12]	.14	[14]	.53	[14]	1.49	[14]
10/31/2017[7,15]	13.60	.08	1.47	1.55	—	—	—	15.15	11.40 [8,14]	—	[12]	.14	[9,14]	.54	[9,14]	1.03	[9,14]
Class F-1:
4/30/2022[6,7]	21.25	.12	(2.77)	(2.65)	(.15)	(.86)	(1.01)	17.59	(13.13)[8]	146		.38	[9]	.73	[9]	1.25	[9]
10/31/2021	16.53	.18	5.15	5.33	(.15)	(.46)	(.61)	21.25	32.82	163		.37		.72		.90
10/31/2020	15.82	.21	1.19	1.40	(.16)	(.53)	(.69)	16.53	9.01	102		.37		.74		1.30
10/31/2019	14.82	.21	1.46	1.67	(.15)	(.52)	(.67)	15.82	12.11	71		.37		.75		1.39
10/31/2018	15.07	.19	(.07)	.12	(.14)	(.23)	(.37)	14.82	.78	50		.37		.76		1.20
10/31/2017	12.92	.16	2.47	2.63	(.15)	(.33)	(.48)	15.07	21.02	30		.37		.77		1.11
Class F-2:
4/30/2022[6,7]	21.43	.15	(2.78)	(2.63)	(.21)	(.86)	(1.07)	17.73	(12.99)[8]	154		.09	[9]	.44	[9]	1.53	[9]
10/31/2021	16.65	.23	5.19	5.42	(.18)	(.46)	(.64)	21.43	33.23	160		.09		.44		1.18
10/31/2020	15.93	.25	1.20	1.45	(.20)	(.53)	(.73)	16.65	9.28	98		.09		.46		1.59
10/31/2019	14.91	.25	1.48	1.73	(.19)	(.52)	(.71)	15.93	12.48	76		.10		.48		1.67
10/31/2018	15.15	.22	(.06)	.16	(.17)	(.23)	(.40)	14.91	1.03	49		.10		.49		1.40
10/31/2017	12.97	.20	2.47	2.67	(.16)	(.33)	(.49)	15.15	21.28	13		.11		.51		1.46
Class F-3:
4/30/2022[6,7]	21.49	.16	(2.80)	(2.64)	(.22)	(.86)	(1.08)	17.77	(12.98)[8]	16		.01	[9]	.36	[9]	1.60	[9]
10/31/2021	16.69	.25	5.21	5.46	(.20)	(.46)	(.66)	21.49	33.36	17		.01		.36		1.27
10/31/2020	15.97	.26	1.20	1.46	(.21)	(.53)	(.74)	16.69	9.33	8		.01		.38		1.59
10/31/2019	14.94	.28	1.47	1.75	(.20)	(.52)	(.72)	15.97	12.60	4		.01		.39		1.84
10/31/2018	15.17	.23	(.05)	.18	(.18)	(.23)	(.41)	14.94	1.15	3		.01		.40		1.48
10/31/2017[7,16]	13.25	.14	1.78	1.92	—	—	—	15.17	14.49 [8]	1		.01	[9]	.41	[9]	1.25	[9]
Class R-1:
4/30/2022[6,7]	20.86	.05	(2.73)	(2.68)	(.01)	(.86)	(.87)	17.31	(13.46)[8]	30		1.11	[9]	1.46	[9]	.53	[9]
10/31/2021	16.25	.03	5.07	5.10	(.03)	(.46)	(.49)	20.86	31.87	33		1.11		1.46		.17
10/31/2020	15.56	.09	1.16	1.25	(.03)	(.53)	(.56)	16.25	8.16	22		1.14		1.51		.58
10/31/2019	14.57	.10	1.45	1.55	(.04)	(.52)	(.56)	15.56	11.29	21		1.13		1.51		.68
10/31/2018	14.80	.07	(.06)	.01	(.01)	(.23)	(.24)	14.57	.04	19		1.13		1.52		.46
10/31/2017	12.67	.08	2.40	2.48	(.02)	(.33)	(.35)	14.80	20.07	17		1.14		1.54		.60

See end of tables for footnotes.

78	American Funds Target Date Retirement Series

Financial highlights (continued)

2040 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2022[6,7]	$20.78	$.05	$(2.71)	$(2.66)	$(.01)	$(.86)	$(.87)	$17.25	(13.42)%[8]	$1,164	1.12%[9]		1.47%[9]		.53%[9]
10/31/2021	16.19	.04	5.03	5.07	(.02)	(.46)	(.48)	20.78	31.82	1,355	1.10		1.45		.20
10/31/2020	15.51	.09	1.17	1.26	(.05)	(.53)	(.58)	16.19	8.21	1,040	1.11		1.48		.60
10/31/2019	14.52	.11	1.44	1.55	(.04)	(.52)	(.56)	15.51	11.34	962	1.11		1.49		.72
10/31/2018	14.77	.08	(.07)	.01	(.03)	(.23)	(.26)	14.52	.05	856	1.11		1.50		.51
10/31/2017	12.66	.08	2.40	2.48	(.04)	(.33)	(.37)	14.77	20.10	819	1.10		1.50		.59
Class R-2E:
4/30/2022[6,7]	20.98	.08	(2.74)	(2.66)	(.07)	(.86)	(.93)	17.39	(13.34)[8]	285	.81	[9]	1.16	[9]	.82	[9]
10/31/2021	16.32	.09	5.10	5.19	(.07)	(.46)	(.53)	20.98	32.31	330	.80		1.15		.49
10/31/2020	15.65	.14	1.16	1.30	(.10)	(.53)	(.63)	16.32	8.42	240	.81		1.18		.89
10/31/2019	14.65	.14	1.47	1.61	(.09)	(.52)	(.61)	15.65	11.75	219	.81		1.19		.96
10/31/2018	14.93	.11	(.06)	.05	(.10)	(.23)	(.33)	14.65	.29	155	.81		1.20		.73
10/31/2017	12.82	.10	2.45	2.55	(.11)	(.33)	(.44)	14.93	20.47	94	.80		1.20		.70
Class R-3:
4/30/2022[6,7]	21.12	.09	(2.75)	(2.66)	(.09)	(.86)	(.95)	17.51	(13.23)[8]	1,718	.66	[9]	1.01	[9]	.98	[9]
10/31/2021	16.43	.12	5.12	5.24	(.09)	(.46)	(.55)	21.12	32.45	1,981	.66		1.01		.64
10/31/2020	15.74	.17	1.17	1.34	(.12)	(.53)	(.65)	16.43	8.61	1,518	.66		1.03		1.05
10/31/2019	14.72	.17	1.47	1.64	(.10)	(.52)	(.62)	15.74	11.91	1,377	.66		1.04		1.15
10/31/2018	14.97	.15	(.08)	.07	(.09)	(.23)	(.32)	14.72	.45	1,183	.66		1.05		.94
10/31/2017	12.82	.14	2.43	2.57	(.09)	(.33)	(.42)	14.97	20.65	1,117	.65		1.05		1.02
Class R-4:
4/30/2022[6,7]	21.35	.13	(2.78)	(2.65)	(.15)	(.86)	(1.01)	17.69	(13.09)[8]	1,786	.36	[9]	.71	[9]	1.29	[9]
10/31/2021	16.59	.18	5.17	5.35	(.13)	(.46)	(.59)	21.35	32.85	2,168	.36		.71		.91
10/31/2020	15.88	.22	1.18	1.40	(.16)	(.53)	(.69)	16.59	8.96	1,930	.36		.73		1.35
10/31/2019	14.85	.22	1.48	1.70	(.15)	(.52)	(.67)	15.88	12.23	1,756	.36		.74		1.44
10/31/2018	15.10	.19	(.08)	.11	(.13)	(.23)	(.36)	14.85	.73	1,419	.36		.75		1.24
10/31/2017	12.93	.18	2.45	2.63	(.13)	(.33)	(.46)	15.10	20.99	1,364	.35		.75		1.28
Class R-5E:
4/30/2022[6,7]	21.36	.14	(2.77)	(2.63)	(.19)	(.86)	(1.05)	17.68	(13.01)[8]	912	.16	[9]	.51	[9]	1.47	[9]
10/31/2021	16.60	.22	5.18	5.40	(.18)	(.46)	(.64)	21.36	33.14	965	.15		.50		1.13
10/31/2020	15.88	.26	1.18	1.44	(.19)	(.53)	(.72)	16.60	9.22	783	.16		.53		1.64
10/31/2019	14.87	.23	1.48	1.71	(.18)	(.52)	(.70)	15.88	12.38	770	.16		.54		1.55
10/31/2018	15.11	.20	(.04)	.16	(.17)	(.23)	(.40)	14.87	1.00	424	.15		.54		1.31
10/31/2017	12.94	.19	2.47	2.66	(.16)	(.33)	(.49)	15.11	21.21	131	.14		.54		1.38
Class R-5:
4/30/2022[6,7]	21.64	.16	(2.82)	(2.66)	(.21)	(.86)	(1.07)	17.91	(12.98)[8]	476	.06	[9]	.41	[9]	1.57	[9]
10/31/2021	16.81	.25	5.23	5.48	(.19)	(.46)	(.65)	21.64	33.24	585	.06		.41		1.24
10/31/2020	16.08	.28	1.19	1.47	(.21)	(.53)	(.74)	16.81	9.27	454	.06		.43		1.73
10/31/2019	15.03	.27	1.49	1.76	(.19)	(.52)	(.71)	16.08	12.59	510	.06		.44		1.80
10/31/2018	15.27	.25	(.09)	.16	(.17)	(.23)	(.40)	15.03	1.03	541	.06		.45		1.56
10/31/2017	13.06	.22	2.48	2.70	(.16)	(.33)	(.49)	15.27	21.39	791	.06		.46		1.53
Class R-6:
4/30/2022[6,7]	21.57	.16	(2.81)	(2.65)	(.22)	(.86)	(1.08)	17.84	(12.98)[8]	18,712	.01	[9]	.36	[9]	1.62	[9]
10/31/2021	16.75	.25	5.23	5.48	(.20)	(.46)	(.66)	21.57	33.36	19,892	.01		.36		1.27
10/31/2020	16.02	.27	1.20	1.47	(.21)	(.53)	(.74)	16.75	9.36	12,454	.01		.38		1.65
10/31/2019	14.99	.27	1.48	1.75	(.20)	(.52)	(.72)	16.02	12.56	9,766	.01		.39		1.75
10/31/2018	15.22	.24	(.06)	.18	(.18)	(.23)	(.41)	14.99	1.15	6,262	.01		.40		1.56
10/31/2017	13.02	.22	2.48	2.70	(.17)	(.33)	(.50)	15.22	21.43	3,997	.01		.41		1.59

See end of tables for footnotes.

American Funds Target Date Retirement Series	79

Financial highlights (continued)

2035 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2022[6,7]	$20.32	$.14	$(2.42)	$(2.28)	$(.17)	$(.85)	$(1.02)	$17.02	(11.85)%[8]	$2,971		.33%[9]		.67%[9]		1.48%[9]
10/31/2021	16.21	.20	4.54	4.74	(.18)	(.45)	(.63)	20.32	29.81	3,281		.33		.67		1.05
10/31/2020	15.54	.22	1.12	1.34	(.18)	(.49)	(.67)	16.21	8.72	2,364		.35		.71		1.41
10/31/2019	14.55	.23	1.40	1.63	(.16)	(.48)	(.64)	15.54	11.96	2,036		.36		.73		1.52
10/31/2018	14.79	.20	(.09)	.11	(.14)	(.21)	(.35)	14.55	.71	1,638		.34		.72		1.33
10/31/2017	12.75	.19	2.29	2.48	(.13)	(.31)	(.44)	14.79	20.07	1,504		.33		.72		1.40
Class C:
4/30/2022[6,7]	19.83	.07	(2.38)	(2.31)	(.03)	(.85)	(.88)	16.64	(12.20)[8]	207		1.08	[9]	1.42	[9]	.73	[9]
10/31/2021	15.84	.06	4.44	4.50	(.06)	(.45)	(.51)	19.83	28.92	232		1.07		1.41		.31
10/31/2020	15.22	.10	1.08	1.18	(.07)	(.49)	(.56)	15.84	7.84	168		1.09		1.45		.66
10/31/2019	14.26	.11	1.39	1.50	(.06)	(.48)	(.54)	15.22	11.13	148		1.10		1.47		.77
10/31/2018	14.52	.08	(.08)	— [11]	(.05)	(.21)	(.26)	14.26	(.05)	118		1.10		1.48		.55
10/31/2017	12.54	.08	2.27	2.35	(.06)	(.31)	(.37)	14.52	19.22	97		1.11		1.50		.59
Class T:
4/30/2022[6,7]	20.36	.17	(2.42)	(2.25)	(.21)	(.85)	(1.06)	17.05	(11.71)[8,14]	—	[12]	.08	[9,14]	.42	[9,14]	1.76	[9,14]
10/31/2021	16.23	.24	4.55	4.79	(.21)	(.45)	(.66)	20.36	30.12 [14]	—	[12]	.14	[14]	.48	[14]	1.26	[14]
10/31/2020	15.57	.26	1.10	1.36	(.21)	(.49)	(.70)	16.23	8.84 [14]	—	[12]	.15	[14]	.51	[14]	1.64	[14]
10/31/2019	14.57	.26	1.41	1.67	(.19)	(.48)	(.67)	15.57	12.26 [14]	—	[12]	.14	[14]	.51	[14]	1.78	[14]
10/31/2018	14.81	.23	(.09)	.14	(.17)	(.21)	(.38)	14.57	.91 [14]	—	[12]	.14	[14]	.52	[14]	1.55	[14]
10/31/2017[7,15]	13.35	.09	1.37	1.46	—	—	—	14.81	10.94 [8,14]	—	[12]	.13	[9,14]	.52	[9,14]	1.07	[9,14]
Class F-1:
4/30/2022[6,7]	20.19	.13	(2.41)	(2.28)	(.16)	(.85)	(1.01)	16.90	(11.90)[8]	185		.38	[9]	.72	[9]	1.44	[9]
10/31/2021	16.11	.19	4.52	4.71	(.18)	(.45)	(.63)	20.19	29.83	203		.37		.71		1.00
10/31/2020	15.46	.21	1.10	1.31	(.17)	(.49)	(.66)	16.11	8.62	124		.37		.73		1.36
10/31/2019	14.48	.22	1.40	1.62	(.16)	(.48)	(.64)	15.46	11.95	90		.37		.74		1.47
10/31/2018	14.73	.19	(.09)	.10	(.14)	(.21)	(.35)	14.48	.69	66		.37		.75		1.26
10/31/2017	12.72	.17	2.31	2.48	(.16)	(.31)	(.47)	14.73	20.11	44		.37		.76		1.20
Class F-2:
4/30/2022[6,7]	20.35	.16	(2.41)	(2.25)	(.22)	(.85)	(1.07)	17.03	(11.73)[8]	207		.09	[9]	.43	[9]	1.72	[9]
10/31/2021	16.22	.24	4.56	4.80	(.22)	(.45)	(.67)	20.35	30.21	222		.09		.43		1.28
10/31/2020	15.56	.26	1.10	1.36	(.21)	(.49)	(.70)	16.22	8.90	135		.09		.45		1.65
10/31/2019	14.57	.26	1.41	1.67	(.20)	(.48)	(.68)	15.56	12.29	107		.10		.47		1.74
10/31/2018	14.81	.22	(.08)	.14	(.17)	(.21)	(.38)	14.57	.94	75		.10		.48		1.43
10/31/2017	12.76	.21	2.31	2.52	(.16)	(.31)	(.47)	14.81	20.44	20		.11		.50		1.50
Class F-3:
4/30/2022[6,7]	20.39	.17	(2.42)	(2.25)	(.23)	(.85)	(1.08)	17.06	(11.69)[8]	33		.01	[9]	.35	[9]	1.80	[9]
10/31/2021	16.25	.26	4.56	4.82	(.23)	(.45)	(.68)	20.39	30.31	32		.01		.35		1.35
10/31/2020	15.58	.27	1.11	1.38	(.22)	(.49)	(.71)	16.25	9.03	16		.01		.37		1.74
10/31/2019	14.59	.23	1.45	1.68	(.21)	(.48)	(.69)	15.58	12.33	14		.01		.38		1.52
10/31/2018	14.82	.22	(.06)	.16	(.18)	(.21)	(.39)	14.59	1.06	10		.01		.39		1.42
10/31/2017[7,16]	13.01	.13	1.68	1.81	—	—	—	14.82	13.91 [8]	2		.01	[9]	.40	[9]	1.17	[9]
Class R-1:
4/30/2022[6,7]	19.71	.06	(2.35)	(2.29)	(.03)	(.85)	(.88)	16.54	(12.19)[8]	32		1.10	[9]	1.44	[9]	.69	[9]
10/31/2021	15.76	.05	4.43	4.48	(.08)	(.45)	(.53)	19.71	28.91	35		1.11		1.45		.28
10/31/2020	15.14	.10	1.07	1.17	(.06)	(.49)	(.55)	15.76	7.80	22		1.13		1.49		.63
10/31/2019	14.18	.11	1.38	1.49	(.05)	(.48)	(.53)	15.14	11.14	21		1.13		1.50		.75
10/31/2018	14.42	.08	(.09)	(.01)	(.02)	(.21)	(.23)	14.18	(.11)	17		1.13		1.51		.54
10/31/2017	12.43	.09	2.24	2.33	(.03)	(.31)	(.34)	14.42	19.19	16		1.13		1.52		.66

See end of tables for footnotes.

80	American Funds Target Date Retirement Series

Financial highlights (continued)

2035 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2022[6,7]	$19.75	$.06	$(2.36)	$(2.30)	$(.02)	$(.85)	$(.87)	$16.58	(12.20)%[8]	$1,407	1.12%[9]		1.46%[9]		.71%[9]
10/31/2021	15.78	.05	4.43	4.48	(.06)	(.45)	(.51)	19.75	28.86	1,618	1.10		1.44		.30
10/31/2020	15.16	.10	1.08	1.18	(.07)	(.49)	(.56)	15.78	7.83	1,287	1.11		1.47		.66
10/31/2019	14.20	.11	1.38	1.49	(.05)	(.48)	(.53)	15.16	11.12	1,216	1.11		1.48		.79
10/31/2018	14.45	.08	(.08)	— [11]	(.04)	(.21)	(.25)	14.20	(.04)	1,051	1.11		1.49		.57
10/31/2017	12.47	.08	2.25	2.33	(.04)	(.31)	(.35)	14.45	19.20	1,009	1.10		1.49		.64
Class R-2E:
4/30/2022[6,7]	19.89	.09	(2.38)	(2.29)	(.08)	(.85)	(.93)	16.67	(12.10)[8]	390	.81	[9]	1.15	[9]	1.01	[9]
10/31/2021	15.88	.11	4.45	4.56	(.10)	(.45)	(.55)	19.89	29.27	445	.80		1.14		.59
10/31/2020	15.25	.15	1.08	1.23	(.11)	(.49)	(.60)	15.88	8.19	331	.81		1.17		.95
10/31/2019	14.30	.15	1.38	1.53	(.10)	(.48)	(.58)	15.25	11.41	293	.81		1.18		1.04
10/31/2018	14.58	.12	(.08)	.04	(.11)	(.21)	(.32)	14.30	.24	214	.81		1.19		.80
10/31/2017	12.61	.10	2.30	2.40	(.12)	(.31)	(.43)	14.58	19.58	141	.80		1.19		.76
Class R-3:
4/30/2022[6,7]	20.04	.11	(2.39)	(2.28)	(.11)	(.85)	(.96)	16.80	(12.00)[8]	2,080	.66	[9]	1.00	[9]	1.15	[9]
10/31/2021	16.00	.14	4.48	4.62	(.13)	(.45)	(.58)	20.04	29.40	2,363	.66		1.00		.73
10/31/2020	15.36	.17	1.09	1.26	(.13)	(.49)	(.62)	16.00	8.31	1,811	.66		1.02		1.10
10/31/2019	14.38	.18	1.39	1.57	(.11)	(.48)	(.59)	15.36	11.65	1,661	.66		1.03		1.23
10/31/2018	14.62	.15	(.09)	.06	(.09)	(.21)	(.30)	14.38	.42	1,416	.66		1.04		1.00
10/31/2017	12.61	.14	2.28	2.42	(.10)	(.31)	(.41)	14.62	19.73	1,303	.65		1.04		1.06
Class R-4:
4/30/2022[6,7]	20.27	.14	(2.42)	(2.28)	(.16)	(.85)	(1.01)	16.98	(11.87)[8]	2,019	.36	[9]	.70	[9]	1.46	[9]
10/31/2021	16.16	.19	4.53	4.72	(.16)	(.45)	(.61)	20.27	29.82	2,372	.36		.70		1.01
10/31/2020	15.50	.22	1.10	1.32	(.17)	(.49)	(.66)	16.16	8.66	2,204	.36		.72		1.41
10/31/2019	14.51	.22	1.41	1.63	(.16)	(.48)	(.64)	15.50	11.97	2,035	.36		.73		1.51
10/31/2018	14.75	.20	(.09)	.11	(.14)	(.21)	(.35)	14.51	.71	1,609	.36		.74		1.30
10/31/2017	12.72	.18	2.29	2.47	(.13)	(.31)	(.44)	14.75	20.06	1,509	.35		.74		1.31
Class R-5E:
4/30/2022[6,7]	20.29	.15	(2.41)	(2.26)	(.20)	(.85)	(1.05)	16.98	(11.79)[8]	969	.16	[9]	.50	[9]	1.65	[9]
10/31/2021	16.18	.23	4.54	4.77	(.21)	(.45)	(.66)	20.29	30.10	1,044	.15		.49		1.22
10/31/2020	15.51	.27	1.09	1.36	(.20)	(.49)	(.69)	16.18	8.89	835	.16		.52		1.74
10/31/2019	14.53	.24	1.41	1.65	(.19)	(.48)	(.67)	15.51	12.17	886	.16		.53		1.65
10/31/2018	14.77	.20	(.06)	.14	(.17)	(.21)	(.38)	14.53	.92	540	.15		.53		1.33
10/31/2017	12.73	.20	2.31	2.51	(.16)	(.31)	(.47)	14.77	20.36	144	.14		.53		1.43
Class R-5:
4/30/2022[6,7]	20.54	.17	(2.45)	(2.28)	(.22)	(.85)	(1.07)	17.19	(11.75)[8]	564	.06	[9]	.40	[9]	1.74	[9]
10/31/2021	16.37	.26	4.58	4.84	(.22)	(.45)	(.67)	20.54	30.21	667	.06		.40		1.34
10/31/2020	15.69	.28	1.11	1.39	(.22)	(.49)	(.71)	16.37	8.98	515	.06		.42		1.77
10/31/2019	14.68	.28	1.41	1.69	(.20)	(.48)	(.68)	15.69	12.33	564	.06		.43		1.88
10/31/2018	14.91	.25	(.10)	.15	(.17)	(.21)	(.38)	14.68	1.00	590	.06		.44		1.62
10/31/2017	12.85	.22	2.32	2.54	(.17)	(.31)	(.48)	14.91	20.39	918	.06		.45		1.58
Class R-6:
4/30/2022[6,7]	20.46	.17	(2.43)	(2.26)	(.23)	(.85)	(1.08)	17.12	(11.70)[8]	21,115	.01	[9]	.35	[9]	1.79	[9]
10/31/2021	16.31	.26	4.57	4.83	(.23)	(.45)	(.68)	20.46	30.26	22,055	.01		.35		1.36
10/31/2020	15.63	.27	1.12	1.39	(.22)	(.49)	(.71)	16.31	9.07	14,062	.01		.37		1.71
10/31/2019	14.63	.27	1.42	1.69	(.21)	(.48)	(.69)	15.63	12.37	10,860	.01		.38		1.83
10/31/2018	14.87	.25	(.10)	.15	(.18)	(.21)	(.39)	14.63	.99	7,024	.01		.39		1.62
10/31/2017	12.81	.23	2.31	2.54	(.17)	(.31)	(.48)	14.87	20.50	4,107	.01		.40		1.64

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

Financial highlights (continued)

2030 Fund

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class A:
4/30/2022[6,7]	$18.71	$.15	$(1.92)	$(1.77)	$(.17)	$(.98)	$(1.15)	$15.79	(10.15)%[8]	$3,777		.32%[9]		.64%[9]		1.71%[9]
10/31/2021	15.58	.21	3.52	3.73	(.23)	(.37)	(.60)	18.71	24.40	4,118		.34		.66		1.19
10/31/2020	15.05	.23	.90	1.13	(.20)	(.40)	(.60)	15.58	7.61	3,083		.35		.69		1.53
10/31/2019	14.15	.25	1.24	1.49	(.18)	(.41)	(.59)	15.05	11.13	2,686		.37		.73		1.75
10/31/2018	14.42	.21	(.12)	.09	(.15)	(.21)	(.36)	14.15	.54	2,186		.35		.72		1.45
10/31/2017	12.70	.20	1.95	2.15	(.14)	(.29)	(.43)	14.42	17.46	1,968		.34		.72		1.47
Class C:
4/30/2022[6,7]	18.24	.08	(1.87)	(1.79)	(.05)	(.98)	(1.03)	15.42	(10.48)[8]	248		1.08	[9]	1.40	[9]	.96	[9]
10/31/2021	15.22	.08	3.43	3.51	(.12)	(.37)	(.49)	18.24	23.43	272		1.07		1.39		.46
10/31/2020	14.73	.12	.87	.99	(.10)	(.40)	(.50)	15.22	6.80	208		1.09		1.43		.80
10/31/2019	13.86	.14	1.22	1.36	(.08)	(.41)	(.49)	14.73	10.34	187		1.10		1.46		1.01
10/31/2018	14.14	.10	(.11)	(.01)	(.06)	(.21)	(.27)	13.86	(.17)	148		1.10		1.47		.70
10/31/2017	12.49	.09	1.92	2.01	(.07)	(.29)	(.36)	14.14	16.52	122		1.11		1.49		.67
Class T:
4/30/2022[6,7]	18.73	.17	(1.91)	(1.74)	(.21)	(.98)	(1.19)	15.80	(10.02)[8,14]	—	[12]	.08	[9,14]	.40	[9,14]	1.99	[9,14]
10/31/2021	15.60	.25	3.51	3.76	(.26)	(.37)	(.63)	18.73	24.59 [14]	—	[12]	.14	[14]	.46	[14]	1.41	[14]
10/31/2020	15.07	.27	.89	1.16	(.23)	(.40)	(.63)	15.60	7.82 [14]	—	[12]	.14	[14]	.48	[14]	1.77	[14]
10/31/2019	14.17	.29	1.23	1.52	(.21)	(.41)	(.62)	15.07	11.37 [14]	—	[12]	.14	[14]	.50	[14]	2.02	[14]
10/31/2018	14.43	.25	(.12)	.13	(.18)	(.21)	(.39)	14.17	.82 [14]	—	[12]	.14	[14]	.51	[14]	1.68	[14]
10/31/2017[7,15]	13.18	.09	1.16	1.25	—	—	—	14.43	9.48 [8,14]	—	[12]	.14	[9,14]	.52	[9,14]	1.20	[9,14]
Class F-1:
4/30/2022[6,7]	18.55	.14	(1.89)	(1.75)	(.17)	(.98)	(1.15)	15.65	(10.16)[8]	167		.38	[9]	.70	[9]	1.65	[9]
10/31/2021	15.46	.20	3.49	3.69	(.23)	(.37)	(.60)	18.55	24.36	185		.37		.69		1.17
10/31/2020	14.95	.22	.89	1.11	(.20)	(.40)	(.60)	15.46	7.53	130		.37		.71		1.49
10/31/2019	14.06	.25	1.23	1.48	(.18)	(.41)	(.59)	14.95	11.14	98		.37		.73		1.74
10/31/2018	14.33	.21	(.12)	.09	(.15)	(.21)	(.36)	14.06	.57	77		.37		.74		1.42
10/31/2017	12.65	.18	1.95	2.13	(.16)	(.29)	(.45)	14.33	17.40	57		.37		.75		1.31
Class F-2:
4/30/2022[6,7]	18.72	.17	(1.91)	(1.74)	(.22)	(.98)	(1.20)	15.78	(10.04)[8]	294		.09	[9]	.41	[9]	1.95	[9]
10/31/2021	15.59	.25	3.52	3.77	(.27)	(.37)	(.64)	18.72	24.68	310		.09		.41		1.43
10/31/2020	15.06	.27	.90	1.17	(.24)	(.40)	(.64)	15.59	7.88	204		.09		.43		1.77
10/31/2019	14.17	.29	1.23	1.52	(.22)	(.41)	(.63)	15.06	11.38	154		.10		.46		2.00
10/31/2018	14.43	.24	(.11)	.13	(.18)	(.21)	(.39)	14.17	.84	107		.10		.47		1.64
10/31/2017	12.71	.22	1.96	2.18	(.17)	(.29)	(.46)	14.43	17.75	42		.11		.49		1.59
Class F-3:
4/30/2022[6,7]	18.77	.17	(1.91)	(1.74)	(.23)	(.98)	(1.21)	15.82	(10.00)[8]	33		.01	[9]	.33	[9]	2.02	[9]
10/31/2021	15.63	.27	3.52	3.79	(.28)	(.37)	(.65)	18.77	24.77	33		.01		.33		1.49
10/31/2020	15.10	.29	.89	1.18	(.25)	(.40)	(.65)	15.63	7.94	18		.01		.35		1.91
10/31/2019	14.19	.30	1.25	1.55	(.23)	(.41)	(.64)	15.10	11.58	15		.01		.37		2.07
10/31/2018	14.45	.26	(.12)	.14	(.19)	(.21)	(.40)	14.19	.91	8		.01		.38		1.78
10/31/2017[7,16]	12.88	.16	1.41	1.57	—	—	—	14.45	12.19 [8]	5		.01	[9]	.39	[9]	1.46	[9]
Class R-1:
4/30/2022[6,7]	18.34	.08	(1.88)	(1.80)	(.05)	(.98)	(1.03)	15.51	(10.50)[8]	44		1.11	[9]	1.43	[9]	.92	[9]
10/31/2021	15.30	.07	3.47	3.54	(.13)	(.37)	(.50)	18.34	23.46	49		1.11		1.43		.42
10/31/2020	14.80	.11	.87	.98	(.08)	(.40)	(.48)	15.30	6.70	31		1.14		1.48		.76
10/31/2019	13.91	.14	1.22	1.36	(.06)	(.41)	(.47)	14.80	10.29	31		1.13		1.49		1.00
10/31/2018	14.16	.10	(.11)	(.01)	(.03)	(.21)	(.24)	13.91	(.17)	29		1.13		1.50		.67
10/31/2017	12.48	.09	1.92	2.01	(.04)	(.29)	(.33)	14.16	16.50	28		1.13		1.51		.71

See end of tables for footnotes.

82	American Funds Target Date Retirement Series

Financial highlights (continued)

2030 Fund (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets		Net effective expense ratio[5,6]		Ratio of net income to average net assets
Class R-2:
4/30/2022[6,7]	$18.20	$.08	$(1.87)	$(1.79)	$(.04)	$(.98)	$(1.02)	$15.39	(10.51)%[8]	$1,390	1.12%[9]		1.44%[9]		.93%[9]
10/31/2021	15.18	.08	3.43	3.51	(.12)	(.37)	(.49)	18.20	23.46	1,600	1.10		1.42		.45
10/31/2020	14.69	.12	.87	.99	(.10)	(.40)	(.50)	15.18	6.77	1,365	1.11		1.45		.80
10/31/2019	13.81	.15	1.21	1.36	(.07)	(.41)	(.48)	14.69	10.36	1,311	1.11		1.47		1.03
10/31/2018	14.09	.10	(.12)	(.02)	(.05)	(.21)	(.26)	13.81	(.23)	1,167	1.11		1.48		.71
10/31/2017	12.43	.09	1.91	2.00	(.05)	(.29)	(.34)	14.09	16.53	1,134	1.10		1.48		.72
Class R-2E:
4/30/2022[6,7]	18.33	.10	(1.87)	(1.77)	(.09)	(.98)	(1.07)	15.49	(10.33)[8]	422	.81	[9]	1.13	[9]	1.22	[9]
10/31/2021	15.29	.13	3.44	3.57	(.16)	(.37)	(.53)	18.33	23.78	483	.80		1.12		.73
10/31/2020	14.80	.16	.88	1.04	(.15)	(.40)	(.55)	15.29	7.06	364	.81		1.15		1.08
10/31/2019	13.92	.18	1.23	1.41	(.12)	(.41)	(.53)	14.80	10.71	325	.81		1.17		1.28
10/31/2018	14.22	.14	(.11)	.03	(.12)	(.21)	(.33)	13.92	.11	240	.81		1.18		.95
10/31/2017	12.58	.11	1.94	2.05	(.12)	(.29)	(.41)	14.22	16.84	149	.80		1.18		.83
Class R-3:
4/30/2022[6,7]	18.46	.12	(1.89)	(1.77)	(.12)	(.98)	(1.10)	15.59	(10.31)[8]	2,424	.66	[9]	.98	[9]	1.38	[9]
10/31/2021	15.39	.15	3.47	3.62	(.18)	(.37)	(.55)	18.46	23.96	2,722	.66		.98		.89
10/31/2020	14.88	.18	.89	1.07	(.16)	(.40)	(.56)	15.39	7.26	2,229	.66		1.00		1.24
10/31/2019	13.99	.21	1.22	1.43	(.13)	(.41)	(.54)	14.88	10.82	2,087	.66		1.02		1.47
10/31/2018	14.26	.17	(.12)	.05	(.11)	(.21)	(.32)	13.99	.26	1,823	.66		1.03		1.14
10/31/2017	12.57	.15	1.93	2.08	(.10)	(.29)	(.39)	14.26	17.06	1,720	.65		1.03		1.15
Class R-4:
4/30/2022[6,7]	18.67	.15	(1.92)	(1.77)	(.17)	(.98)	(1.15)	15.75	(10.20)[8]	2,501	.36	[9]	.68	[9]	1.69	[9]
10/31/2021	15.54	.20	3.52	3.72	(.22)	(.37)	(.59)	18.67	24.40	2,924	.36		.68		1.16
10/31/2020	15.02	.23	.89	1.12	(.20)	(.40)	(.60)	15.54	7.56	2,680	.36		.70		1.54
10/31/2019	14.12	.25	1.24	1.49	(.18)	(.41)	(.59)	15.02	11.14	2,550	.36		.72		1.76
10/31/2018	14.39	.21	(.12)	.09	(.15)	(.21)	(.36)	14.12	.54	2,106	.36		.73		1.45
10/31/2017	12.68	.19	1.95	2.14	(.14)	(.29)	(.43)	14.39	17.43	2,030	.35		.73		1.41
Class R-5E:
4/30/2022[6,7]	18.67	.16	(1.91)	(1.75)	(.20)	(.98)	(1.18)	15.74	(10.08)[8]	1,149	.16	[9]	.48	[9]	1.87	[9]
10/31/2021	15.55	.24	3.51	3.75	(.26)	(.37)	(.63)	18.67	24.61	1,241	.15		.47		1.38
10/31/2020	15.02	.28	.88	1.16	(.23)	(.40)	(.63)	15.55	7.81	1,083	.16		.50		1.86
10/31/2019	14.13	.27	1.24	1.51	(.21)	(.41)	(.62)	15.02	11.34	1,169	.16		.52		1.88
10/31/2018	14.39	.22	(.09)	.13	(.18)	(.21)	(.39)	14.13	.82	692	.15		.52		1.48
10/31/2017	12.68	.20	1.97	2.17	(.17)	(.29)	(.46)	14.39	17.67	191	.14		.52		1.51
Class R-5:
4/30/2022[6,7]	18.91	.17	(1.93)	(1.76)	(.22)	(.98)	(1.20)	15.95	(10.02)[8]	661	.06	[9]	.38	[9]	1.97	[9]
10/31/2021	15.74	.27	3.54	3.81	(.27)	(.37)	(.64)	18.91	24.73	754	.06		.38		1.49
10/31/2020	15.20	.29	.89	1.18	(.24)	(.40)	(.64)	15.74	7.90	627	.06		.40		1.89
10/31/2019	14.28	.31	1.24	1.55	(.22)	(.41)	(.63)	15.20	11.51	668	.06		.42		2.12
10/31/2018	14.54	.26	(.13)	.13	(.18)	(.21)	(.39)	14.28	.84	720	.06		.43		1.75
10/31/2017	12.80	.23	1.97	2.20	(.17)	(.29)	(.46)	14.54	17.81	1,097	.06		.44		1.67
Class R-6:
4/30/2022[6,7]	18.83	.17	(1.92)	(1.75)	(.23)	(.98)	(1.21)	15.87	(10.02)[8]	24,052	.01	[9]	.33	[9]	2.01	[9]
10/31/2021	15.68	.27	3.53	3.80	(.28)	(.37)	(.65)	18.83	24.76	25,045	.01		.33		1.51
10/31/2020	15.14	.28	.91	1.19	(.25)	(.40)	(.65)	15.68	7.99	17,000	.01		.35		1.85
10/31/2019	14.23	.30	1.25	1.55	(.23)	(.41)	(.64)	15.14	11.54	13,616	.01		.37		2.07
10/31/2018	14.49	.26	(.12)	.14	(.19)	(.21)	(.40)	14.23	.91	9,046	.01		.38		1.77
10/31/2017	12.76	.23	1.97	2.20	(.18)	(.29)	(.47)	14.49	17.83	5,747	.01		.39		1.73

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

Financial highlights (continued)

2025 Fund

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on
	Net asset		securities		Dividends		Total	Net asset				Ratio of		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		expenses to		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year		average		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2]	(in millions)		net assets		ratio[5,6]		net assets
Class A:
4/30/2022[6,7]	$16.86	$.15	$(1.51)	$(1.36)	$(.17)	$(.83)	$(1.00)	$14.50	(8.63)%[8]	$3,742		.34%[9]		.64%[9]		1.96%[9]
10/31/2021	14.51	.22	2.68	2.90	(.26)	(.29)	(.55)	16.86	20.37	4,067		.34		.64		1.35
10/31/2020	14.03	.23	.77	1.00	(.21)	(.31)	(.52)	14.51	7.23	3,172		.35		.67		1.64
10/31/2019	13.20	.25	1.08	1.33	(.18)	(.32)	(.50)	14.03	10.62	2,784		.37		.71		1.88
10/31/2018	13.48	.21	(.17)	.04	(.15)	(.17)	(.32)	13.20	.25	2,315		.34		.69		1.56
10/31/2017	12.17	.20	1.48	1.68	(.14)	(.23)	(.37)	13.48	14.21	2,127		.34		.70		1.54
Class C:
4/30/2022[6,7]	16.45	.09	(1.47)	(1.38)	(.06)	(.83)	(.89)	14.18	(8.95)[8]	232		1.08	[9]	1.38	[9]	1.23	[9]
10/31/2021	14.18	.10	2.62	2.72	(.16)	(.29)	(.45)	16.45	19.47	262		1.08		1.38		.62
10/31/2020	13.73	.12	.76	.88	(.12)	(.31)	(.43)	14.18	6.46	211		1.09		1.41		.90
10/31/2019	12.93	.15	1.06	1.21	(.09)	(.32)	(.41)	13.73	9.78	191		1.10		1.44		1.14
10/31/2018	13.22	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.93	(.49)	157		1.10		1.45		.80
10/31/2017	11.97	.09	1.47	1.56	(.08)	(.23)	(.31)	13.22	13.31	138		1.11		1.47		.75
Class T:
4/30/2022[6,7]	16.89	.18	(1.51)	(1.33)	(.21)	(.83)	(1.04)	14.52	(8.49)[8,14]	—	[12]	.07	[9,14]	.37	[9,14]	2.27	[9,14]
10/31/2021	14.53	.25	2.69	2.94	(.29)	(.29)	(.58)	16.89	20.64 [14]	—	[12]	.14	[14]	.44	[14]	1.57	[14]
10/31/2020	14.05	.26	.77	1.03	(.24)	(.31)	(.55)	14.53	7.44 [14]	—	[12]	.14	[14]	.46	[14]	1.87	[14]
10/31/2019	13.22	.29	1.07	1.36	(.21)	(.32)	(.53)	14.05	10.84 [14]	—	[12]	.14	[14]	.48	[14]	2.14	[14]
10/31/2018	13.50	.24	(.17)	.07	(.18)	(.17)	(.35)	13.22	.46 [14]	—	[12]	.14	[14]	.49	[14]	1.78	[14]
10/31/2017[7,15]	12.51	.10	.89	.99	—	—	—	13.50	7.91 [8,14]	—	[12]	.14	[9,14]	.50	[9,14]	1.34	[9,14]
Class F-1:
4/30/2022[6,7]	16.73	.15	(1.50)	(1.35)	(.17)	(.83)	(1.00)	14.38	(8.67)[8]	105		.38	[9]	.68	[9]	1.94	[9]
10/31/2021	14.41	.21	2.66	2.87	(.26)	(.29)	(.55)	16.73	20.35	118		.37		.67		1.34
10/31/2020	13.93	.22	.78	1.00	(.21)	(.31)	(.52)	14.41	7.27	95		.37		.69		1.58
10/31/2019	13.12	.25	1.06	1.31	(.18)	(.32)	(.50)	13.93	10.52	64		.38		.72		1.87
10/31/2018	13.40	.21	(.17)	.04	(.15)	(.17)	(.32)	13.12	.26	55		.37		.72		1.53
10/31/2017	12.12	.18	1.49	1.67	(.16)	(.23)	(.39)	13.40	14.20	42		.37		.73		1.43
Class F-2:
4/30/2022[6,7]	16.87	.17	(1.51)	(1.34)	(.21)	(.83)	(1.04)	14.49	(8.52)[8]	259		.09	[9]	.39	[9]	2.19	[9]
10/31/2021	14.52	.26	2.67	2.93	(.29)	(.29)	(.58)	16.87	20.65	268		.09		.39		1.60
10/31/2020	14.03	.27	.77	1.04	(.24)	(.31)	(.55)	14.52	7.59	201		.09		.41		1.89
10/31/2019	13.21	.29	1.07	1.36	(.22)	(.32)	(.54)	14.03	10.85	164		.10		.44		2.13
10/31/2018	13.48	.24	(.16)	.08	(.18)	(.17)	(.35)	13.21	.56	114		.11		.46		1.76
10/31/2017	12.18	.22	1.49	1.71	(.18)	(.23)	(.41)	13.48	14.42	53		.11		.47		1.72
Class F-3:
4/30/2022[6,7]	16.92	.18	(1.51)	(1.33)	(.23)	(.83)	(1.06)	14.53	(8.48)[8]	33		.01	[9]	.31	[9]	2.31	[9]
10/31/2021	14.56	.26	2.70	2.96	(.31)	(.29)	(.60)	16.92	20.75	35		.01		.31		1.63
10/31/2020	14.07	.28	.78	1.06	(.26)	(.31)	(.57)	14.56	7.64	17		.01		.33		1.96
10/31/2019	13.24	.31	1.07	1.38	(.23)	(.32)	(.55)	14.07	10.98	12		.01		.35		2.28
10/31/2018	13.51	.25	(.16)	.09	(.19)	(.17)	(.36)	13.24	.63	11		.01		.36		1.86
10/31/2017[7,16]	12.26	.15	1.10	1.25	—	—	—	13.51	10.20 [8]	10		.01	[9]	.37	[9]	1.50	[9]
Class R-1:
4/30/2022[6,7]	16.49	.09	(1.48)	(1.39)	(.05)	(.83)	(.88)	14.22	(8.99)[8]	30		1.10	[9]	1.40	[9]	1.20	[9]
10/31/2021	14.21	.10	2.63	2.73	(.16)	(.29)	(.45)	16.49	19.50	35		1.10		1.40		.60
10/31/2020	13.75	.12	.75	.87	(.10)	(.31)	(.41)	14.21	6.41	27		1.12		1.44		.89
10/31/2019	12.94	.15	1.06	1.21	(.08)	(.32)	(.40)	13.75	9.78	29		1.13		1.47		1.12
10/31/2018	13.22	.10	(.16)	(.06)	(.05)	(.17)	(.22)	12.94	(.49)	25		1.13		1.48		.76
10/31/2017	11.95	.10	1.45	1.55	(.05)	(.23)	(.28)	13.22	13.26	24		1.13		1.49		.77

See end of tables for footnotes.

84	American Funds Target Date Retirement Series

Financial highlights (continued)

2025 Fund (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on
	Net asset		securities		Dividends		Total	Net asset			Ratio of		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses to		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	average		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2]	(in millions)	net assets		ratio[5,6]		net assets
Class R-2:
4/30/2022[6,7]	$16.41	$.09	$(1.47)	$(1.38)	$(.05)	$(.83)	$(.88)	$14.15	(8.96)%[8]	$1,178	1.12%[9]		1.42%[9]		1.20%[9]
10/31/2021	14.14	.10	2.61	2.71	(.15)	(.29)	(.44)	16.41	19.48	1,364	1.10		1.40		.61
10/31/2020	13.69	.12	.75	.87	(.11)	(.31)	(.42)	14.14	6.42	1,206	1.11		1.43		.90
10/31/2019	12.88	.15	1.06	1.21	(.08)	(.32)	(.40)	13.69	9.81	1,188	1.11		1.45		1.17
10/31/2018	13.17	.11	(.17)	(.06)	(.06)	(.17)	(.23)	12.88	(.53)	1,096	1.11		1.46		.82
10/31/2017	11.91	.10	1.45	1.55	(.06)	(.23)	(.29)	13.17	13.30	1,116	1.10		1.46		.79
Class R-2E:
4/30/2022[6,7]	16.52	.12	(1.49)	(1.37)	(.09)	(.83)	(.92)	14.23	(8.82)[8]	398	.81	[9]	1.11	[9]	1.50	[9]
10/31/2021	14.23	.14	2.63	2.77	(.19)	(.29)	(.48)	16.52	19.82	470	.81		1.11		.90
10/31/2020	13.78	.16	.75	.91	(.15)	(.31)	(.46)	14.23	6.71	407	.81		1.13		1.19
10/31/2019	12.98	.19	1.06	1.25	(.13)	(.32)	(.45)	13.78	10.11	387	.81		1.15		1.43
10/31/2018	13.29	.14	(.15)	(.01)	(.13)	(.17)	(.30)	12.98	(.14)	300	.81		1.16		1.07
10/31/2017	12.05	.12	1.49	1.61	(.14)	(.23)	(.37)	13.29	13.68	203	.80		1.16		.94
Class R-3:
4/30/2022[6,7]	16.64	.13	(1.49)	(1.36)	(.12)	(.83)	(.95)	14.33	(8.74)[8]	2,002	.66	[9]	.96	[9]	1.65	[9]
10/31/2021	14.33	.17	2.64	2.81	(.21)	(.29)	(.50)	16.64	20.00	2,285	.66		.96		1.05
10/31/2020	13.87	.19	.75	.94	(.17)	(.31)	(.48)	14.33	6.87	2,000	.66		.98		1.34
10/31/2019	13.05	.21	1.07	1.28	(.14)	(.32)	(.46)	13.87	10.29	1,897	.66		1.00		1.60
10/31/2018	13.33	.17	(.17)	— [11]	(.11)	(.17)	(.28)	13.05	(.04)	1,692	.66		1.01		1.24
10/31/2017	12.05	.15	1.47	1.62	(.11)	(.23)	(.34)	13.33	13.80	1,623	.65		1.01		1.22
Class R-4:
4/30/2022[6,7]	16.83	.15	(1.51)	(1.36)	(.17)	(.83)	(1.00)	14.47	(8.68)[8]	2,051	.36	[9]	.66	[9]	1.96	[9]
10/31/2021	14.48	.21	2.68	2.89	(.25)	(.29)	(.54)	16.83	20.35	2,399	.36		.66		1.33
10/31/2020	14.00	.23	.77	1.00	(.21)	(.31)	(.52)	14.48	7.25	2,437	.36		.68		1.65
10/31/2019	13.17	.25	1.08	1.33	(.18)	(.32)	(.50)	14.00	10.62	2,390	.36		.70		1.89
10/31/2018	13.45	.21	(.17)	.04	(.15)	(.17)	(.32)	13.17	.26	1,968	.36		.71		1.55
10/31/2017	12.15	.19	1.49	1.68	(.15)	(.23)	(.38)	13.45	14.19	1,847	.35		.71		1.48
Class R-5E:
4/30/2022[6,7]	16.83	.17	(1.51)	(1.34)	(.20)	(.83)	(1.03)	14.46	(8.55)[8]	1,010	.16	[9]	.46	[9]	2.14	[9]
10/31/2021	14.48	.25	2.68	2.93	(.29)	(.29)	(.58)	16.83	20.64	1,093	.15		.45		1.53
10/31/2020	14.00	.28	.74	1.02	(.23)	(.31)	(.54)	14.48	7.42	970	.16		.48		1.98
10/31/2019	13.18	.27	1.08	1.35	(.21)	(.32)	(.53)	14.00	10.82	1,132	.16		.50		2.02
10/31/2018	13.46	.21	(.14)	.07	(.18)	(.17)	(.35)	13.18	.46	705	.15		.50		1.57
10/31/2017	12.16	.21	1.49	1.70	(.17)	(.23)	(.40)	13.46	14.41	169	.14		.50		1.65
Class R-5:
4/30/2022[6,7]	17.03	.18	(1.52)	(1.34)	(.22)	(.83)	(1.05)	14.64	(8.47)[8]	542	.06	[9]	.36	[9]	2.25	[9]
10/31/2021	14.65	.27	2.70	2.97	(.30)	(.29)	(.59)	17.03	20.70	651	.06		.36		1.66
10/31/2020	14.16	.28	.77	1.05	(.25)	(.31)	(.56)	14.65	7.53	575	.06		.38		1.98
10/31/2019	13.31	.30	1.09	1.39	(.22)	(.32)	(.54)	14.16	11.02	637	.06		.40		2.24
10/31/2018	13.59	.25	(.18)	.07	(.18)	(.17)	(.35)	13.31	.49	656	.06		.41		1.85
10/31/2017	12.27	.23	1.50	1.73	(.18)	(.23)	(.41)	13.59	14.51	1,054	.06		.42		1.76
Class R-6:
4/30/2022[6,7]	16.99	.18	(1.52)	(1.34)	(.23)	(.83)	(1.06)	14.59	(8.51)[8]	19,804	.01	[9]	.31	[9]	2.28	[9]
10/31/2021	14.61	.27	2.71	2.98	(.31)	(.29)	(.60)	16.99	20.81	20,701	.01		.31		1.68
10/31/2020	14.12	.28	.78	1.06	(.26)	(.31)	(.57)	14.61	7.62	14,909	.01		.33		1.95
10/31/2019	13.28	.30	1.09	1.39	(.23)	(.32)	(.55)	14.12	11.03	11,967	.01		.35		2.21
10/31/2018	13.56	.26	(.18)	.08	(.19)	(.17)	(.36)	13.28	.55	8,004	.01		.36		1.88
10/31/2017	12.24	.23	1.50	1.73	(.18)	(.23)	(.41)	13.56	14.58	4,715	.01		.37		1.82

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

Financial highlights (continued)

2020 Fund

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on
	Net asset		securities		Dividends		Total	Net asset				Ratio of		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		expenses to		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year		average		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2]	(in millions)		net assets		ratio[5,6]		net assets
Class A:
4/30/2022[6,7]	$14.92	$.16	$(1.12)	$(.96)	$(.19)	$(.71)	$(.90)	$13.06	(6.95)%[8]	$2,481		.34%[9]		.63%[9]		2.31%[9]
10/31/2021	13.22	.24	2.04	2.28	(.31)	(.27)	(.58)	14.92	17.65	2,707		.35		.64		1.70
10/31/2020	13.04	.27	.42	.69	(.24)	(.27)	(.51)	13.22	5.41	2,362		.35		.65		2.10
10/31/2019	12.37	.29	.87	1.16	(.21)	(.28)	(.49)	13.04	9.82	2,218		.36		.67		2.34
10/31/2018	12.66	.24	(.21)	.03	(.17)	(.15)	(.32)	12.37	.17	1,985		.35		.68		1.89
10/31/2017	11.66	.21	1.13	1.34	(.15)	(.19)	(.34)	12.66	11.82	1,977		.36		.70		1.74
Class C:
4/30/2022[6,7]	14.58	.11	(1.09)	(.98)	(.09)	(.71)	(.80)	12.80	(7.22)[8]	151		1.08	[9]	1.37	[9]	1.58	[9]
10/31/2021	12.94	.14	1.99	2.13	(.22)	(.27)	(.49)	14.58	16.74	170		1.08		1.37		.97
10/31/2020	12.78	.17	.41	.58	(.15)	(.27)	(.42)	12.94	4.62	147		1.09		1.39		1.37
10/31/2019	12.13	.20	.85	1.05	(.12)	(.28)	(.40)	12.78	9.01	146		1.10		1.41		1.59
10/31/2018	12.43	.14	(.20)	(.06)	(.09)	(.15)	(.24)	12.13	(.58)	126		1.10		1.43		1.14
10/31/2017	11.48	.11	1.12	1.23	(.09)	(.19)	(.28)	12.43	10.94	118		1.11		1.45		.96
Class T:
4/30/2022[6,7]	14.94	.18	(1.12)	(.94)	(.22)	(.71)	(.93)	13.07	(6.81)[8,14]	—	[12]	.07	[9,14]	.36	[9,14]	2.62	[9,14]
10/31/2021	13.24	.28	2.03	2.31	(.34)	(.27)	(.61)	14.94	17.86 [14]	—	[12]	.13	[14]	.42	[14]	1.93	[14]
10/31/2020	13.06	.30	.42	.72	(.27)	(.27)	(.54)	13.24	5.61 [14]	—	[12]	.14	[14]	.44	[14]	2.33	[14]
10/31/2019	12.38	.32	.88	1.20	(.24)	(.28)	(.52)	13.06	10.13 [14]	—	[12]	.15	[14]	.46	[14]	2.58	[14]
10/31/2018	12.67	.27	(.21)	.06	(.20)	(.15)	(.35)	12.38	.40 [14]	—	[12]	.14	[14]	.47	[14]	2.10	[14]
10/31/2017[7,15]	11.89	.11	.67	.78	—	—	—	12.67	6.56 [8,14]	—	[12]	.14	[9,14]	.48	[9,14]	1.61	[9,14]
Class F-1:
4/30/2022[6,7]	14.81	.16	(1.10)	(.94)	(.19)	(.71)	(.90)	12.97	(6.91)[8]	53		.38	[9]	.67	[9]	2.30	[9]
10/31/2021	13.14	.24	2.01	2.25	(.31)	(.27)	(.58)	14.81	17.52	61		.37		.66		1.70
10/31/2020	12.97	.27	.41	.68	(.24)	(.27)	(.51)	13.14	5.35	57		.37		.67		2.08
10/31/2019	12.29	.29	.88	1.17	(.21)	(.28)	(.49)	12.97	9.96	49		.38		.69		2.34
10/31/2018	12.59	.23	(.21)	.02	(.17)	(.15)	(.32)	12.29	.11	45		.37		.70		1.87
10/31/2017	11.62	.20	1.13	1.33	(.17)	(.19)	(.36)	12.59	11.73	37		.37		.71		1.66
Class F-2:
4/30/2022[6,7]	14.92	.18	(1.12)	(.94)	(.23)	(.71)	(.94)	13.04	(6.85)[8]	166		.09	[9]	.38	[9]	2.57	[9]
10/31/2021	13.22	.28	2.04	2.32	(.35)	(.27)	(.62)	14.92	17.94	176		.09		.38		1.94
10/31/2020	13.04	.31	.42	.73	(.28)	(.27)	(.55)	13.22	5.68	134		.09		.39		2.36
10/31/2019	12.37	.32	.87	1.19	(.24)	(.28)	(.52)	13.04	10.14	119		.10		.41		2.59
10/31/2018	12.66	.26	(.20)	.06	(.20)	(.15)	(.35)	12.37	.42	93		.11		.44		2.10
10/31/2017	11.67	.23	1.14	1.37	(.19)	(.19)	(.38)	12.66	12.04	46		.11		.45		1.93
Class F-3:
4/30/2022[6,7]	14.96	.19	(1.12)	(.93)	(.24)	(.71)	(.95)	13.08	(6.76)[8]	17		.01	[9]	.30	[9]	2.65	[9]
10/31/2021	13.26	.29	2.04	2.33	(.36)	(.27)	(.63)	14.96	17.98	18		.01		.30		2.00
10/31/2020	13.08	.32	.42	.74	(.29)	(.27)	(.56)	13.26	5.74	11		.01		.31		2.43
10/31/2019	12.40	.34	.87	1.21	(.25)	(.28)	(.53)	13.08	10.27	8		.01		.32		2.72
10/31/2018	12.69	.28	(.21)	.07	(.21)	(.15)	(.36)	12.40	.49	6		.01		.34		2.19
10/31/2017[7,16]	11.68	.16	.85	1.01	—	—	—	12.69	8.65 [8]	1		.01	[9]	.35	[9]	1.72	[9]
Class R-1:
4/30/2022[6,7]	14.66	.10	(1.10)	(1.00)	(.04)	(.71)	(.75)	12.91	(7.27)[8]	12		1.10	[9]	1.39	[9]	1.49	[9]
10/31/2021	12.99	.14	2.00	2.14	(.20)	(.27)	(.47)	14.66	16.74	15		1.11		1.40		.96
10/31/2020	12.83	.17	.40	.57	(.14)	(.27)	(.41)	12.99	4.51	15		1.13		1.43		1.34
10/31/2019	12.15	.19	.88	1.07	(.11)	(.28)	(.39)	12.83	9.13	18		1.13		1.44		1.57
10/31/2018	12.43	.14	(.21)	(.07)	(.06)	(.15)	(.21)	12.15	(.62)	17		1.13		1.46		1.11
10/31/2017	11.46	.12	1.10	1.22	(.06)	(.19)	(.25)	12.43	10.87	18		1.13		1.47		.99

See end of tables for footnotes.

86	American Funds Target Date Retirement Series

Financial highlights (continued)

2020 Fund (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)
			gains on
	Net asset		securities		Dividends		Total	Net asset			Ratio of		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	expenses to		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	average		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2]	(in millions)	net assets		ratio[5,6]		net assets
Class R-2:
4/30/2022[6,7]	$14.58	$.11	$(1.10)	$(.99)	$(.07)	$(.71)	$(.78)	$12.81	(7.25)%[8]	$580	1.12%[9]		1.41%[9]		1.55%[9]
10/31/2021	12.94	.14	1.98	2.12	(.21)	(.27)	(.48)	14.58	16.68	678	1.10		1.39		.97
10/31/2020	12.77	.17	.41	.58	(.14)	(.27)	(.41)	12.94	4.63	680	1.11		1.41		1.37
10/31/2019	12.11	.20	.85	1.05	(.11)	(.28)	(.39)	12.77	9.02	731	1.11		1.42		1.62
10/31/2018	12.40	.14	(.20)	(.06)	(.08)	(.15)	(.23)	12.11	(.57)	728	1.11		1.44		1.14
10/31/2017	11.43	.12	1.11	1.23	(.07)	(.19)	(.26)	12.40	10.97	784	1.09		1.43		1.01
Class R-2E:
4/30/2022[6,7]	14.62	.13	(1.10)	(.97)	(.12)	(.71)	(.83)	12.82	(7.15)[8]	199	.81	[9]	1.10	[9]	1.84	[9]
10/31/2021	12.97	.18	1.99	2.17	(.25)	(.27)	(.52)	14.62	17.05	227	.81		1.10		1.26
10/31/2020	12.81	.21	.41	.62	(.19)	(.27)	(.46)	12.97	4.93	222	.81		1.11		1.65
10/31/2019	12.16	.23	.86	1.09	(.16)	(.28)	(.44)	12.81	9.38	230	.81		1.12		1.87
10/31/2018	12.48	.17	(.20)	(.03)	(.14)	(.15)	(.29)	12.16	(.30)	173	.81		1.14		1.40
10/31/2017	11.55	.14	1.12	1.26	(.14)	(.19)	(.33)	12.48	11.22	122	.80		1.14		1.17
Class R-3:
4/30/2022[6,7]	14.76	.14	(1.11)	(.97)	(.14)	(.71)	(.85)	12.94	(7.08)[8]	1,061	.66	[9]	.95	[9]	2.01	[9]
10/31/2021	13.08	.20	2.02	2.22	(.27)	(.27)	(.54)	14.76	17.30	1,236	.66		.95		1.41
10/31/2020	12.92	.23	.40	.63	(.20)	(.27)	(.47)	13.08	4.97	1,248	.66		.96		1.81
10/31/2019	12.24	.25	.88	1.13	(.17)	(.28)	(.45)	12.92	9.61	1,342	.66		.97		2.05
10/31/2018	12.53	.20	(.21)	(.01)	(.13)	(.15)	(.28)	12.24	(.13)	1,284	.66		.99		1.58
10/31/2017	11.55	.17	1.12	1.29	(.12)	(.19)	(.31)	12.53	11.45	1,358	.65		.99		1.44
Class R-4:
4/30/2022[6,7]	14.90	.16	(1.11)	(.95)	(.19)	(.71)	(.90)	13.05	(6.93)[8]	1,184	.36	[9]	.65	[9]	2.32	[9]
10/31/2021	13.20	.24	2.03	2.27	(.30)	(.27)	(.57)	14.90	17.61	1,420	.36		.65		1.69
10/31/2020	13.02	.27	.42	.69	(.24)	(.27)	(.51)	13.20	5.40	1,554	.36		.66		2.12
10/31/2019	12.34	.29	.88	1.17	(.21)	(.28)	(.49)	13.02	9.88	1,692	.36		.67		2.36
10/31/2018	12.63	.24	(.21)	.03	(.17)	(.15)	(.32)	12.34	.19	1,633	.36		.69		1.88
10/31/2017	11.65	.21	1.12	1.33	(.16)	(.19)	(.35)	12.63	11.69	1,703	.35		.69		1.71
Class R-5E:
4/30/2022[6,7]	14.88	.17	(1.10)	(.93)	(.22)	(.71)	(.93)	13.02	(6.82)[8]	565	.16	[9]	.45	[9]	2.48	[9]
10/31/2021	13.19	.27	2.03	2.30	(.34)	(.27)	(.61)	14.88	17.84	635	.15		.44		1.90
10/31/2020	13.01	.32	.39	.71	(.26)	(.27)	(.53)	13.19	5.57	659	.15		.45		2.46
10/31/2019	12.34	.31	.88	1.19	(.24)	(.28)	(.52)	13.01	10.10	886	.16		.47		2.46
10/31/2018	12.63	.24	(.18)	.06	(.20)	(.15)	(.35)	12.34	.39	590	.15		.48		1.91
10/31/2017	11.64	.23	1.13	1.36	(.18)	(.19)	(.37)	12.63	12.03	169	.14		.48		1.88
Class R-5:
4/30/2022[6,7]	15.06	.19	(1.13)	(.94)	(.23)	(.71)	(.94)	13.18	(6.76)[8]	288	.06	[9]	.35	[9]	2.62	[9]
10/31/2021	13.34	.29	2.05	2.34	(.35)	(.27)	(.62)	15.06	17.96	347	.06		.35		2.02
10/31/2020	13.16	.32	.41	.73	(.28)	(.27)	(.55)	13.34	5.65	350	.06		.36		2.44
10/31/2019	12.47	.34	.88	1.22	(.25)	(.28)	(.53)	13.16	10.24	428	.06		.37		2.69
10/31/2018	12.76	.28	(.22)	.06	(.20)	(.15)	(.35)	12.47	.43	505	.06		.39		2.19
10/31/2017	11.75	.24	1.15	1.39	(.19)	(.19)	(.38)	12.76	12.15	808	.06		.40		1.99
Class R-6:
4/30/2022[6,7]	15.01	.19	(1.12)	(.93)	(.24)	(.71)	(.95)	13.13	(6.73)[8]	10,662	.01	[9]	.30	[9]	2.63	[9]
10/31/2021	13.30	.29	2.05	2.34	(.36)	(.27)	(.63)	15.01	18.00	11,579	.01		.30		2.03
10/31/2020	13.12	.32	.42	.74	(.29)	(.27)	(.56)	13.30	5.73	9,367	.01		.31		2.43
10/31/2019	12.44	.34	.87	1.21	(.25)	(.28)	(.53)	13.12	10.24	8,414	.01		.32		2.66
10/31/2018	12.72	.28	(.20)	.08	(.21)	(.15)	(.36)	12.44	.57	6,238	.01		.34		2.21
10/31/2017	11.72	.25	1.13	1.38	(.19)	(.19)	(.38)	12.72	12.14	4,408	.01		.35		2.04

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

Financial highlights (continued)

2015 Fund

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)									Ratio of		Ratio of
			gains on									expenses to		expenses to
	Net asset		securities		Dividends		Total	Net asset				average net		average net		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		assets before		assets after		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year		reimburse-		reimburse-		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class A:
4/30/2022[6,7]	$13.50	$.15	$(.94)	$(.79)	$(.20)	$(.45)	$(.65)	$12.06	(6.24)%[8]	$946		.32%[9]		.32%[9]		.60%[9]		2.39%[9]
10/31/2021	12.02	.23	1.76	1.99	(.31)	(.20)	(.51)	13.50	16.91	1,046		.35		.35		.63		1.80
10/31/2020	11.98	.27	.25	.52	(.24)	(.24)	(.48)	12.02	4.40	968		.34		.34		.63		2.28
10/31/2019	11.38	.29	.77	1.06	(.22)	(.24)	(.46)	11.98	9.80	978		.36		.36		.67		2.54
10/31/2018	11.71	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.38	(.19)	935		.34		.34		.66		2.16
10/31/2017	10.95	.23	.85	1.08	(.18)	(.14)	(.32)	11.71	10.17	1,021		.37		.37		.69		2.01
Class C:
4/30/2022[6,7]	13.24	.10	(.93)	(.83)	(.10)	(.45)	(.55)	11.86	(6.59)[8]	41		1.08	[9]	1.08	[9]	1.36	[9]	1.65	[9]
10/31/2021	11.79	.14	1.72	1.86	(.21)	(.20)	(.41)	13.24	16.09	46		1.08		1.08		1.36		1.07
10/31/2020	11.76	.18	.25	.43	(.16)	(.24)	(.40)	11.79	3.63	43		1.10		1.10		1.39		1.53
10/31/2019	11.18	.20	.75	.95	(.13)	(.24)	(.37)	11.76	8.91	47		1.11		1.11		1.42		1.80
10/31/2018	11.51	.16	(.25)	(.09)	(.11)	(.13)	(.24)	11.18	(.90)	45		1.11		1.11		1.43		1.38
10/31/2017	10.79	.14	.83	.97	(.11)	(.14)	(.25)	11.51	9.25	45		1.12		1.12		1.44		1.25
Class T:
4/30/2022[6,7]	13.51	.17	(.94)	(.77)	(.23)	(.45)	(.68)	12.06	(6.09)[8,14]	—	[12]	.07	[9,14]	.07	[9,14]	.35	[9,14]	2.68	[9,14]
10/31/2021	12.03	.26	1.75	2.01	(.33)	(.20)	(.53)	13.51	17.14 [14]	—	[12]	.13	[14]	.13	[14]	.41	[14]	2.02	[14]
10/31/2020	11.99	.29	.26	.55	(.27)	(.24)	(.51)	12.03	4.62 [14]	—	[12]	.14	[14]	.14	[14]	.43	[14]	2.48	[14]
10/31/2019	11.39	.32	.77	1.09	(.25)	(.24)	(.49)	11.99	10.04 [14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.73	.27	(.26)	.01	(.22)	(.13)	(.35)	11.39	(.03)[14]	—	[12]	.15	[14]	.15	[14]	.47	[14]	2.35	[14]
10/31/2017[7,15]	11.10	.12	.51	.63	—	—	—	11.73	5.68 [8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.46	[9,14]	1.90	[9,14]
Class F-1:
4/30/2022[6,7]	13.40	.15	(.93)	(.78)	(.19)	(.45)	(.64)	11.98	(6.18)[8]	14		.37	[9]	.37	[9]	.65	[9]	2.35	[9]
10/31/2021	11.94	.23	1.74	1.97	(.31)	(.20)	(.51)	13.40	16.83	15		.37		.37		.65		1.79
10/31/2020	11.91	.26	.25	.51	(.24)	(.24)	(.48)	11.94	4.33	16		.37		.37		.66		2.24
10/31/2019	11.32	.29	.76	1.05	(.22)	(.24)	(.46)	11.91	9.74	14		.38		.38		.69		2.52
10/31/2018	11.65	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.32	(.19)	13		.37		.37		.69		2.13
10/31/2017	10.91	.22	.85	1.07	(.19)	(.14)	(.33)	11.65	10.17	14		.37		.37		.69		1.96
Class F-2:
4/30/2022[6,7]	13.50	.17	(.95)	(.78)	(.23)	(.45)	(.68)	12.04	(6.14)[8]	54		.09	[9]	.09	[9]	.37	[9]	2.63	[9]
10/31/2021	12.02	.27	1.75	2.02	(.34)	(.20)	(.54)	13.50	17.21	57		.09		.09		.37		2.04
10/31/2020	11.98	.30	.25	.55	(.27)	(.24)	(.51)	12.02	4.68	48		.10		.10		.39		2.51
10/31/2019	11.39	.32	.76	1.08	(.25)	(.24)	(.49)	11.98	10.04	44		.10		.10		.41		2.81
10/31/2018	11.72	.27	(.25)	.02	(.22)	(.13)	(.35)	11.39	.06	38		.11		.11		.43		2.33
10/31/2017	10.96	.25	.86	1.11	(.21)	(.14)	(.35)	11.72	10.45	19		.12		.12		.44		2.21
Class F-3:
4/30/2022[6,7]	13.54	.18	(.94)	(.76)	(.25)	(.45)	(.70)	12.08	(6.05)[8]	7		.01	[9]	.01	[9]	.29	[9]	2.73	[9]
10/31/2021	12.05	.27	1.77	2.04	(.35)	(.20)	(.55)	13.54	17.34	8		.01		.01		.29		2.02
10/31/2020	12.01	.32	.24	.56	(.28)	(.24)	(.52)	12.05	4.75	3		.01		.01		.30		2.71
10/31/2019	11.42	.34	.75	1.09	(.26)	(.24)	(.50)	12.01	10.08	4		.01		.01		.32		2.91
10/31/2018	11.74	.28	(.24)	.04	(.23)	(.13)	(.36)	11.42	.22	4		.01		.01		.33		2.45
10/31/2017[7,16]	10.92	.20	.62	.82	—	—	—	11.74	7.51 [8]	—	[12]	.05	[9]	.04	[9]	.36	[9]	2.32	[9]
Class R-1:
4/30/2022[6,7]	13.22	.10	(.92)	(.82)	(.09)	(.45)	(.54)	11.86	(6.55)[8]	7		1.10	[9]	1.10	[9]	1.38	[9]	1.63	[9]
10/31/2021	11.77	.14	1.72	1.86	(.21)	(.20)	(.41)	13.22	16.03	7		1.11		1.11		1.39		1.07
10/31/2020	11.75	.18	.23	.41	(.15)	(.24)	(.39)	11.77	3.51	8		1.14		1.14		1.43		1.51
10/31/2019	11.15	.20	.76	.96	(.12)	(.24)	(.36)	11.75	8.95	9		1.13		1.13		1.44		1.76
10/31/2018	11.47	.15	(.25)	(.10)	(.09)	(.13)	(.22)	11.15	(.94)	10		1.14		1.14		1.46		1.35
10/31/2017	10.73	.14	.83	.97	(.09)	(.14)	(.23)	11.47	9.31	11		1.14		1.14		1.46		1.25

See end of tables for footnotes.

88	American Funds Target Date Retirement Series

Financial highlights (continued)

2015 Fund (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of
			gains on								expenses to		expenses to
	Net asset		securities		Dividends		Total	Net asset			average net		average net		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before		assets after		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	reimburse-		reimburse-		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2,3]	(in millions)	ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class R-2:
4/30/2022[6,7]	$13.22	$.10	$(.91)	$(.81)	$(.10)	$(.45)	$(.55)	$11.86	(6.50)%[8]	$193	1.11%[9]		1.11%[9]		1.39%[9]		1.63%[9]
10/31/2021	11.78	.14	1.71	1.85	(.21)	(.20)	(.41)	13.22	16.00	223	1.10		1.10		1.38		1.06
10/31/2020	11.75	.18	.24	.42	(.15)	(.24)	(.39)	11.78	3.58	222	1.12		1.12		1.41		1.53
10/31/2019	11.16	.20	.76	.96	(.13)	(.24)	(.37)	11.75	8.93	255	1.11		1.11		1.42		1.81
10/31/2018	11.49	.16	(.26)	(.10)	(.10)	(.13)	(.23)	11.16	(.96)	274	1.11		1.11		1.43		1.39
10/31/2017	10.74	.14	.85	.99	(.10)	(.14)	(.24)	11.49	9.40	311	1.09		1.09		1.41		1.29
Class R-2E:
4/30/2022[6,7]	13.23	.12	(.91)	(.79)	(.14)	(.45)	(.59)	11.85	(6.36)[8]	70	.81	[9]	.81	[9]	1.09	[9]	1.92	[9]
10/31/2021	11.79	.17	1.72	1.89	(.25)	(.20)	(.45)	13.23	16.32	81	.81		.81		1.09		1.35
10/31/2020	11.76	.21	.25	.46	(.19)	(.24)	(.43)	11.79	3.91	80	.82		.82		1.11		1.81
10/31/2019	11.18	.23	.76	.99	(.17)	(.24)	(.41)	11.76	9.28	87	.81		.81		1.12		2.07
10/31/2018	11.54	.19	(.26)	(.07)	(.16)	(.13)	(.29)	11.18	(.67)	84	.81		.81		1.13		1.63
10/31/2017	10.84	.16	.85	1.01	(.17)	(.14)	(.31)	11.54	9.62	62	.80		.80		1.12		1.47
Class R-3:
4/30/2022[6,7]	13.37	.13	(.94)	(.81)	(.15)	(.45)	(.60)	11.96	(6.40)[8]	358	.66	[9]	.66	[9]	.94	[9]	2.06	[9]
10/31/2021	11.90	.19	1.75	1.94	(.27)	(.20)	(.47)	13.37	16.63	415	.66		.66		.94		1.51
10/31/2020	11.87	.23	.24	.47	(.20)	(.24)	(.44)	11.90	4.01	426	.66		.66		.95		1.96
10/31/2019	11.28	.26	.75	1.01	(.18)	(.24)	(.42)	11.87	9.39	457	.66		.66		.97		2.25
10/31/2018	11.60	.21	(.25)	(.04)	(.15)	(.13)	(.28)	11.28	(.41)	483	.66		.66		.98		1.83
10/31/2017	10.86	.19	.84	1.03	(.15)	(.14)	(.29)	11.60	9.73	546	.65		.65		.97		1.71
Class R-4:
4/30/2022[6,7]	13.48	.15	(.93)	(.78)	(.20)	(.45)	(.65)	12.05	(6.20)[8]	292	.36	[9]	.36	[9]	.64	[9]	2.37	[9]
10/31/2021	12.00	.23	1.75	1.98	(.30)	(.20)	(.50)	13.48	16.86	348	.36		.36		.64		1.77
10/31/2020	11.96	.27	.25	.52	(.24)	(.24)	(.48)	12.00	4.39	398	.36		.36		.65		2.27
10/31/2019	11.36	.29	.77	1.06	(.22)	(.24)	(.46)	11.96	9.77	442	.36		.36		.67		2.55
10/31/2018	11.69	.25	(.26)	(.01)	(.19)	(.13)	(.32)	11.36	(.17)	453	.36		.36		.68		2.14
10/31/2017	10.94	.22	.85	1.07	(.18)	(.14)	(.32)	11.69	10.10	534	.35		.35		.67		1.99
Class R-5E:
4/30/2022[6,7]	13.45	.16	(.93)	(.77)	(.22)	(.45)	(.67)	12.01	(6.11)[8]	149	.16	[9]	.16	[9]	.44	[9]	2.54	[9]
10/31/2021	11.98	.26	1.74	2.00	(.33)	(.20)	(.53)	13.45	17.12	181	.15		.15		.43		2.00
10/31/2020	11.94	.31	.23	.54	(.26)	(.24)	(.50)	11.98	4.55	192	.16		.16		.45		2.64
10/31/2019	11.35	.31	.77	1.08	(.25)	(.24)	(.49)	11.94	9.99	251	.16		.16		.47		2.69
10/31/2018	11.68	.25	(.23)	.02	(.22)	(.13)	(.35)	11.35	.05	200	.15		.15		.47		2.14
10/31/2017	10.93	.24	.86	1.10	(.21)	(.14)	(.35)	11.68	10.37	52	.15		.15		.47		2.15
Class R-5:
4/30/2022[6,7]	13.61	.17	(.94)	(.77)	(.24)	(.45)	(.69)	12.15	(6.06)[8]	87	.06	[9]	.06	[9]	.34	[9]	2.69	[9]
10/31/2021	12.11	.28	1.76	2.04	(.34)	(.20)	(.54)	13.61	17.27	90	.06		.06		.34		2.11
10/31/2020	12.07	.31	.25	.56	(.28)	(.24)	(.52)	12.11	4.66	93	.06		.06		.35		2.58
10/31/2019	11.47	.33	.76	1.09	(.25)	(.24)	(.49)	12.07	10.06	119	.06		.06		.37		2.88
10/31/2018	11.80	.29	(.27)	.02	(.22)	(.13)	(.35)	11.47	.09	140	.07		.07		.39		2.44
10/31/2017	11.03	.26	.86	1.12	(.21)	(.14)	(.35)	11.80	10.51	259	.06		.06		.38		2.28
Class R-6:
4/30/2022[6,7]	13.56	.17	(.93)	(.76)	(.25)	(.45)	(.70)	12.10	(6.04)[8]	3,299	.01	[9]	.01	[9]	.29	[9]	2.70	[9]
10/31/2021	12.07	.28	1.76	2.04	(.35)	(.20)	(.55)	13.56	17.31	3,480	.01		.01		.29		2.11
10/31/2020	12.03	.31	.25	.56	(.28)	(.24)	(.52)	12.07	4.74	2,801	.01		.01		.30		2.59
10/31/2019	11.43	.33	.77	1.10	(.26)	(.24)	(.50)	12.03	10.16	2,564	.01		.01		.32		2.86
10/31/2018	11.76	.29	(.26)	.03	(.23)	(.13)	(.36)	11.43	.16	1,996	.01		.01		.33		2.47
10/31/2017	11.00	.26	.86	1.12	(.22)	(.14)	(.36)	11.76	10.50	1,448	.01		.01		.33		2.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

Financial highlights (continued)

2010 Fund

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)									Ratio of		Ratio of
			gains on									expenses to		expenses to
	Net asset		securities		Dividends		Total	Net asset				average net		average net		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,		assets before		assets after		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year		reimburse-		reimburse-		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2,3]	(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class A:
4/30/2022[6,7]	$12.60	$.14	$(.79)	$(.65)	$(.19)	$(.28)	$(.47)	$11.48	(5.44)%[8]	$611		.33%[9]		.33%[9]		.60%[9]		2.26%[9]
10/31/2021	11.37	.21	1.46	1.67	(.28)	(.16)	(.44)	12.60	14.96	660		.34		.34		.61		1.73
10/31/2020	11.28	.25	.23	.48	(.23)	(.16)	(.39)	11.37	4.31	604		.35		.35		.79		2.22
10/31/2019	10.71	.28	.67	.95	(.21)	(.17)	(.38)	11.28	9.32	559		.37		.37		.68		2.54
10/31/2018	11.01	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.71	(.28)	528		.36		.36		.68		2.18
10/31/2017	10.34	.22	.72	.94	(.18)	(.09)	(.27)	11.01	9.32	598		.35		.35		.67		2.08
Class C:
4/30/2022[6,7]	12.36	.09	(.78)	(.69)	(.10)	(.28)	(.38)	11.29	(5.78)[8]	29		1.08	[9]	1.08	[9]	1.35	[9]	1.50	[9]
10/31/2021	11.16	.12	1.44	1.56	(.20)	(.16)	(.36)	12.36	14.11	32		1.07		1.07		1.34		.99
10/31/2020	11.09	.17	.22	.39	(.16)	(.16)	(.32)	11.16	3.52	26		1.09		1.09		1.53		1.51
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.48	28		1.10		1.10		1.41		1.80
10/31/2018	10.83	.15	(.25)	(.10)	(.11)	(.09)	(.20)	10.53	(1.01)	25		1.10		1.10		1.42		1.42
10/31/2017	10.19	.14	.71	.85	(.12)	(.09)	(.21)	10.83	8.52	26		1.11		1.11		1.43		1.31
Class T:
4/30/2022[6,7]	12.61	.15	(.78)	(.63)	(.21)	(.28)	(.49)	11.49	(5.23)[8,14]	—	[12]	.07	[9,14]	.07	[9,14]	.34	[9,14]	2.55	[9,14]
10/31/2021	11.38	.24	1.46	1.70	(.31)	(.16)	(.47)	12.61	15.18 [14]	—	[12]	.13	[14]	.13	[14]	.40	[14]	1.95	[14]
10/31/2020	11.29	.27	.23	.50	(.25)	(.16)	(.41)	11.38	4.53 [14]	—	[12]	.15	[14]	.15	[14]	.59	[14]	2.44	[14]
10/31/2019	10.72	.30	.68	.98	(.24)	(.17)	(.41)	11.29	9.57 [14]	—	[12]	.15	[14]	.15	[14]	.46	[14]	2.77	[14]
10/31/2018	11.03	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.72	(.14)[14]	—	[12]	.15	[14]	.15	[14]	.47	[14]	2.38	[14]
10/31/2017[7,15]	10.48	.12	.43	.55	—	—	—	11.03	5.25 [8,14]	—	[12]	.14	[9,14]	.14	[9,14]	.46	[9,14]	1.96	[9,14]
Class F-1:
4/30/2022[6,7]	12.53	.13	(.78)	(.65)	(.18)	(.28)	(.46)	11.42	(5.42)[8]	9		.37	[9]	.37	[9]	.64	[9]	2.23	[9]
10/31/2021	11.31	.21	1.45	1.66	(.28)	(.16)	(.44)	12.53	14.93	10		.37		.37		.64		1.69
10/31/2020	11.22	.24	.24	.48	(.23)	(.16)	(.39)	11.31	4.34	9		.38		.38		.82		2.17
10/31/2019	10.66	.28	.66	.94	(.21)	(.17)	(.38)	11.22	9.26	8		.38		.38		.69		2.61
10/31/2018	10.97	.23	(.26)	(.03)	(.19)	(.09)	(.28)	10.66	(.36)	8		.38		.38		.70		2.16
10/31/2017	10.31	.22	.72	.94	(.19)	(.09)	(.28)	10.97	9.42	8		.38		.38		.70		2.04
Class F-2:
4/30/2022[6,7]	12.59	.15	(.78)	(.63)	(.22)	(.28)	(.50)	11.46	(5.29)[8]	39		.09	[9]	.09	[9]	.36	[9]	2.50	[9]
10/31/2021	11.36	.24	1.46	1.70	(.31)	(.16)	(.47)	12.59	15.26	40		.09		.09		.36		1.96
10/31/2020	11.27	.28	.23	.51	(.26)	(.16)	(.42)	11.36	4.60	29		.10		.10		.54		2.48
10/31/2019	10.71	.30	.67	.97	(.24)	(.17)	(.41)	11.27	9.57	24		.10		.10		.41		2.79
10/31/2018	11.02	.26	(.27)	(.01)	(.21)	(.09)	(.30)	10.71	(.12)	18		.11		.11		.43		2.35
10/31/2017	10.35	.24	.73	.97	(.21)	(.09)	(.30)	11.02	9.64	8		.12		.12		.44		2.27
Class F-3:
4/30/2022[6,7]	12.63	.15	(.78)	(.63)	(.23)	(.28)	(.51)	11.49	(5.28)[8]	9		.01	[9]	.01	[9]	.28	[9]	2.54	[9]
10/31/2021	11.39	.25	1.47	1.72	(.32)	(.16)	(.48)	12.63	15.40	8		.01		.01		.28		2.08
10/31/2020	11.30	.27	.25	.52	(.27)	(.16)	(.43)	11.39	4.67	6		.01		.01		.45		2.43
10/31/2019	10.74	.29	.69	.98	(.25)	(.17)	(.42)	11.30	9.62	4		.02		.01		.32		2.62
10/31/2018	11.04	.28	(.27)	.01	(.22)	(.09)	(.31)	10.74	.04	1		.01		.01		.33		2.56
10/31/2017[7,16]	10.31	.16	.57	.73	—	—	—	11.04	7.08 [8]	—	[12]	.02	[9]	.01	[9]	.33	[9]	2.00	[9]
Class R-1:
4/30/2022[6,7]	12.54	.09	(.78)	(.69)	(.10)	(.28)	(.38)	11.47	(5.75)[8]	2		1.10	[9]	1.10	[9]	1.37	[9]	1.47	[9]
10/31/2021	11.33	.12	1.46	1.58	(.21)	(.16)	(.37)	12.54	14.10	2		1.11		1.11		1.38		1.00
10/31/2020	11.22	.17	.23	.40	(.13)	(.16)	(.29)	11.33	3.57	2		1.06		1.06		1.50		1.54
10/31/2019	10.63	.19	.67	.86	(.10)	(.17)	(.27)	11.22	8.43	2		1.14		1.14		1.45		1.79
10/31/2018	10.90	.15	(.26)	(.11)	(.07)	(.09)	(.16)	10.63	(1.04)	3		1.14		1.14		1.46		1.42
10/31/2017	10.23	.14	.71	.85	(.09)	(.09)	(.18)	10.90	8.47	3		1.14		1.14		1.46		1.35

See end of tables for footnotes.

90	American Funds Target Date Retirement Series

Financial highlights (continued)

2010 Fund (continued)

		(Loss) income from
		investment operations[1]			Dividends and distributions
			Net (losses)								Ratio of		Ratio of
			gains on								expenses to		expenses to
	Net asset		securities		Dividends		Total	Net asset			average net		average net		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,		Net assets,	assets before		assets after		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end		end of year	reimburse-		reimburse-		expense		to average
Year ended	of year	income	unrealized)	operations	income)	gains)	distributions	of year	Total return[2,3]	(in millions)	ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class R-2:
4/30/2022[6,7]	$12.38	$.09	$(.78)	$(.69)	$(.09)	$(.28)	$(.37)	$11.32	(5.80)%[8]	$96	1.12%[9]		1.12%[9]		1.39%[9]		1.48%[9]
10/31/2021	11.18	.12	1.44	1.56	(.20)	(.16)	(.36)	12.38	14.09	106	1.10		1.10		1.37		.99
10/31/2020	11.09	.16	.23	.39	(.14)	(.16)	(.30)	11.18	3.57	101	1.12		1.12		1.56		1.48
10/31/2019	10.53	.19	.67	.86	(.13)	(.17)	(.30)	11.09	8.49	109	1.11		1.11		1.42		1.81
10/31/2018	10.83	.15	(.26)	(.11)	(.10)	(.09)	(.19)	10.53	(1.09)	108	1.11		1.11		1.43		1.43
10/31/2017	10.17	.14	.71	.85	(.10)	(.09)	(.19)	10.83	8.58	125	1.09		1.09		1.41		1.35
Class R-2E:
4/30/2022[6,7]	12.36	.10	(.76)	(.66)	(.13)	(.28)	(.41)	11.29	(5.57)[8]	66	.81	[9]	.81	[9]	1.08	[9]	1.76	[9]
10/31/2021	11.16	.15	1.44	1.59	(.23)	(.16)	(.39)	12.36	14.46	70	.81		.81		1.08		1.25
10/31/2020	11.09	.20	.21	.41	(.18)	(.16)	(.34)	11.16	3.78	61	.82		.82		1.26		1.78
10/31/2019	10.54	.22	.67	.89	(.17)	(.17)	(.34)	11.09	8.79	56	.82		.82		1.13		2.06
10/31/2018	10.86	.18	(.25)	(.07)	(.16)	(.09)	(.25)	10.54	(.72)	45	.81		.81		1.13		1.70
10/31/2017	10.23	.16	.72	.88	(.16)	(.09)	(.25)	10.86	8.88	41	.80		.80		1.12		1.52
Class R-3:
4/30/2022[6,7]	12.49	.12	(.78)	(.66)	(.14)	(.28)	(.42)	11.41	(5.53)[8]	230	.66	[9]	.66	[9]	.93	[9]	1.92	[9]
10/31/2021	11.27	.17	1.45	1.62	(.24)	(.16)	(.40)	12.49	14.62	263	.66		.66		.93		1.44
10/31/2020	11.19	.21	.22	.43	(.19)	(.16)	(.35)	11.27	3.94	279	.67		.67		1.11		1.93
10/31/2019	10.63	.24	.67	.91	(.18)	(.17)	(.35)	11.19	8.95	298	.67		.67		.98		2.24
10/31/2018	10.93	.20	(.26)	(.06)	(.15)	(.09)	(.24)	10.63	(.61)	285	.67		.67		.99		1.85
10/31/2017	10.26	.19	.72	.91	(.15)	(.09)	(.24)	10.93	9.11	291	.66		.66		.98		1.76
Class R-4:
4/30/2022[6,7]	12.58	.14	(.79)	(.65)	(.18)	(.28)	(.46)	11.47	(5.42)[8]	272	.36	[9]	.36	[9]	.63	[9]	2.25	[9]
10/31/2021	11.35	.21	1.46	1.67	(.28)	(.16)	(.44)	12.58	14.97	315	.36		.36		.63		1.73
10/31/2020	11.26	.25	.23	.48	(.23)	(.16)	(.39)	11.35	4.31	315	.36		.36		.80		2.22
10/31/2019	10.69	.28	.67	.95	(.21)	(.17)	(.38)	11.26	9.31	324	.36		.36		.67		2.54
10/31/2018	10.99	.24	(.26)	(.02)	(.19)	(.09)	(.28)	10.69	(.29)	310	.37		.37		.69		2.17
10/31/2017	10.32	.22	.72	.94	(.18)	(.09)	(.27)	10.99	9.36	353	.36		.36		.68		2.06
Class R-5E:
4/30/2022[6,7]	12.56	.15	(.78)	(.63)	(.21)	(.28)	(.49)	11.44	(5.30)[8]	130	.16	[9]	.16	[9]	.43	[9]	2.44	[9]
10/31/2021	11.34	.23	1.46	1.69	(.31)	(.16)	(.47)	12.56	15.14	141	.16		.16		.43		1.90
10/31/2020	11.24	.28	.23	.51	(.25)	(.16)	(.41)	11.34	4.59	137	.16		.16		.60		2.52
10/31/2019	10.69	.29	.67	.96	(.24)	(.17)	(.41)	11.24	9.42	154	.16		.16		.47		2.67
10/31/2018	10.99	.24	(.24)	— [11]	(.21)	(.09)	(.30)	10.69	(.08)	104	.16		.16		.48		2.22
10/31/2017	10.32	.24	.72	.96	(.20)	(.09)	(.29)	10.99	9.62	46	.15		.15		.47		2.24
Class R-5:
4/30/2022[6,7]	12.70	.16	(.80)	(.64)	(.22)	(.28)	(.50)	11.56	(5.22)[8]	62	.06	[9]	.06	[9]	.33	[9]	2.59	[9]
10/31/2021	11.46	.25	1.46	1.71	(.31)	(.16)	(.47)	12.70	15.24	72	.06		.06		.33		2.05
10/31/2020	11.36	.29	.23	.52	(.26)	(.16)	(.42)	11.46	4.67	74	.06		.06		.50		2.54
10/31/2019	10.79	.32	.66	.98	(.24)	(.17)	(.41)	11.36	9.60	81	.07		.07		.38		2.90
10/31/2018	11.09	.27	(.26)	.01	(.22)	(.09)	(.31)	10.79	(.02)	108	.07		.07		.39		2.47
10/31/2017	10.41	.25	.73	.98	(.21)	(.09)	(.30)	11.09	9.70	206	.06		.06		.38		2.31
Class R-6:
4/30/2022[6,7]	12.66	.16	(.79)	(.63)	(.23)	(.28)	(.51)	11.52	(5.27)[8]	2,648	.01	[9]	.01	[9]	.28	[9]	2.57	[9]
10/31/2021	11.42	.25	1.47	1.72	(.32)	(.16)	(.48)	12.66	15.36	2,713	.01		.01		.28		2.05
10/31/2020	11.33	.29	.23	.52	(.27)	(.16)	(.43)	11.42	4.65	2,191	.01		.01		.45		2.54
10/31/2019	10.76	.31	.68	.99	(.25)	(.17)	(.42)	11.33	9.70	1,905	.01		.01		.32		2.85
10/31/2018	11.06	.27	(.26)	.01	(.22)	(.09)	(.31)	10.76	.04	1,380	.01		.01		.33		2.50
10/31/2017	10.38	.25	.73	.98	(.21)	(.09)	(.30)	11.06	9.77	1,012	.02		.02		.34		2.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	91

Financial highlights (continued)

	Six months ended		Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2022[6,7,8]		2021		2020		2019		2018		2017
2065 Fund	2%		13%		22%[7,8,10]
2060 Fund	2		12		3	[17]	—%[18]		3%		4%
2055 Fund	3	[17]	14	[17]	3	[17]	—	[18]	—	[18]	1
2050 Fund	2		14	[17]	4	[17]	—	[18]	—	[18]	—	[18]
2045 Fund	—	[18]	15	[17]	4	[17]	—	[18]	—	[18]	—	[18]
2040 Fund	—	[18]	17	[17]	5	[17]	—	[18]	—	[18]	—	[18]
2035 Fund	—	[18]	17	[17]	9	[17]	—	[18]	—	[18]	—	[18]
2030 Fund	1	[17]	21		8	[17]	—	[18]	—	[18]	—	[18]
2025 Fund	1		18	[17]	12	[17]	—	[18]	—	[18]	—	[18]
2020 Fund	4		20	[17]	13	[17]	2		2		1
2015 Fund	4		21	[17]	13		6		7		4
2010 Fund	5	[17]	20	[17]	12		5		8		5

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class F-3 shares on certain funds. In addition, during the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses during 2065 Fund’s startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	Not annualized.
[9]	Annualized.
[10]	For the period March 27, 2020, commencement of operations, through October 31, 2020.
[11]	Amount less than $.01.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[15]	Class T shares began investment operations on April 7, 2017.
[16]	Class F-3 shares began investment operations on January 27, 2017.
[17]	Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to two percentage points if the value of securities sold due to in-kind redemptions were excluded.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

92	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2021, through April 30, 2022).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	93

Expense example (continued)

2065 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]		Annualized expense ratio[2]		Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$848.28	$1.74		.38%		$3.44	.75%
Class A – assumed 5% return	1,000.00	1,022.91	1.91		.38		3.76	.75
Class C – actual return	1,000.00	845.20	4.94		1.08		6.63	1.45
Class C – assumed 5% return	1,000.00	1,019.44	5.41		1.08		7.25	1.45
Class T – actual return	1,000.00	849.33	.28		.06		1.97	.43
Class T – assumed 5% return	1,000.00	1,024.50	.30		.06		2.16	.43
Class F-1 – actual return	1,000.00	848.01	1.65		.36		3.34	.73
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81		.36		3.66	.73
Class F-2 – actual return	1,000.00	849.15	.37		.08		2.06	.45
Class F-2 – assumed 5% return	1,000.00	1,024.40	.40		.08		2.26	.45
Class F-3 – actual return	1,000.00	849.52	—	[5]	—	[6]	1.70	.37
Class F-3 – assumed 5% return	1,000.00	1,024.79	—	[5]	—	[6]	1.86	.37
Class R-1 – actual return	1,000.00	844.64	4.99		1.09		6.68	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.39	5.46		1.09		7.30	1.46
Class R-2 – actual return	1,000.00	845.23	5.08		1.11		6.77	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56		1.11		7.40	1.48
Class R-2E – actual return	1,000.00	845.79	3.66		.80		5.35	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.83	4.01		.80		5.86	1.17
Class R-3 – actual return	1,000.00	846.45	2.98		.65		4.67	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26		.65		5.11	1.02
Class R-4 – actual return	1,000.00	847.64	1.60		.35		3.30	.72
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76		.35		3.61	.72
Class R-5E – actual return	1,000.00	849.03	.69		.15		2.38	.52
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75		.15		2.61	.52
Class R-5 – actual return	1,000.00	849.19	.23		.05		1.93	.42
Class R-5 – assumed 5% return	1,000.00	1,024.55	.25		.05		2.11	.42
Class R-6 – actual return	1,000.00	849.52	—	[5]	—	[6]	1.70	.37
Class R-6 – assumed 5% return	1,000.00	1,024.79	—	[5]	—	[6]	1.86	.37

See end of tables for footnotes.

94	American Funds Target Date Retirement Series

Expense example (continued)

2060 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$848.04	$1.56	.34%	$3.25	.71%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.56	.71
Class C – actual return	1,000.00	844.94	4.94	1.08	6.63	1.45
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.25	1.45
Class T – actual return	1,000.00	849.45	.37	.08	2.06	.45
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.26	.45
Class F-1 – actual return	1,000.00	847.96	1.74	.38	3.44	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	849.14	.41	.09	2.11	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	849.50	.05	.01	1.74	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	845.08	5.08	1.11	6.77	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2 – actual return	1,000.00	844.55	5.12	1.12	6.81	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	846.05	3.71	.81	5.40	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	846.56	3.02	.66	4.72	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	848.33	1.65	.36	3.35	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	849.03	.73	.16	2.43	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	849.64	.28	.06	1.97	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	849.62	.05	.01	1.74	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	95

Expense example (continued)

2055 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$849.59	$1.51	.33%	$3.21	.70%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.51	.70
Class C – actual return	1,000.00	846.25	4.90	1.07	6.59	1.44
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.20	1.44
Class T – actual return	1,000.00	850.98	.37	.08	2.07	.45
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.26	.45
Class F-1 – actual return	1,000.00	849.32	1.74	.38	3.44	.75
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.76	.75
Class F-2 – actual return	1,000.00	850.62	.41	.09	2.11	.46
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.31	.46
Class F-3 – actual return	1,000.00	851.19	.05	.01	1.74	.38
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38
Class R-1 – actual return	1,000.00	846.46	5.08	1.11	6.78	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.40	1.48
Class R-2 – actual return	1,000.00	846.43	5.13	1.12	6.82	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.45	1.49
Class R-2E – actual return	1,000.00	847.66	3.71	.81	5.41	1.18
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.91	1.18
Class R-3 – actual return	1,000.00	848.57	3.03	.66	4.72	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.16	1.03
Class R-4 – actual return	1,000.00	849.59	1.65	.36	3.35	.73
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.66	.73
Class R-5E – actual return	1,000.00	850.49	.73	.16	2.43	.53
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.66	.53
Class R-5 – actual return	1,000.00	850.65	.28	.06	1.97	.43
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.16	.43
Class R-6 – actual return	1,000.00	850.94	.05	.01	1.74	.38
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.91	.38

See end of tables for footnotes.

96	American Funds Target Date Retirement Series

Expense example (continued)

2050 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$855.38	$1.56	.34%	$3.22	.70%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.51	.70
Class C – actual return	1,000.00	852.51	4.91	1.07	6.57	1.43
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.15	1.43
Class T – actual return	1,000.00	856.69	.37	.08	2.03	.44
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.21	.44
Class F-1 – actual return	1,000.00	855.40	1.75	.38	3.40	.74
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.71	.74
Class F-2 – actual return	1,000.00	856.47	.41	.09	2.07	.45
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.26	.45
Class F-3 – actual return	1,000.00	857.05	.05	.01	1.70	.37
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	852.13	5.10	1.11	6.75	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class R-2 – actual return	1,000.00	852.42	5.14	1.12	6.80	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class R-2E – actual return	1,000.00	853.51	3.72	.81	5.38	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.86	1.17
Class R-3 – actual return	1,000.00	854.22	3.03	.66	4.69	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.11	1.02
Class R-4 – actual return	1,000.00	855.52	1.66	.36	3.31	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5E – actual return	1,000.00	856.26	.74	.16	2.39	.52
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class R-5 – actual return	1,000.00	856.75	.28	.06	1.93	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	856.70	.05	.01	1.70	.37
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37

See end of tables for footnotes.

American Funds Target Date Retirement Series	97

Expense example (continued)

2045 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$862.90	$1.52	.33%	$3.19	.69%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.46	.69
Class C – actual return	1,000.00	859.83	4.93	1.07	6.59	1.43
Class C – assumed 5% return	1,000.00	1,019.49	5.36	1.07	7.15	1.43
Class T – actual return	1,000.00	864.27	.37	.08	2.03	.44
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.21	.44
Class F-1 – actual return	1,000.00	862.56	1.75	.38	3.42	.74
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.71	.74
Class F-2 – actual return	1,000.00	864.16	.42	.09	2.08	.45
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.26	.45
Class F-3 – actual return	1,000.00	864.51	.05	.01	1.71	.37
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	859.55	5.12	1.11	6.78	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.35	1.47
Class R-2 – actual return	1,000.00	859.67	5.16	1.12	6.82	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class R-2E – actual return	1,000.00	861.32	3.74	.81	5.40	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.86	1.17
Class R-3 – actual return	1,000.00	861.71	3.05	.66	4.71	1.02
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.11	1.02
Class R-4 – actual return	1,000.00	863.05	1.66	.36	3.33	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5E – actual return	1,000.00	863.81	.74	.16	2.40	.52
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.61	.52
Class R-5 – actual return	1,000.00	863.89	.28	.06	1.94	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	864.68	.05	.01	1.71	.37
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.86	.37

See end of tables for footnotes.

98	American Funds Target Date Retirement Series

Expense example (continued)

2040 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$868.95	$1.53	.33%	$3.15	.68%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.41	.68
Class C – actual return	1,000.00	865.74	5.00	1.08	6.62	1.43
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.15	1.43
Class T – actual return	1,000.00	869.86	.37	.08	1.99	.43
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.16	.43
Class F-1 – actual return	1,000.00	868.68	1.76	.38	3.38	.73
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.66	.73
Class F-2 – actual return	1,000.00	870.12	.42	.09	2.04	.44
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.21	.44
Class F-3 – actual return	1,000.00	870.16	.05	.01	1.67	.36
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36
Class R-1 – actual return	1,000.00	865.45	5.13	1.11	6.75	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.30	1.46
Class R-2 – actual return	1,000.00	865.76	5.18	1.12	6.80	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.35	1.47
Class R-2E – actual return	1,000.00	866.65	3.75	.81	5.37	1.16
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.81	1.16
Class R-3 – actual return	1,000.00	867.67	3.06	.66	4.68	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.06	1.01
Class R-4 – actual return	1,000.00	869.11	1.67	.36	3.29	.71
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.56	.71
Class R-5E – actual return	1,000.00	869.93	.74	.16	2.36	.51
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.56	.51
Class R-5 – actual return	1,000.00	870.18	.28	.06	1.90	.41
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.06	.41
Class R-6 – actual return	1,000.00	870.18	.05	.01	1.67	.36
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.81	.36

See end of tables for footnotes.

American Funds Target Date Retirement Series	99

Expense example (continued)

2035 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$881.50	$1.54	.33%	$3.13	.67%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.36	.67
Class C – actual return	1,000.00	878.03	5.03	1.08	6.61	1.42
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.10	1.42
Class T – actual return	1,000.00	882.90	.37	.08	1.96	.42
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.11	.42
Class F-1 – actual return	1,000.00	880.98	1.77	.38	3.36	.72
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.61	.72
Class F-2 – actual return	1,000.00	882.70	.42	.09	2.01	.43
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.16	.43
Class F-3 – actual return	1,000.00	883.09	.05	.01	1.63	.35
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.76	.35
Class R-1 – actual return	1,000.00	878.09	5.12	1.10	6.71	1.44
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.20	1.44
Class R-2 – actual return	1,000.00	878.03	5.22	1.12	6.80	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.30	1.46
Class R-2E – actual return	1,000.00	879.04	3.77	.81	5.36	1.15
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.76	1.15
Class R-3 – actual return	1,000.00	880.03	3.08	.66	4.66	1.00
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.01	1.00
Class R-4 – actual return	1,000.00	881.30	1.68	.36	3.27	.70
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.51	.70
Class R-5E – actual return	1,000.00	882.14	.75	.16	2.33	.50
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.51	.50
Class R-5 – actual return	1,000.00	882.52	.28	.06	1.87	.40
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	883.00	.05	.01	1.63	.35
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.76	.35

See end of tables for footnotes.

100	American Funds Target Date Retirement Series

Expense example (continued)

2030 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$898.48	$1.51	.32%	$3.01	.64%
Class A – assumed 5% return	1,000.00	1,023.21	1.61	.32	3.21	.64
Class C – actual return	1,000.00	895.19	5.07	1.08	6.58	1.40
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.00	1.40
Class T – actual return	1,000.00	899.76	.38	.08	1.88	.40
Class T – assumed 5% return	1,000.00	1,024.40	.40	.08	2.01	.40
Class F-1 – actual return	1,000.00	898.42	1.79	.38	3.29	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	899.62	.42	.09	1.93	.41
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.06	.41
Class F-3 – actual return	1,000.00	900.03	.05	.01	1.55	.33
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33
Class R-1 – actual return	1,000.00	895.00	5.22	1.11	6.72	1.43
Class R-1 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.15	1.43
Class R-2 – actual return	1,000.00	894.85	5.26	1.12	6.77	1.44
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class R-2E – actual return	1,000.00	896.67	3.81	.81	5.31	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.66	1.13
Class R-3 – actual return	1,000.00	896.94	3.10	.66	4.61	.98
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.91	.98
Class R-4 – actual return	1,000.00	897.97	1.69	.36	3.20	.68
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class R-5E – actual return	1,000.00	899.18	.75	.16	2.26	.48
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.41	.48
Class R-5 – actual return	1,000.00	899.82	.28	.06	1.79	.38
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.91	.38
Class R-6 – actual return	1,000.00	899.81	.05	.01	1.55	.33
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.66	.33

See end of tables for footnotes.

American Funds Target Date Retirement Series	101

Expense example (continued)

2025 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$913.73	$1.61	.34%	$3.04	.64%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.21	.64
Class C – actual return	1,000.00	910.54	5.12	1.08	6.54	1.38
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.90	1.38
Class T – actual return	1,000.00	915.08	.33	.07	1.76	.37
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.86	.37
Class F-1 – actual return	1,000.00	913.30	1.80	.38	3.23	.68
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.41	.68
Class F-2 – actual return	1,000.00	914.80	.43	.09	1.85	.39
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.96	.39
Class F-3 – actual return	1,000.00	915.19	.05	.01	1.47	.31
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.56	.31
Class R-1 – actual return	1,000.00	910.14	5.21	1.10	6.63	1.40
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.00	1.40
Class R-2 – actual return	1,000.00	910.38	5.31	1.12	6.73	1.42
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.10	1.42
Class R-2E – actual return	1,000.00	911.77	3.84	.81	5.26	1.11
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.56	1.11
Class R-3 – actual return	1,000.00	912.62	3.13	.66	4.55	.96
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.81	.96
Class R-4 – actual return	1,000.00	913.22	1.71	.36	3.13	.66
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.31	.66
Class R-5E – actual return	1,000.00	914.48	.76	.16	2.18	.46
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.31	.46
Class R-5 – actual return	1,000.00	915.28	.28	.06	1.71	.36
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.81	.36
Class R-6 – actual return	1,000.00	914.92	.05	.01	1.47	.31
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.56	.31

See end of tables for footnotes.

102	American Funds Target Date Retirement Series

Expense example (continued)

2020 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$930.47	$1.63	.34%	$3.02	.63%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.16	.63
Class C – actual return	1,000.00	927.81	5.16	1.08	6.55	1.37
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.85	1.37
Class T – actual return	1,000.00	931.93	.34	.07	1.72	.36
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.81	.36
Class F-1 – actual return	1,000.00	930.91	1.82	.38	3.21	.67
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.36	.67
Class F-2 – actual return	1,000.00	931.49	.43	.09	1.82	.38
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.91	.38
Class F-3 – actual return	1,000.00	932.41	.05	.01	1.44	.30
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30
Class R-1 – actual return	1,000.00	927.33	5.26	1.10	6.64	1.39
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.95	1.39
Class R-2 – actual return	1,000.00	927.48	5.35	1.12	6.74	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.05	1.41
Class R-2E – actual return	1,000.00	928.54	3.87	.81	5.26	1.10
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.51	1.10
Class R-3 – actual return	1,000.00	929.16	3.16	.66	4.54	.95
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.76	.95
Class R-4 – actual return	1,000.00	930.73	1.72	.36	3.11	.65
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.26	.65
Class R-5E – actual return	1,000.00	931.84	.77	.16	2.16	.45
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.26	.45
Class R-5 – actual return	1,000.00	932.42	.29	.06	1.68	.35
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.76	.35
Class R-6 – actual return	1,000.00	932.65	.05	.01	1.44	.30
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.51	.30

See end of tables for footnotes.

American Funds Target Date Retirement Series	103

Expense example (continued)

2015 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$937.64	$1.54	.32%	$2.88	.60%
Class A – assumed 5% return	1,000.00	1,023.21	1.61	.32	3.01	.60
Class C – actual return	1,000.00	934.06	5.18	1.08	6.52	1.36
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.80	1.36
Class T – actual return	1,000.00	939.08	.34	.07	1.68	.35
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.76	.35
Class F-1 – actual return	1,000.00	938.21	1.78	.37	3.12	.65
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.26	.65
Class F-2 – actual return	1,000.00	938.55	.43	.09	1.78	.37
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.86	.37
Class F-3 – actual return	1,000.00	939.53	.05	.01	1.39	.29
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29
Class R-1 – actual return	1,000.00	934.52	5.28	1.10	6.62	1.38
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.90	1.38
Class R-2 – actual return	1,000.00	935.01	5.33	1.11	6.67	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	6.95	1.39
Class R-2E – actual return	1,000.00	936.39	3.89	.81	5.23	1.09
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.46	1.09
Class R-3 – actual return	1,000.00	936.03	3.17	.66	4.51	.94
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.71	.94
Class R-4 – actual return	1,000.00	937.96	1.73	.36	3.08	.64
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.21	.64
Class R-5E – actual return	1,000.00	938.86	.77	.16	2.12	.44
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.21	.44
Class R-5 – actual return	1,000.00	939.35	.29	.06	1.63	.34
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.71	.34
Class R-6 – actual return	1,000.00	939.63	.05	.01	1.39	.29
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.45	.29

See end of tables for footnotes.

104	American Funds Target Date Retirement Series

Expense example (continued)

2010 Fund

	Beginning account value 11/1/2021	Ending account value 4/30/2022	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$945.57	$1.59	.33%	$2.89	.60%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.01	.60
Class C – actual return	1,000.00	942.16	5.20	1.08	6.50	1.35
Class C – assumed 5% return	1,000.00	1,019.44	5.41	1.08	6.76	1.35
Class T – actual return	1,000.00	947.70	.34	.07	1.64	.34
Class T – assumed 5% return	1,000.00	1,024.45	.35	.07	1.71	.34
Class F-1 – actual return	1,000.00	945.83	1.79	.37	3.09	.64
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.21	.64
Class F-2 – actual return	1,000.00	947.09	.43	.09	1.74	.36
Class F-2 – assumed 5% return	1,000.00	1,024.35	.45	.09	1.81	.36
Class F-3 – actual return	1,000.00	947.20	.05	.01	1.35	.28
Class F-3 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.40	.28
Class R-1 – actual return	1,000.00	942.46	5.30	1.10	6.60	1.37
Class R-1 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	6.85	1.37
Class R-2 – actual return	1,000.00	942.01	5.39	1.12	6.69	1.39
Class R-2 – assumed 5% return	1,000.00	1,019.24	5.61	1.12	6.95	1.39
Class R-2E – actual return	1,000.00	944.25	3.90	.81	5.21	1.08
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.41	1.08
Class R-3 – actual return	1,000.00	944.73	3.18	.66	4.48	.93
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.66	.93
Class R-4 – actual return	1,000.00	945.82	1.74	.36	3.04	.63
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.16	.63
Class R-5E – actual return	1,000.00	946.96	.77	.16	2.08	.43
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.16	.43
Class R-5 – actual return	1,000.00	947.83	.29	.06	1.59	.33
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.66	.33
Class R-6 – actual return	1,000.00	947.32	.05	.01	1.35	.28
Class R-6 – assumed 5% return	1,000.00	1,024.74	.05	.01	1.40	.28

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	Amount less than $.01.
[6]	Amount less than .01%.

American Funds Target Date Retirement Series	105

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2023. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2021. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

106	American Funds Target Date Retirement Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of each fund, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	107

Liquidity Risk Management Program	unaudited

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

108	American Funds Target Date Retirement Series

Office of the series

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2022

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2022